SEC Registration Nos. 811-6525 and 33-44968


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE
SECURITIES ACT OF 1933


         Post-Effective Amendment No. 14             XX

                                     and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940

         Amendment No. 14                            XX

                          Calvert Municipal Fund, Inc.
                   (Exact Name of Registrant as Specified in
                                    Charter)
                             4550 Montgomery Avenue
                                  Suite 1000N
                            Bethesda, Maryland 20814
                                  (Address of
                          Principal Executive Offices)

                 Registrant's Telephone Number: (301) 951-4800

                           William M. Tartikoff, Esq.
                             4550 Montgomery Avenue
                                  Suite 1000N
                               Bethesda, Maryland
                                     20814
                    (Name and Address of Agent for Service)


It is proposed that this filing will become effective

__ Immediately upon filing                           XX on April 30, 1997
pursuant to paragraph (b)                            pursuant to paragraph (b)

__ 60 days after filing                                       __ on (date)
pursuant to paragraph (a)                            pursuant to paragraph (a)

of Rule 485.

     Pursuant to the provisions of Rule 24f-2 under the Investment Company Act of 1940, an indefinite number of shares of common stock is being registered by this Registration Statement. On February 26, 1997, Registrant filed the Rule 24f-2 notice for its fiscal year ended December 31, 1996.

                          Calvert Municipal Fund, Inc.
                         Form N-1A Cross Reference Sheet

Item number                         Prospectus Caption

        1.                          Cover Page
        2.                          Financial Highlights
        3.                          Financial Highlights
                                    Yield and Total Return
        4.                          Investment Objective and Policies
                                    Management of the Fund
        5.                          Management of the Fund
        6.                          Alternative Sales Options
                                    Management of the Fund
                                    Dividends and Taxes
        7.                          How to Buy Shares
                                    Management of the Fund
                                    Net Asset Value
                                    Reduced Sales Charges
                                    When Your Account Will Be Credited
                                    Exchanges
        8.                          Alternative Sales Options
                                    How to Sell Your Shares
        9.                          *

                                    Statement of Additional Information Captions

        10.                         Cover Page
        11.                         Table of Contents
        12.                         General Information
        13.                         Investment Objective
                                    Investment Policies
                                    Investment Restrictions
                                    Portfolio Transactions
        14.                         Directors and Officers
        15.                         Directors and Officers
        16.                         Investment Advisor
                                    Administrative Services and Distribution
                                    Independent Accountants and Custodians
        17.                         Portfolio Transactions
        18.                         General Information
        19.                         Purchases and Redemptions of Shares
                                    Valuation of Shares
        20.                         Tax Matters
        21.                         Administrative Services and Distribution
        22.                         Calculation of Yield
                                    Calculation of Yield and Total Return
        23.                         Financial Statements

*  Inapplicable or negative answer



PROSPECTUS

 April 30, 1997
                      CALVERT MUNICIPAL INTERMEDIATE FUNDS:
                  ARIZONA CALIFORNIA FLORIDA MARYLAND MICHIGAN
                         NEW YORK PENNSYLVANIA VIRGINIA
                  CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
                4550 Montgomery Avenue, Bethesda, Maryland 20814

INTRODUCTION TO THE FUNDS

     The Calvert National Municipal Intermediate Fund ("National Municipal") seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the stated quality and maturity characteristics.

     The state-specific Calvert Municipal Intermediate Funds ("State Funds") seek to earn the highest level of interest income exempt from federal and specific state income taxes as is consistent with prudent investment management, preservation of capital, and the stated quality and maturity characteristics.

     The National Municipal and the State Funds (collectively, the "Funds" or "Municipal Funds") each invest in nondiversified portfolios of municipal obligations, including some with interest that may be subject to the federal alternative minimum tax. The average dollar-weighted maturity of investments is between 3 and 10 years. The net asset value per share of each Fund will fluctuate in response to changes in the value of its investments.


TO OPEN AN ACCOUNT

     Call your broker, or complete and return the enclosed Account Application. Minimum initial investment is $2,000. Shares of each State Fund are being made available primarily to persons residing in the state for which the Fund is named. PLEASE CONFIRM THE AVAILABILITY OF A FUND IN YOUR STATE BEFORE SENDING MONEY.

ABOUT THIS PROSPECTUS

     Please read this Prospectus before investing. It is designed to provide you with information you ought to know before investing and to help you decide if a Fund's goals match your own. Keep this document for future reference.


     A Statement of Additional Information for the Funds (April 30, 1997) has been filed with the Securities and Exchange Commission and is incorporated by reference. This free Statement is available by calling: 800-368-2748.

     THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE FEDERAL OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

     SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, ANY BANK, AND ARE NOT FEDERALLY INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. WHEN INVESTORS OF THE FUND SELL SHARES OF THE FUND, THE VALUE MAY BE HIGHER OR LOWER THAN THE AMOUNT ORIGINALLY PAID.

FUND EXPENSES


National Municipal Intermediate Fund
A.   Shareholder Transaction Costs
     Maximum Sales Charge on Purchases
     (as a percentage of offering price)           2.75%
     Contingent Deferred Sales Charge              None
B.   Annual Fund Operating Expenses -
     Fiscal Year 1996
     (as a percentage of average net assets)
     Management Fees                               0.70%
     Rule 12b-1 Service and Distribution Fees      0.00%
     Other Expenses                                0.34%
     Total Fund Operating Expenses<F1>             1.04%

California Municipal Intermediate Fund
A.   Shareholder Transaction Costs
     Maximum Sales Charge on Purchases
     (as a percentage of offering price)           2.75%
     Contingent Deferred Sales Charge              None
B.   Annual Fund Operating Expenses -
     Fiscal Year 1996
     (as a percentage of average net assets)
     Management Fees                               0.70%
     Rule 12b-1 Service and Distribution Fees      0.00%
     Other Expenses                                0.27%
     Total Fund Operating Expenses<F1>             0.97%

<F1> Net Fund Operating Expenses after reduction for fees paid indirectly were:
         National 1.01%, California .94%

Arizona Municipal Intermediate Fund
A.   Shareholder Transaction Costs
     Maximum Sales Charge on Purchases
     (as a percentage of offering price)           2.75%
     Contingent Deferred Sales Charge              None
B.   Annual Fund Operating Expenses -
     Fiscal Year 1996
     (as a percentage of average net assets)
     Management Fees                               0.70%
     Rule 12b-1 Service and Distribution Fees      0.00%
     Other Expenses                                0.67%
     Total Fund Operating Expenses<F2>             1.37%

Florida Municipal Intermediate Fund
A.   Shareholder Transaction Costs
     Maximum Sales Charge on Purchases
     (as a percentage of offering price)           2.75%
     Contingent Deferred Sales Charge              None
B.   Annual Fund Operating Expenses -
     Fiscal Year 1996
     (as a percentage of average net assets)
     Management Fees                               0.70%
     Rule 12b-1 Service and Distribution Fees      0.00%
     Other Expenses                                0.25%
     Total Fund Operating Expenses<F2>             0.95%

<F2> Net Fund Operating Expenses after reduction for fees paid indirectly were:
         Arizona 1.00%, Florida .81%

Maryland Municipal Intermediate Fund
A.   Shareholder Transaction Costs
     Maximum Sales Charge on Purchases
     (as a percentage of offering price)           2.75%
     Contingent Deferred Sales Charge              None
B.   Annual Fund Operating Expenses -
     Fiscal Year 1996
     (as a percentage of average net assets)
     Management Fees                               0.70%
     Rule 12b-1 Service and Distribution Fees      0.00%
     Other Expenses                                0.34%
     Total Fund Operating Expenses<F3>             1.04%

Michigan Municipal Intermediate Fund
A.   Shareholder Transaction Costs
     Maximum Sales Charge on Purchases
     (as a percentage of offering price)           2.75%
     Contingent Deferred Sales Charge              None
B.   Annual Fund Operating Expenses -
     Fiscal Year 1996
     (as a percentage of average net assets)
     Management Fees                               0.70%
     Rule 12b-1 Service and Distribution Fees      0.00%
     Other Expenses                                0.34%
     Total Fund Operating Expenses<F3>             1.04%

<F3> Net Fund Operating Expenses after reduction for fees paid indirectly were:
         Maryland .94%, Michigan .94%

New York Municipal Intermediate Fund
A.   Shareholder Transaction Costs
     Maximum Sales Charge on Purchases
     (as a percentage of offering price)           2.75%
     Contingent Deferred Sales Charge              None
B.   Annual Fund Operating Expenses -
     Fiscal Year 1996
     (as a percentage of average net assets)
     Management Fees                               0.70%
     Rule 12b-1 Service and Distribution Fees      0.00%
     Other Expenses                                0.46%
     Total Fund Operating Expenses<F4>            1.16%

Pennsylvania Municipal Intermediate Fund
A.   Shareholder Transaction Costs
     Maximum Sales Charge on Purchases
     (as a percentage of offering price)           2.75%
     Contingent Deferred Sales Charge              None
B.   Annual Fund Operating Expenses -
     Fiscal Year 1996
     (as a percentage of average net assets)
     Management Fees                               0.70%
     Rule 12b-1 Service and Distribution Fees      0.00%
     Other Expenses                                0.46%
     Total Fund Operating Expenses<F4>             1.16%

<F4> Net Fund Operating Expenses after reduction for fees paid indirectly were:
         New York .98%, Pennsylvania .93%

Virginia Municipal Intermediate Fund
A.   Shareholder Transaction Costs
     Maximum Sales Charge on Purchases
     (as a percentage of offering price)           2.75%
     Contingent Deferred Sales Charge              None
B.   Annual Fund Operating Expenses -
     Fiscal Year 1996
     (as a percentage of average net assets)
     Management Fees                               0.70%
     Rule 12b-1 Service and Distribution Fees      0.00%
     Other Expenses                                0.33%
     Total Fund Operating Expenses<F5>             1.03%

<F5> Net Fund Operating Expenses after reduction for fees paid indirectly were:
         Virginia .92%



     C. Example: You would pay the following expenses on a $1,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each period; and (3) payment of maximum initial sales charge at time of purchase:

Fund                  1 Year            3 Years           5 Years      10 Years
National              $38               $60               $83              $151
Arizona               $40               $68               $97              $181
California            $37               $58               $80              $143
Florida               $37               $57               $78              $140
Maryland              $37               $58               $81              $147
Michigan              $38               $59               $82              $149
New York              $39               $62               $88              $161
Pennsylvania          $39               $62               $87              $159
Virginia              $37               $58               $81              $147


     The  example,   which  is   hypothetical,   should  not  be   considered  a
representation of past or future expenses. Actual expenses may be higher or lower than those shown.

     Explanation of Table: The purpose of the table is to assist you in understanding the various costs and expenses that an investor may bear directly (shareholder transaction costs) or indirectly (annual fund operating expenses).

     A. Shareholder Transaction Costs are charges you pay when you buy or sell shares of your Fund. See "Reduced Sales Charges" at Exhibit A to see if you qualify for possible reductions in the sales charge. If you request a wire redemption of less than $1,000, you will be charged a $5 wire fee.


     B. Annual Fund Operating Expenses. Management Fees are paid by the Funds to Calvert Asset Management Company, Inc. for managing the investments and business affairs of each Fund and paid to Calvert Administrative Services
Company, Inc. The Funds will incur Other Expenses for maintaining shareholder records, furnishing shareholder statements and reports, and other services. Management Fees and Other Expenses have already been reflected in the share price and are not charged directly to individual shareholder accounts. Please refer to "Management of the Funds" for further information.


     The National Municipal Intermediate Fund commenced operations on September 30, 1992, and the California Fund commenced operations on May 29, 1992. The Maryland, Michigan, New York and Virginia Funds commenced operation September 30, 1993. The Arizona, Florida and Pennsylvania Funds commenced operation December 31, 1993. For the first five years of operation of each Fund, Rule 12b-1 will be limited to 0.15% and may thereafter be 0.25%. The Advisor may voluntarily defer fees or assume expenses of the Funds. The following table shows what Total Fund Operating Expenses would have been, without the voluntary reimbursement of expenses:
Fund Name                      Total Expenses
Arizona                             1.37%
Florida                             .95%
Maryland                            1.04%
Michigan                            1.04%
New York                            1.16%
Pennsylvania                        1.16%
Virginia                            1.03%

     The Investment Advisory Agreement provides that the Advisor may later, to the extent permitted by law, recapture any fees it deferred or expenses it assumed during the two prior years; provided, however, that Total Annual Operating Expenses for each Fund shall not exceed 2.00% of average net assets during any year in which the Advisor elects to exercise the recapture provision. The above table reflects these agreements.


     The Funds' Rule 12b-1 fees include an asset-based sales charge. Thus, it is possible that long-term shareholders in the Funds may pay more in total sales charges than the economic equivalent of the maximum front-end sales charge permitted by rules of the National Association of Securities Dealers, Inc. In addition to the compensation itemized above (sales charge and Rule 12b-1 service and distribution fees), certain broker/dealers and/or their salespersons may receive certain compensation for the sale and distribution of the securities or for services to the Fund. See the Statement of Additional Information, "Method of Distribution".

FINANCIAL HIGHLIGHTS


     The following table provides information about the Funds' financial history. It expresses the information in terms of a single share outstanding throughout the period. The table has been audited by Coopers & Lybrand, L.L.P., independent accountants, whose report on the period from the Funds' commencement of operations through December 31, 1996, is included in the Annual Report to Shareholders for each of the respective periods presented. The table should be read in conjunction with the financial statements and their related notes. The Annual Report to Shareholders is incorporated by reference into the Statement of Additional Information.


National Municipal Shares
Year Ended December 31,                          1996

Net asset value, beginning                       $10.62
Income from investment operations
     Net investment income                       .50
     Net realized and unrealized gain (loss)
         on investments                          (.06)
         Total from investment operations         .44

Distributions from
     Net investment income                       (.50)
     Net realized gains                          --
         Total distributions                     (.50)

Total increase (decrease) in net asset value     (.06)

Net asset value, ending                          $10.56

Total return<F6>                                4.32%

Ratio to average net assets
     Net investment income                       4.83%
     Total expenses<F7>                          1.04%
     Net expenses                                1.01%
     Expenses reimbursed                         --

Portfolio turnover                               23%

Net assets, ending (in thousands)                $45,612

Number of shares outstanding,
ending (in thousands)                            4,319

<F6>Total return does not reflect deduction of front-end sales charge.
<F7>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



National Municipal Shares
Year Ended December 31,                          1995                1994

Net asset value, beginning                       $9.81               $10.42
Income from investment operations
     Net investment income                       .51                 .50
     Net realized and unrealized gain (loss)
         on investments                          .80                 (.62)
         Total from investment operations        1.31                (.12)

Distributions from
     Net investment income                       (.50)               (.49)
     Net realized gains                          --                  --
         Total distributions                     (.50)               (.49)

Total increase (decrease) in net asset value     .81                 (.61)

Net asset value, ending                          $10.62              $9.81

Total return<F8>                                 13.64%              (1.18%)

Ratio to average net assets
     Net investment income                       4.97%               4.88%
     Total expenses<F9>                          .96%                --
     Net expenses                                .94%                .69%
     Expenses reimbursed                         --                  .32%

Portfolio turnover                               57%                 122%

Net assets, ending (in thousands)                $40,146             $36,159

Number of shares outstanding,
ending (in thousands)                            3,780               3,686

<F8>Total return does not reflect deduction of front-end sales charge.
<F9>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                                                                  From Inception
                                                 Year Ended     (Sept. 30, 1992)
                                                 December 31,   through Dec. 31,
National Municipal Shares                        1993                1992
Net asset value, beginning                       $10.01              $10.00
Income from investment operations
     Net investment income                       .48                 .13
     Net realized and unrealized gain (loss)
         on investments                          .45                 .01
         Total from investment operations        .93                 .14

Distributions from
     Net investment income                       (.48)               (.13)
     Net realized gains                          (.04)               --
         Total distributions                     (.52)               (.13)

Total increase (decrease) in net asset value     .41                 .01

Net asset value, ending                          $10.42              $10.01

Total return<F10>                                9.47%               5.40%

Ratio to average net assets
     Net investment income                       5.01%               5.36%(a)
     Total expenses<F11>                         --                  --
     Net expenses                                .10%                --
     Expenses reimbursed                         .45%                4.34%(a)

Portfolio turnover                               162%                12%

Net assets, ending (in thousands)                $37,467             $1,542

Number of shares outstanding,
ending (in thousands)                            3,596               154

(a) Annualized

<F10>Total return does not reflect deduction of front-end sales charge.
<F11>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



California Shares
Year Ended December 31,                          1996
Net asset value, beginning                       $10.51
Income from investment operations
     Net investment income                       .48
     Net realized and unrealized gain (loss)
         on investments                          (.07)
         Total from investment operations        .41

Distributions from
     Net investment income                       (.48)
     Net realized gains                          --
         Total distributions                     (.48)

Total increase (decrease) in net asset value     (.07)

Net asset value, ending                          $10.44

Total return<F12>                                4.04%

Ratio to average net assets
     Net investment income                       4.59%
     Total expenses<F13>                         .97%
     Net expenses                                .94%
     Expenses reimbursed                         --

Portfolio turnover                               25%

Net assets, ending (in thousands)                $35,693

Number of shares outstanding,
ending (in thousands)                            3,419

<F12>Total return does not reflect deduction of front-end sales charge.
<F13>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


California Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $9.81               $10.56
Income from investment operations
     Net investment income                       .47                 .48
     Net realized and unrealized gain (loss)
         on investments                          .69                 (.76)
         Total from investment operations        1.16                (.28)

Distributions from
     Net investment income                       (.46)               (.47)
     Net realized gains                          --                  --
         Total distributions                     (.46)               (.47)

Total increase (decrease) in net asset value     .70                 (.75)

Net asset value, ending                          $10.51              $9.81

Total return<F14>                                12.07%              (2.57%)

Ratio to average net assets
     Net investment income                       4.59%               4.67%
     Total expenses<F15>                         .91%                --
     Net expenses                                .89%                .76%
     Expenses reimbursed                         --                  .13%

Portfolio turnover                               47%                 68%

Net assets, ending (in thousands)                $34,424             $34,111

Number of shares outstanding,
ending (in thousands)                            3,276               3,476

<F14>Total return does not reflect deduction of front-end sales charge.
<F15>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                                                                  From Inception
                                                 Year Ended       (May 29, 1992)
                                                 December 31,   through Dec. 31,
California Shares                                1993                1992
Net asset value, beginning                       $10.24              $10.00
Income from investment operations
     Net investment income                       .53                 .29
     Net realized and unrealized gain (loss)
         on investments                          .36                 .24
         Total from investment operations        .89                 .53

Distributions from
     Net investment income                       (.53)               (.29)
     Net realized gains                          (.04)               --
         Total distributions                     (.57)               (.29)

Total increase (decrease) in net asset value     .32                 .24

Net asset value, ending                          $10.56              $10.24

Total return<F16>                                8.88%               10.00%

Ratio to average net assets
     Net investment income                       5.12%               5.24%(a)
     Total expenses<F17>                         --                  --
     Net expenses                                .21%                --
     Expenses reimbursed                         .12%                .38%(a)

Portfolio turnover                               21%                 3%

Net assets, ending (in thousands)                $35,726             $16,046

Number of shares outstanding,
ending (in thousands)                            3,383               1,567

(a) Annualized

<F16>Total return does not reflect deduction of front-end sales charge.
<F17>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Arizona Shares
Year Ended December 31,                          1996
Net asset value, beginning                       $5.07
Income from investment operations
     Net investment income                       .19
     Net realized and unrealized gain (loss)
         on investments                          (.03)
         Total from investment operations        .16

Distributions from
     Net investment income                       (.20)

Total increase (decrease) in net asset value     (.04)

Net asset value, ending                          $5.03

Total return<F18>                                3.17%

Ratio to average net assets
     Net investment income                       3.96%
     Total expenses<F19>                         1.31%
     Net expenses                                1.00%
     Expenses reimbursed                         .06%

Portfolio turnover                               18%

Net assets, ending (in thousands)                $2,635

Number of shares outstanding,
ending (in thousands)                            524

<F18>Total return does not reflect deduction of front-end sales charge.
<F19>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Arizona Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $4.71               $5.00
Income from investment operations
     Net investment income                       .22                 .19
     Net realized and unrealized gain (loss)
         on investments                          .36                 (.29)
         Total from investment operations        .58                 (.10)

Distributions from
     Net investment income                       (.22)               (.19)

Total increase (decrease) in net asset value     .36                 (.29)

Net asset value, ending                          $5.07               $4.71

Total return<F20>                                12.44%              (1.84%)

Ratio to average net assets
     Net investment income                       4.43%               4.13%
     Total expenses<F21>                         .53%                --
     Net expenses                                .41%                .38%
     Expenses reimbursed                         .54%                .97%

Portfolio turnover                               10%                 22%

Net assets, ending (in thousands)                $2,045              $2,004

Number of shares outstanding,
ending (in thousands)                            403                 426

<F20>Total return does not reflect deduction of front-end sales charge.
<F21>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



Florida Shares
Year Ended December 31,                          1996
Net asset value, beginning                       $5.06
Income from investment operations
     Net investment income                       .21
     Net realized and unrealized gain (loss)
         on investments                          (.04)
         Total from investment operations        .17

Distributions from
     Net investment income                       (.21)

Total increase (decrease) in net asset value     (.04)

Net asset value, ending                          $5.02

Total return<F22>                                3.53%
Ratio to average net assets
     Net investment income                       4.28%
     Total expenses<F23>                         .94%
     Net expenses                                .81%
     Expenses reimbursed                         .01%

Portfolio turnover                               19%

Net assets, ending (in thousands)                $5,516

Number of shares outstanding,
ending (in thousands)                            1,098

<F22>Total return does not reflect deduction of front-end sales charge.
<F23>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.



Florida Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $4.67               $5.00
Income from investment operations
     Net investment income                       .24                 .21
     Net realized and unrealized gain (loss)
         on investments                          .38                 (.33)
         Total from investment operations        .62                 (.12)

Distributions from
     Net investment income                       (.23)               (.21)

Total increase (decrease) in net asset value     .39                 (.33)

Net asset value, ending                          $5.06               $4.67

Total return<F24>                                13.48%              (2.44%)

Ratio to average net assets
     Net investment income                       4.73%               4.64%
     Total expenses<F25>                         .43%                --
     Net expenses                                .35%                .21%
     Expenses reimbursed                         .43%                .80%

Portfolio turnover                               44%                 93%

Net assets, ending (in thousands)                $3,892              $3,387

Number of shares outstanding,
ending (in thousands)                            769                 725

<F24>Total return does not reflect deduction of front-end sales charge.
<F25>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Maryland Shares
Year Ended December 31,                          1996
Net asset value, beginning                       $5.06
Income from investment operations
     Net investment income                       .23
     Net realized and unrealized gain (loss)
         on investments                          (.04)
         Total from investment operations        .19

Distributions from
     Net investment income                       (.22)

Total increase (decrease) in net asset value     (.03)

Net asset value, ending                          $5.03

Total return<F26>                                3.96%

Ratio to average net assets
     Net investment income                       4.59%
     Total expenses<F27>                         1.00%
     Net expenses                                .94%
     Expenses reimbursed                         .04%

Portfolio turnover                               8%

Net assets, ending (in thousands)                $12,023

Number of shares outstanding,
ending (in thousands)                            2,338

<F26>Total return does not reflect deduction of front-end sales charge.
<F27>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Maryland Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $4.67               $5.05
Income from investment operations
     Net investment income                       .24                 .24
     Net realized and unrealized gain (loss)
         on investments                          .39                 (.39)
         Total from investment operations        .63                 (.15)

Distributions from
     Net investment income                       (.24)               (.23)

Total increase (decrease) in net asset value     .39                 (.38)

Net asset value, ending                          $5.06               $4.67

Total return<F28>                                13.66%              (2.94%)

Ratio to average net assets
     Net investment income                       4.87%               5.01%
     Total expenses<F29>                         .51%                --
     Net expenses                                .48%                .17%
     Expenses reimbursed                         .43%                .86%

Portfolio turnover                               11%                 77%

Net assets, ending (in thousands)                $9,411              $7,429

Number of shares outstanding,
ending (in thousands)                            1,860               1,589

<F28>Total return does not reflect deduction of front-end sales charge.
<F29>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                                                 From Inception
                                                 (October 1, 1993)
Maryland Shares                                  through Dec. 31, 1993
Net asset value, beginning                       $5.00
Income from investment operations
     Net investment income                       .04
     Net realized and unrealized gain (loss)
         on investments                          .05
         Total from investment operations        .09

Distributions from
     Net investment income                       (.04)

Total increase (decrease) in net asset value     .05

Net asset value, ending                          $5.05

Total return<F30>                                7.46%

Ratio to average net assets
     Net investment income                       4.42%(a)
     Total expenses<F31>                         --
     Net expenses                                --
     Expenses reimbursed                         .80%(a)

Portfolio turnover                               14%

Net assets, ending (in thousands)                $5,401

Number of shares outstanding,
ending (in thousands)                            1,070

(a) Annualized

<F30>Total return does not reflect deduction of front-end sales charge.
<F31>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Michigan Shares
Year Ended December 31,                          1996
Net asset value, beginning                       $5.12
Income from investment operations
     Net investment income                       .22
     Net realized and unrealized gain (loss)
         on investments                          (.01)
         Total from investment operations        .21

Distributions from
     Net investment income                       (.23)

Total increase (decrease) in net asset value     (.02)

Net asset value, ending                          $5.10

Total return<F32>                                4.19%

Ratio to average net assets
     Net investment income                       4.37%
     Total expenses<F33>                         1.02%
     Net expenses                                .93%
     Expenses reimbursed                         .02%

Portfolio turnover                               18%

Net assets, ending (in thousands)                $5,804

Number of shares outstanding,
ending (in thousands)                            1,137

<F32>Total return does not reflect deduction of front-end sales charge.
<F33>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Michigan Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $4.74               $5.09
Income from investment operations
     Net investment income                       .24                 .23
     Net realized and unrealized gain (loss)
         on investments                          .37                 (.35)
         Total from investment operations        .61                 (.12)

Distributions from
     Net investment income                       (.23)               (.23)

Total increase (decrease) in net asset value     .38                 (.35)

Net asset value, ending                          $5.12               $4.74

Total return<F34>                                13.08%              (2.42%)

Ratio to average net assets
     Net investment income                       4.76%               4.76%
     Total expenses<F35>                         .52%                --
     Net expenses                                .48%                .18%
     Expenses reimbursed                         .39%                .84%

Portfolio turnover                               22%                 65%

Net assets, ending (in thousands)                $4,556              $5,255

Number of shares outstanding,
ending (in thousands)                            890                 1,109

<F34>Total return does not reflect deduction of front-end sales charge.
<F35>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                                                 From Inception
                                                 (October 1, 1993)
Michigan Shares                                  through Dec. 31, 1993
Net asset value, beginning                       $5.00
Income from investment operations
     Net investment income                       .04
     Net realized and unrealized gain (loss)
         on investments                          .09
         Total from investment operations        .13

Distributions from
     Net investment income                       (.04)

Total increase (decrease) in net asset value     .09

Net asset value, ending                          $5.09

Total return<F36>                                10.28%

Ratio to average net assets
     Net investment income                       4.27%(a)
     Total expenses<F37>                         --
     Net expenses                                --
     Expenses reimbursed                         .89%(a)

Portfolio turnover                               --

Net assets, ending (in thousands)                $4,287

Number of shares outstanding,
ending (in thousands)                            842

(a) Annualized

<F36>Total return does not reflect deduction of front-end sales charge.
<F37>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


New York Shares
Year Ended December 31,                          1996
Net asset value, beginning                       $5.12
Income from investment operations
     Net investment income                       .21
     Net realized and unrealized gain (loss)
         on investments                          (.02)
         Total from investment operations        .19

Distributions from
     Net investment income                       (.22)
     Net realized gain                           --
         Total distributions                     (.22)

Total increase (decrease) in net asset value     (.03)

Net asset value, ending                          $5.09

Total return<F38>                                3.79%

Ratio to average net assets
     Net investment income                       4.20%
     Total expenses<F39>                         1.13%
     Net expenses                                .98%
     Expenses reimbursed                         .03%

Portfolio turnover                               19%

Net assets, ending (in thousands)                $6,218

Number of shares outstanding,
ending (in thousands)                            1,222

<F38>Total return does not reflect deduction of front-end sales charge.
<F39>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


New York Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $4.71               $5.05
Income from investment operations
     Net investment income                       .22                 .23
     Net realized and unrealized gain (loss)
         on investments                          .41                 (.34)
         Total from investment operations        .63                 (.11)

Distributions from
     Net investment income                       (.22)               (.23)

Total increase (decrease) in net asset value     .41                 (.34)

Net asset value, ending                          $5.12               $4.71

Total return<F40>                                13.72%              (2.26%)

Ratio to average net assets
     Net investment income                       4.47%               4.77%
     Total expenses<F41>                         .58%                --
     Net expenses                                .50%                .18%
     Expenses reimbursed                         .49%                1.13%

Portfolio turnover                               13%                 56%

Net assets, ending (in thousands)                $3,573              $2,648

Number of shares outstanding,
ending (in thousands)                            698                 562

<F40>Total return does not reflect deduction of front-end sales charge.
<F41>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                                                 From Inception
                                                 (October 1, 1993)
New York Shares                                  through Dec. 31, 1993
Net asset value, beginning                       $5.00
Income from investment operations
     Net investment income                       .04
     Net realized and unrealized gain (loss)
         on investments                          .05
         Total from investment operations        .09

Distributions from
     Net investment income                       (.04)

Total increase (decrease) in net asset value     .05

Net asset value, ending                          $5.05

Total return<F42>                                7.22%

Ratio to average net assets
     Net investment income                       3.81%(a)
     Total expenses<F43>                         --
     Net expenses                                --
     Expenses reimbursed                         2.00%(a)

Portfolio turnover                               --

Net assets, ending (in thousands)                $2,236

Number of shares outstanding,
ending (in thousands)                            433

(a) Annualized

<F42>Total return does not reflect deduction of front-end sales charge.
<F43>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Pennsylvania Shares
Year Ended December 31,                          1996
Net asset value, beginning                       $5.10
Income from investment operations
     Net investment income                       .21
     Net realized and unrealized gain (loss)
         on investments                          (.02)
         Total from investment operations        .19

Distributions from
     Net investment income                       (.21)

Total increase (decrease) in net asset value     (.02)

Net asset value, ending                          $5.08

Total return<F44>                                3.92%

Ratio to average net assets
     Net investment income                       4.45%
     Total expenses<F45>                         1.11%
     Net expenses                                .93%
     Expenses reimbursed                         .05%

Portfolio turnover                               9%

Net assets, ending (in thousands)                $4,486

Number of shares outstanding,
ending (in thousands)                            883

<F44>Total return does not reflect deduction of front-end sales charge.
<F45>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Pennsylvania Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $4.71               $5.00
Income from investment operations
     Net investment income                       .25                 .22
     Net realized and unrealized gain (loss)
         on investments                          .37                 (.29)
         Total from investment operations        .62                 (.07)

Distributions from
     Net investment income                       (.23)               (.22)

Total increase (decrease) in net asset value     .39                 (.29)

Net asset value, ending                          $5.10               $4.71

Total return<F46>                                13.51%              (1.29%)

Ratio to average net assets
     Net investment income                       5.10%               4.94%
     Total expenses<F47>                         .49%                --
     Net expenses                                .41%                .26%
     Expenses reimbursed                         .54%                .94%

Portfolio turnover                               17%                 96%

Net assets, ending (in thousands)                $2,522              $1,872

Number of shares outstanding,
ending (in thousands)                            495                 398

<F46>Total return does not reflect deduction of front-end sales charge.
<F47>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Virginia Shares
Year Ended December 31,                          1996
Net asset value, beginning                       $5.13
Income from investment operations
     Net investment income                       .22
     Net realized and unrealized gain (loss)
         on investments                          (.03)
         Total from investment operations        .19

Distributions from
     Net investment income                       (.22)

Total increase (decrease) in net asset value     (.03)

Net asset value, ending                          $5.10

Total return<F48>                                3.82%

Ratio to average net assets
     Net investment income                       4.35%
     Total expenses<F49>                         1.00%
     Net expenses                                .92%
     Expenses reimbursed                         .03%

Portfolio turnover                               4%

Net assets, ending (in thousands)                $12,618

Number of shares outstanding,
ending (in thousands)                            2,475

<F48>Total return does not reflect deduction of front-end sales charge.
<F49>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


Virginia Shares
Year Ended December 31,                          1995                1994
Net asset value, beginning                       $4.74               $5.06
Income from investment operations
     Net investment income                       .24                 .23
     Net realized and unrealized gain (loss)
         on investments                          .39                 (.32)
         Total from investment operations        .63                 (.09)

Distributions from
     Net investment income                       (.24)               (.23)

Total increase (decrease) in net asset value     .39                 (.32)

Net asset value, ending                          $5.13               $4.74

Total return<F50>                                13.54%              (2.04%)

Ratio to average net assets
     Net investment income                       4.86%               4.87%
     Total expenses<F51>                         .54%                --
     Net expenses                                .51%                .19%
     Expenses reimbursed                         .38%                .86%

Portfolio turnover                               11%                 65%

Net assets, ending (in thousands)                $7,295              $5,866

Number of shares outstanding,
ending (in thousands)                            1,423               1,239

<F50>Total return does not reflect deduction of front-end sales charge.
<F51>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.


                                                 From Inception
                                                 (October 1, 1993)
Virginia Shares                                  through Dec. 31, 1993
Net asset value, beginning                       $5.00
Income from investment operations
     Net investment income                       .05
     Net realized and unrealized gain (loss)
         on investments                          .06
         Total from investment operations        .11

Distributions from
     Net investment income                       (.05)

Total increase (decrease) in net asset value     .06

Net asset value, ending                          $5.06

Total return<F52>                                8.65%

Ratio to average net assets
     Net investment income                       4.81%(a)
     Total expenses<F53>                         --
     Net expenses                                --
     Expenses reimbursed                         1.54%(a)

Portfolio turnover                               28%

Net assets, ending (in thousands)                $2,720

Number of shares outstanding,
ending (in thousands)                            537

(a) Annualized

<F52>Total return does not reflect deduction of front-end sales charge.
<F53>Effective  December 31, 1995, this ratio reflects total expenses before reduction for fees paid indirectly; such reductions are included in the ratio of net expenses.

INVESTMENT OBJECTIVE AND POLICIES

Investment Objectives

     National Municipal seeks to earn the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity objectives of the Fund.

     National Municipal will invest at least 65% of its total assets in municipal obligations.

     National Municipal is a nondiversified (effective upon shareholder approval) mutual fund that invests primarily in municipal obligations with interest that, for most investors, is exempt from federal income tax. Municipal obligations in which the Series may invest include, but are not limited to, general obligation bonds and notes of state and local issuers, revenue bonds of various transportation, housing, utilities (e.g., water and sewer), hospital and other state and local government authorities, tax and revenue anticipation notes and bond anticipation notes, municipal leases, and certificates of participation therein, and private activity bonds. See further description below and in the Statement of Additional Information. The municipal obligations are fixed and variable rate. Fixed rate investments are limited to obligations normally having remaining maturities of 12 years or less; variable rate investments may have longer maturities. The average dollar-weighted maturity will be between 3 and 10 years. Because the Fund may invest in private activity bonds, a portion of its dividends may be subject to the federal alternative minimum tax. See "Dividends and Taxes."

     The State Funds seek to earn the highest level of interest income exempt from federal and specific state income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity objectives of each Fund.

The State Funds invest in state-specific municipal obligations.

     Each State Fund invests primarily in a nondiversified portfolio of a specific state's municipal obligations with interest that, for most investors, is exempt from federal and that state's income tax. Municipal obligations in which the Funds invest are fixed and variable rate obligations. The Advisor will maintain the average dollar-weighted maturity between 3 and 10 years.

     Each State Fund invests at least 65% of its assets in debt obligations issued by or on behalf of the state for which the Fund is named.

     Under normal market conditions, each State Fund will attempt to invest at least 65% of its total assets in municipal obligations with interest that is exempt from federal and specific state income tax, including those issued by or on behalf of the state for which the Fund is named and its political subdivisions. Each State Fund will also attempt to invest its remaining assets in these obligations, but may invest the remaining assets in municipal obligations of other states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions. Dividends you receive from a Fund that are derived from interest on tax-exempt obligations of other governmental issuers will be exempt from federal income tax, but will be subject to state income taxes. Because the State Funds may invest in private activity bonds, a portion of the Fund's dividends may be subject to the federal alternative minimum tax. See "Dividends and Taxes."

Credit Quality


     As an operating policy, each Municipal Fund will invest at least 65% of its total assets in investment-grade municipal obligations. Investment-grade obligations are those which, at the date of investment, are rated within the four highest grades established by Moody's Investors Services, Inc. (Aaa, Aa, A, or Baa) or by Standard and Poor's Corporation (AAA, AA, A, or BBB). Securities that are not rated may be purchased by the Funds as part of the 65% total if the Advisor determines that they are of quality comparable to investment-grade securities. Bonds rated BBB or Baa, while still considered investment grade, have certain speculative characteristics and may be more subject to changes in economic conditions.


     The remaining 35% of each Municipal Fund's total may consist of noninvestment-grade municipal obligations (rated below Baa or BBB), or unrated obligations that the Advisor has determined are not investment grade. With noninvestment-grade securities there is a greater possibility that an adverse change in the financial condition of the issuer may affect the issuer's ability to pay principal and interest. There is also a greater risk, with noninvestment-grade securities, of price declines due to changes in the issuer's creditworthiness. Because the market for lower-rated securities may be less active ("thinner") than for higher-rated securities, market prices may be more volatile and liquidity in the resale market may be limited.

     The credit quality of municipal obligations is determined by reference to a commercial credit rating service, such as Moody's Investors Service, Inc. or Standard & Poor's Corporation. Please refer to the Appendix in the Statement of Additional Information for a description of the ratings used by these rating services. The Funds' Advisor determines the credit quality of unrated instruments under the supervision of the Funds' Board of Directors/Trustees. See Management of the Funds. There is no limitation on the percentage of assets that may be invested in unrated obligations, which may be less liquid than rated obligations of comparable quality.

     Determinations as to credit quality are made at the time of investment. If a change in credit quality occurs, the Advisor, under the supervision of the Fund's Board of Directors, will consider whether it is in the best interest of the Funds' shareholders to hold or to dispose of the obligation.

Variable and Floating Rate Obligations

     The Funds may invest in variable and floating rate obligations. Variable rate obligations have a yield that adjusts periodically based on changes in the level of prevailing interest rates. Floating rate obligations have an interest rate tied to a known lending rate, such as the prime rate, and are automatically adjusted when the known rate changes. These obligations lessen the capital fluctuations usually inherent in fixed income investments, which diminishes the risk of capital depreciation of portfolio investments and of the Funds' shares. However, this also means that if interest rates decline, a Fund's yield will decline, causing each Fund and its shareholders to forego the opportunity for capital appreciation of the portfolio investments.

Demand Notes

     Each Fund may invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest by giving notice to the issuer. To ensure the ability of the issuer to make payment upon such demand, such notes are often supported by an unconditional bank letter of credit. Notes with a demand feature of more than seven days are considered illiquid and are subject to purchase restrictions. See "Nonfundamental Investment Restrictions" in the Statement of Additional Information.

Nondiversified

     There may be risks associated with each Fund being nondiversified. Specifically, since a relatively high percentage of the assets of each Fund may be invested in the obligations of a limited number of issuers, the value of the shares of each Fund may be more susceptible to any single economic, political or regulatory event than the shares of a diversified fund would be.

Interest-Rate Risk

     All fixed income instruments are subject to interest-rate risk; that is, if the market interest rates rise, the current principal value of a bond will decline. In general, the longer the maturity of the bond, the greater the decline in value. Because the Funds' respective average dollar-weighted maturity is between 3 and 10 years, the investments would be expected to be more affected than by a rise in market interest rates than a short-term money market fund, but less adversely affected by a rise in market interest rates than those of a fund which invests in longer-term bonds.

Obligations with Puts Attached

     Each Fund has authority to purchase securities at a price which would result in a yield to maturity lower than that generally offered by the seller at the time of purchase, when it can acquire at the same time the right to sell the securities back to the seller at an agreed on price at any time during a stated period or on a certain date. Such a right is generally denoted as a "put." Puts may be either conditional or unconditional. Unconditional puts are readily exercisable in the event of a default in payment of principal or interest on the underlying securities.

Municipal Leases

     Each  Fund  may  invest  in  municipal  leases.  A  municipal  lease  is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. There are additional risks inherent in investing in this type of municipal security. Unlike municipal notes and bonds, where a municipality is obligated by law to make interest and principal payments when due, funding for lease payments needs to be appropriated each fiscal year in the budget. It is possible that a municipality will not appropriate funds for lease payments. The Advisor considers risk of cancellation in its investment analysis. The Funds may purchase unrated municipal leases. The Advisor, under supervision of the Boards of Directors/Trustees, is responsible for determining the credit quality of such leases on an ongoing basis. The Funds will invest only in municipal leases that meet their credit quality restrictions. Certain municipal leases may be considered illiquid and subject to the Funds' limits on illiquid investments. The Boards of Directors/Trustees have established guidelines for determining whether a lease is liquid. See the Statement of Additional Information for the factors considered by the Board in determining liquidity and valuation of leases.

When-Issued Purchases

     New issues of municipal obligations are offered on a when-issued basis; that is, delivery and payment for the securities normally take place 15 to 45 days after the date of the transaction. The payment obligation and the yield that will be received on the securities are each fixed at the time the buyer enters into the commitment. The Funds will only make commitments to purchase such securities with the intention of actually acquiring the securities, but may sell these securities before the settlement date if it is deemed advisable as a matter of investment strategy.

Temporary Investments

     For liquidity purposes or pending the investment of the proceeds of the sale of its shares, a Fund may invest in and derive up to 35% (20% for National Municipal and California) of its income from taxable short-term money market type investments. Interest earned from such taxable investments will be taxable to you as ordinary income unless you are otherwise exempt from taxation. Such investments will be of investment grade, or, if unrated, determined to be of equivalent credit quality by the Advisor.

Financial Futures, Options, and Other Investment Techniques


     Each Municipal Fund can use various techniques to increase or decrease its exposure to changing security prices, interest rates, or other factors that affect security values. These techniques may involve derivative transactions such as buying and selling options and futures contracts and leveraged notes, entering into swap agreements, and purchasing indexed securities. The Funds can use these practices either as a substitution for or as protection against an adverse move in the Fund's portfolio to adjust the risk and return characteristics of the Fund's portfolio. If the Advisor judges market conditions incorrectly or employs a strategy that does not correlate well with the Fund's investments, or if the counterparty to the transaction does not perform as promised, these techniques could result in a loss. These techniques may increase the volatility of a Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. Any instruments determined to be illiquid are subject to the Fund's 15% restriction on illiquid securities. See the Statement of Additional Information for more detail about these strategies.

     Under certain circumstances, the Municipal Funds may purchase and sell certain financial futures contracts and certain options on futures contracts to hedge investments in municipal securities. A financial futures contract obligates the seller of a contract to deliver -- and the purchaser of a contract to take delivery of -- the type of financial instrument covered by the contract. In the case of index-based futures contracts, the obligation is in the form of a cash settlement at a specific time for a specific price.

     The Funds may only engage in futures transactions for the purpose of hedging their investments in municipal securities against declines in value and to hedge against increases in the cost of securities the Funds intend to purchase. A sale of financial futures contracts may provide a hedge against a decline in the value of portfolio securities because such depreciation may be offset, in whole or in part, by an increase in the value of the position in the futures contracts. Similarly, a purchase of financial futures contracts may provide a hedge against an increase in the cost of securities intended to be purchased, because such appreciation may be offset, in whole or in part, by an increase in the value of the position in the futures contracts.

Types of Futures Contracts Purchased

     The Advisor intends to deal, on behalf of the Funds, in futures contracts based on The Bond Buyer Municipal Bond Index, a price-weighted measure of the market value of 40 large, recently-issued tax-exempt bonds, and to engage in transactions in exchange-listed futures contracts on U.S. Treasury securities. The Funds may also engage in transactions in other futures contracts, such as futures contracts on other municipal bond indices that become available, if the Advisor believes such contracts would be appropriate for hedging the Funds' investments in municipal securities.

     When a Fund purchases a futures contract, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high grade fixed income securities in a segregated account with the Fund's custodian, so that the segregated amount plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring that the use of such futures contract is unleveraged. It is not anticipated that transactions in futures will have the effect of increasing portfolio turnover.

Closing out a Futures Position -- Risks

     A Fund may close out its position in a futures contract or an option on a futures contract only by entering into an offsetting transaction on the exchange on which the position was established and only if there is a liquid secondary market for the futures contract. If it is not possible to close a futures position entered into by the Fund, the Fund could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situations, if the Fund has insufficient cash, it may have to sell portfolio securities to meet daily margin requirements at a time when it would be disadvantageous to do so. The inability to close futures or options positions could have an adverse effect on the Fund's ability to hedge effectively. There is also risk of loss by the Fund of margin deposits in the event of bankruptcy of a broker with whom the Fund has an open position in a futures contract. The success of a hedging strategy depends on the Advisor's ability to predict the direction of interest rates and other economic factors. The correlation is imperfect between movements in the prices of futures or options contracts, and the movements of prices of the securities which are subject to the hedge. If a Fund used a futures or options contract to hedge against a decline in the market, and the market later advances (or vice-versa), the Fund may suffer a greater loss than if it had not hedged.

     Please refer to the Statement of Additional Information for further information on futures contracts.

Special considerations regarding single-state municipal obligations

     There is risk inherent in investing primarily in the obligations of any one state, since economic and political changes in the state may affect those obligations. Since each State Fund invests primarily in municipal obligations of individual states and is thereby limited in its alternative investment choices, the performance of a State Fund may be affected by local economic conditions, generally and the fiscal/budgetary condition of the State and other municipalities in which a State Fund may invest. With respect to any state, you should be aware that certain proposed state or local constitutional amendments, legislative measures, executive orders, administrative regulations or voter initiatives, in addition to local economic conditions, could result in adverse consequences affecting the ability of the state or its municipalities to meet their obligations in a timely manner, which, in turn, could affect a State Fund's performance.

Other Policies

     Each Fund may temporarily borrow money from banks to meet redemption requests, but such borrowing may not exceed 10% of the value of a Fund's total assets. The Funds have adopted certain fundamental investment restrictions which are discussed in detail in the Statement of Additional Information.

YIELD AND TOTAL RETURN


     Yield refers to income generated by an investment over a period of time.



     Yield measures the current investment performance, which is the rate of income on portfolio investments divided by the share price. To determine yield, (1) net investment income is computed by adding all investment income earned by a Fund over a 30-day period and subtracting expenses, (2) dividing by the average number of outstanding shares during the period, and (3) annualizing the result based on the maximum offering price per share on the last day of the period. Yields are calculated separately for each series according to accounting methods that are standardized for all stock and bond funds.

Taxable Equivalent Yield


     A Fund may  advertise its "taxable  equivalent  yield."
The taxable equivalent yield is the yield that you would be required to obtain from taxable investments to equal the yield of the Fund, all or a portion of which may be exempt from federal income taxes. The federal taxable equivalent yield is computed by taking the portion of the Fund's yield exempt from regular federal income tax and multiplying the exempt yield by a factor based on a given income tax rate, then adding the portion of the yield that is not exempt from such income tax. The double (combined state and federal) taxable equivalent yield is computed by taking the portion of the Fund's yield exempt from regular federal and state income tax and multiplying the exempt yield by a factor based on a given income tax rate, then adding the portion of the yield that is not exempt from such income tax. The factor that is used to calculate the taxable equivalent yield is the reciprocal of the difference between one and the applicable income tax rate, which will be stated in the advertisement.


     A Fund may advertise its total return. Total return is based on historical results and is not intended to indicate future performance.



      Total return includes not only the effect of income dividends but also any change in net asset value, or principal amount, during the stated period. Total return shows overall change in value, including changes in share price and assuming reinvestment of all dividends and capital gain distributions. Cumulative total return reflects performance over a stated period of time. Average annual total return reflects the hypothetical annual compounded return that would have produced the same cumulative total return if performance had been constant over the entire period. Because average annual returns tend to smooth out variations in returns, you should recognize that they are not the same as actual year-by-year results. Both types of total returns usually will include the effect of paying a front-end sales charge. Of course, total returns will be higher if sales charges are not taken into account. Quotations of "return without maximum load" do not reflect deduction of the sales charge. You should consider these figures only if you qualify for a reduced sales charge, or for purposes of comparison with comparable figures which also do not reflect sales charges, such as mutual fund averages compiled by Lipper Analytical Services, Inc. Further information about performance is contained in the Annual Report to Shareholders, which may be obtained without charge.

MANAGEMENT OF THE FUNDS

     The Boards of Directors/Trustees supervise the activities and review contracts with companies that provide the Funds with services.

     The Arizona, California, Maryland, Michigan, National, New York, Pennsylvania and Virginia Municipal Intermediate Funds are series of Calvert Municipal Fund, Inc., an open-end management investment company incorporated in Maryland. The Florida Municipal Intermediate Fund is a series of First Variable Rate Fund for Government Income, an open-end management company organized as a Massachusetts Business Trust.


     The Funds are not required to hold annual shareholder meetings, but special meetings may be called for certain purposes such as electing or removing Directors/Trustees, changing fundamental policies, or approving an investment advisory contract. As a shareholder, you receive one vote for each share of the Fund you own.

     Calvert Group is one of the largest investment management firms in the Washington, D.C. area.


     Calvert Group, Ltd., parent of the Funds' Advisor, transfer agent, and distributor, is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C., and is one of the largest investment management firms in the Washington, D.C. area. Calvert Group, Ltd. and its subsidiaries are located at 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814. As of December 31, 1996, Calvert Group managed and administered assets in excess of $5.2 billion in more than 220,000 shareholder and depositor accounts.

Portfolio Managers


     The Funds are managed by Reno J. Martini, Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. ("CAMCO"); and Daniel K. Hayes, Vice President, Investments (CAMCO). Mr. Martini has served as the Manager of the Portfolio Investments Department since 1985, and as portfolio manager for CAMCO since 1982. Mr. Hayes serves as head of Portfolio Research and has been a portfolio manager for CAMCO since 1984.


Calvert Asset Management serves as Advisor to the Funds.


     Calvert Asset Management Company, Inc. is each Fund's Advisor, and is entitled to an annual fee, payable monthly, of 0.60% of each Fund's average net assets. The Advisor may in its discretion and on a voluntary basis only, waive or defer its fees or assume each Fund's operating expenses. During 1996, National and California each paid investment advisory fees of 0.60%. The Investment Advisory Agreement provides that the Advisor may later, to the extent permitted by law, recapture any fees it waived, or expenses it assumed under this limitation. The Advisor provides each Fund with investment supervision and management, administrative services and office space; furnishes executive and other personnel to the Funds; and pays the salaries and fees of all Directors/Trustees who are affiliated persons of the Advisor. The Advisor may also assume and pay certain advertising and promotional expenses of the Funds and reserves the right to compensate broker-dealers in return for their promotional or administrative services.

     Calvert Administrative Services Company provides administrative services for the Funds.


     Calvert Administrative Services Company ("CASC"), an affiliate of the Advisor, provides certain administrative services for the Funds, including the preparation of regulatory filings and shareholder reports, the daily determination of each Fund's net asset value per share and dividends, and the maintenance of its portfolio and general accounting records. For providing such services, CASC received an annual fee, payable monthly, of 0.10% of each Fund's average net assets per year.

Calvert Distributors, Inc. serves as underwriter to market shares of the Funds.

     Calvert Distributors, Inc. ("CDI") is the Funds' principal underwriter and distributor, and is an affiliate of the Advisor. Under the terms of its underwriting agreements for the Funds, CDI markets and distributes each Fund's shares and is responsible for preparing advertising and sales literature, and printing and mailing prospectuses to prospective investors.

The transfer agent keeps your account records.

     Calvert Shareholder Services, Inc., an affiliate of the Advisor, is the transfer, dividend disbursing and shareholder servicing agent for the Funds.

SHAREHOLDER GUIDE

Opening An Account


     You can buy shares in several ways which are described here and in the chart below.


     An account application accompanies this prospectus. A completed and signed application is required for each new account you open, regardless of the method you choose for making your initial investment. Additional forms may be required from corporations, associations, and certain fiduciaries. If you have any questions or need extra applications, call your broker, or Calvert Group at 800-368-2748.


Sales Charge


     Fund shares are offered at net asset value plus a front-end sales charge as follows:


Amount of                  As a % of        As a % of         Allowed to Dealers
Investment                 offering         net amount        as a % of offering
                           price            invested          price

Less than $50,000          2.75%            2.83%             2.25%
$50,000 but less
than $100,000              2.25%            2.30%             1.75%
$100,000 but less
than $250,000              1.75%            1.78%             1.25%
$250,000 but less
than $500,000              1.25%            1.27%             0.95%
$500,000 but less
than $1,000,000            1.00%            1.01%             0.80%
$1,000,000 and over        0.00%            0.00%             0.10%*


     *Payments will be made less redemptions. For either choice, quarterly trailing commissions will begin in the thirteenth month. CDI reserves the right to recoup any portion of the amount paid to the dealer if the investor redeems some or all of the shares from the Funds within twelve months of the time of purchase.


     Sales charges on Fund shares may be reduced or eliminated in certain cases. See Exhibit A to this prospectus.

     The sales charge is paid to CDI, which in turn normally reallows a portion to your broker-dealer. Upon written notice to dealers with whom it has dealer agreements, CDI may reallow up to the full applicable sales charge. Dealers to whom 90% or more of the entire sales charge is reallowed may be deemed to be underwriters under the Securities Act of 1933.


     In addition to any sales charge reallowance or finder's fee, your broker-dealer, or other financial service firm through which your account is held, currently will be paid periodic service fees at an annual rate of up to 0.15% of the average daily net asset value of Fund shares held in accounts maintained by that firm.


     Distribution Plan


     Each Fund has adopted a Distribution Plan, which provides for payments, which are limited to an annual rate of 0.15% for each Fund's first five years of operation (and 0.25% thereafter) of the average daily net asset value of Fund shares, to pay expenses associated with the distribution and servicing of Fund shares. Amounts paid by the Funds to CDI under the Distribution Plan are used to pay to dealers and others, including CDI salespersons who service accounts, service fees, and to pay CDI for its marketing and distribution expenses, including, but not limited to, preparation of advertising and sales literature and the printing and mailing of prospectuses to prospective investors. During the 1996 fiscal period, the Funds paid no Distribution Plan expenses.




Arrangements with Broker-Dealers and Others

     CDI may also pay additional concessions, including non-cash promotional incentives, such as merchandise or trips, to dealers employing registered representatives who have sold or are expected to sell a minimum dollar amount of shares of the Funds and/or shares of other Funds underwritten by CDI. CDI may make expense reimbursements for special training of a dealer's registered representatives, advertising or equipment, or to defray the expenses of sales contests. Eligible marketing and distribution expenses may be paid pursuant to the Funds' Rule 12b-1 Distribution Plans.



                                HOW TO BUY SHARES


Method            New Accounts                       Additional Investments

By Mail           $2,000 minimum                     $250 minimum

                  Please make your check             Please make your check
                  payable to the appropriate         payable to the appropriate
                  Fund and mail it with your         Fund and mail it with your
                  application to:                    investment slip to:

                  Calvert Group                      Calvert Group
                  P.O. Box 419544                    P.O. Box 419739
                  Kansas City, MO                    Kansas City, MO
                  64141-6544                         64141-6739

By Registered, Certified, or Overnight Mail:
                  Calvert Group                      Calvert Group
                  c/o NFDS, 6th Floor                c/o NFDS, 6th Floor
                  1004 Baltimore                     1004 Baltimore
                  Kansas City, MO                    Kansas City, MO
                  64105-1807                         64105-1807

Through Your Broker      $2,000 minimum              $250 minimum

At the Calvert    Visit the Calvert Branch Office to make investments by check.
Branch Office     See back cover page for the address.

FOR ALL OPTIONS BELOW, PLEASE CALL YOUR BROKER, OR CALVERT GROUP AT 800-368-2745

By Exchange       $2,000 minimum                     $250 minimum
(From your account in another Calvert Group Fund)

     When opening an account by exchange, your new account must be established with the same name(s), address and taxpayer identification number as your existing Calvert account.

By Bank Wire      $2,000 minimum                     $250 minimum

By Calvert Money`   Not Available for                $50 minimum
Controller*         Initial Investment

     *Please allow sufficient time for Calvert Group to process your initial request for this service, normally 10 business days. The maximum transaction amount is $300,000, and your purchase request must be received by 4:00 p.m. Eastern time.

NET ASSET VALUE

How share price is determined.


     Net asset value ("NAV") refers to the worth of one share. NAV is computed by adding the value of all portfolio holdings and other assets, deducting liabilities and then dividing the result by the number of shares outstanding. The NAV will vary daily based on the market values of the Funds' investments. These values are calculated at the close of each business day, which coincides with the closing of the regular session of the New York Stock Exchange (normally 4:00 p.m. Eastern time). The Funds are open for business each day the New York Stock Exchange is open.

     All share purchases will be confirmed and credited to your account in full and fractional shares (rounded to the nearest 1/1000 of a share).

     Portfolio securities and other assets are valued based on market quotations. If quotations are not available, securities are valued by a method that the appropriate Fund's Board of Directors/Trustees believes accurately reflects fair value.

WHEN YOUR ACCOUNT WILL BE CREDITED

     Before you buy shares, please read the following information to make sure your investment is accepted and credited properly.


     All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks. No cash will be accepted. The Fund reserves the right to suspend the offering of shares for a period of time or to reject any specific purchase order. If your check is not paid, your purchase will be canceled and you will be charged a $10 fee plus costs incurred by the Fund. When you purchase by check or with Calvert Money Controller, those funds will be on hold for up to 10 business days from the date of receipt. During that period, the proceeds of redemptions against those funds will be held until the transfer agent is reasonably satisfied that the purchase payment has been collected. To avoid this collection period, you can wire federal funds from your bank, which may charge you a fee. As a convenience, check purchases can be received at Calvert's offices for overnight mail delivery to the transfer agent and will be credited the next business day. Any check purchase received without an investment slip may cause delayed crediting.

     Certain financial institutions or broker-dealers that have entered into a sales agreement with the Distributor may enter confirmed purchase orders on behalf of customers by phone, with payment to follow within a number of days of the order as specified by the program. If payment is not received in the time specified, the financial institution could be held liable for resulting fees or losses.

EXCHANGES


     Each exchange represents the sale of shares of one Fund and the purchase of shares of another. Therefore, you could realize a taxable gain or loss on the transaction.


     If your investment goals change, the Calvert Group of Funds has a variety of investment alternatives that includes common stock funds, tax-exempt and corporate bond funds, and money market funds. The exchange privilege is a convenient way to buy shares in other Calvert Group Funds in order to respond to changes in your goals or in market conditions. However, to protect your Fund's performance and to prevent additional costs, Calvert Group discourages frequent exchanges. Shareholders (and those managing multiple accounts) who make two purchases and two exchange redemptions of shares of the same fund during any 6-month period will be given written notice that they may be prohibited from making additional investments. These policies do not prohibit you from redeeming shares of the funds and do not apply to trades solely among money market funds. Before you make an exchange from a Fund or Portfolio, please note the following:

     o Call your broker or a Calvert representative for information and a prospectus for any of Calvert's other Funds registered in your state. Read the prospectus of the Fund or Portfolio into which you want to exchange for relevant information, including class offerings.

     o Complete and sign an application for an account in that Fund or Portfolio, taking care to register your new account in the same name and taxpayer identification number as your existing Calvert account(s). Exchange instructions may then be given by telephone if telephone redemptions have been authorized and the shares are not in certificate form. See "Selling Your Shares" and "How to Sell Your Shares -- By Telephone, and -- By Exchange To Another Calvert Group Fund."

     o
     You may exchange shares on which you have already paid a sales charge at Calvert Group and shares acquired by reinvestment of dividends or distributions into another fund at no additional charge. You may exchange Class C shares for shares of another fund, but you will have to pay the front-end sales charge, if applicable.


     For purposes of the exchange privilege the Fund is related to Summit Cash Reserves Fund by investment and investor services. Each Fund reserves the right to terminate or modify the exchange privilege in the future with 60 days' written notice.

OTHER CALVERT GROUP SERVICES

Calvert Information Network

24 hour yield and prices


     Calvert  Group  has a  round-the-clock  telephone  service  that  lets
existing  customers  obtain  prices,  yields  and  account  balances.   Complete
instructions for this service may be found on the back of each statement.

Calvert Money Controller

     Calvert Money Controller eliminates the delay of mailing a check or the expense of wiring funds. You can request this free service on your application.

     This service allows you to authorize electronic transfers of money to purchase or sell shares. You use Calvert Money Controller like an "electronic check" to move money ($50 to $300,000) between your bank account and your Fund account with one phone call. Allow two business days after the call for the transfer to take place; for money recently invested, allow normal check clearing time (up to 10 business days) before redemption proceeds are sent to your bank.


     You may also arrange systematic monthly or quarterly investments (minimum $50) into your Calvert Group account. After you give us proper authorization, your bank account will be debited to purchase Fund shares. A debit entry will appear on your bank statement. If you would like to make arrangements for systematic monthly or quarterly redemptions from your Calvert account, call your broker or Calvert for more information.

Telephone Transactions

Calvert Group may record all telephone calls.

     You may purchase, redeem, or exchange shares, wire funds and use Calvert Money Controller by telephone if you have pre-authorized service instructions. You automatically have telephone privileges unless you elect otherwise. The Funds, the transfer agent and their affiliates are not liable if they act in good faith on telephone instructions relating to your account, so long as they follow reasonable procedures to determine that the telephone instructions are genuine. Such procedures may include recording the telephone calls and requiring some form of personal identification. You should verify the accuracy of telephone transactions immediately upon receipt of your confirmation statement.

Optional Services

Complete the application for the easiest way to establish services.

     The easiest way to establish optional services on your Calvert Group account is to select the options you desire when you complete your account application. If you wish to add other options later, you may have to provide us with additional information and a signature guarantee. Please call your broker or Calvert Investor Relations at 800-368-2745 for further assistance. For our mutual protection, we may require a signature guarantee on certain written transaction requests. A signature guarantee verifies the authenticity of your signature, and may be obtained from any bank, savings and loan association, credit union, trust company, broker-dealer firm or member of a domestic stock exchange. A signature guarantee cannot be provided by a notary public.

Householding of General Mailings


Householding reduces Fund expenses while saving paper postage expense.


     If you have multiple  accounts with Calvert,  you may receive  combined
mailings  of  some  shareholder  information,  such  as  statements,   confirms,
prospectuses, semi-annual and annual reports. Please contact Calvert Investor Relations at 800-368-2745 to receive additional copies of information.

Special Services and Charges

     The Funds pay for shareholder services but not for special services that are required by a few shareholders, such as a request for a historical transcript of an account. You may be required to pay a research fee for these special services.

     If you are purchasing shares of a Fund through a program of services offered by a securities dealer or financial institution, you should read the program materials in conjunction with this Prospectus. Certain features may be modified in these programs, and administrative charges may be imposed by the broker-dealer or financial institution for the services rendered.

SELLING YOUR SHARES

     You may redeem all or a portion of your shares on any business day. Your shares will be redeemed at the next net asset value calculated after your redemption request is received and accepted. See below for specific requirements necessary to make sure your redemption request is acceptable. Remember that your Fund may hold payment on the redemption of your shares until it is reasonably satisfied that investments made by check or by Calvert Money Controller have been collected (normally up to 10 business days).

Redemption Requirements to Remember

     To ensure acceptance of your redemption request, please follow the procedures described here and below.

     Once your shares are redeemed, the proceeds will normally be sent to you on the next business day, but if making immediate payment could adversely affect a Fund, it may take up to seven (7) days. Calvert Money Controller redemptions generally will be credited to your bank account on the second business day after your phone call. When the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the Securities and Exchange Commission, redemptions may be suspended or payment dates postponed.

Minimum account balance is $1,000.

     Please maintain a balance in your account of at least $1,000 per Fund, per class. If, due to redemptions, your account falls below $1,000, it may be closed and the proceeds mailed to you at the address of record. You will be given notice that your account will be closed after 30 days unless you make additional investments to increase your account balance to the $1,000 minimum.
HOW TO SELL YOUR SHARES

By Mail To:


Calvert Group
P.O. Box 419544
Kansas City, MO
64141-6544

     You may redeem available funds from your account at any time by sending a letter of instruction, including your name, account and Fund number, the number of shares or dollar amount, and where you want the money to be sent. Additional requirements, below, may apply to your account. The letter of instruction must be signed by all required authorized signers. If you want the money to be wired to a bank not previously authorized, then a voided bank check must be enclosed with your letter. If you do not have a voided check or if you would like funds sent to a different address or another person, your letter must be signature guaranteed.

Type of                    Requirements
Registration

Corporations               Letter of instruction and a corporate resolution,
Associations               signed by person(s) authorized to act on the account,
                           accompanied by signature guarantee(s).

     Trusts Letter of instruction signed by the Trustee(s) (as Trustee), with a signature guarantee.
                           (If the Trustee's name is not registered on your account, provide a copy of the trust document, certified within the last 60 days.)

By Telephone


     Please call 800-368-2745. You may redeem shares from your account by telephone and have your money mailed to your address of record or wired to a bank you have previously authorized. A charge of $5 is imposed on wire transfers of less than $1,000. See "Telephone Transactions". If for any reason you are unable to reach the Funds by telephone, whether due to mechanical difficulties, heavy market volume, or otherwise, you may send a written redemption request to the Funds by overnight mail, or, if your account is held through a broker, see "Through Your Broker" below.

Calvert Money Controller

     Please allow sufficient time for Calvert Group to process your initial request for this service (normally 10 business days). You may also authorize automatic fixed amount redemptions by Calvert Money Controller. All requests must received by 4:00 p.m. Eastern time. Accounts cannot be closed by this service.

Exchange to Another Calvert Group Fund

     You must meet the minimum investment requirement of the other Calvert Group Fund or Portfolio. You can only exchange between accounts with identical names, addresses and taxpayer identification number, unless previously authorized with a signature-guaranteed letter. See "Exchanges."

Systematic Check Redemptions


     If you maintain an account with a balance of $10,000 or more, you may have up to two (2) redemption checks for a fixed amount sent to you on the 15th of the month, simply by sending a letter with all information, including your account number, and the dollar amount ($100 minimum). If you would like a regular check mailed to another person or place, your letter must be signature guaranteed.

Through your Broker

     If your account is held in your broker's name ("street name"), you should contact your broker directly to transfer, exchange or redeem shares.

DIVIDENDS AND TAXES

Dividends from net investment income are paid monthly.


     Net investment income consists of interest income, net short-term capital gains, if any, and dividends declared and paid on investments, less expenses. Each year, the Funds distribute substantially all of their net investment income to shareholders.

Dividend payment options

     Dividends and any distributions are automatically reinvested at net asset value in additional shares of the Funds unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). Dividends and distributions may be automatically invested in an identically registered account with the same account number in any other Calvert Group Fund or Portfolio at net asset value. If reinvested in the same Fund account, new shares will be purchased at net asset value on the reinvestment date, which is generally 1 to 3 days prior to the payment date. You must be a shareholder on the record date to receive dividends. You must notify the Funds in writing prior to the record date to change your payment options. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

"Buying a Dividend"

     At the time of purchase, the share price of your Fund may reflect undistributed income, capital gains or unrealized appreciation of securities. Any income or capital gains from these amounts which are later distributed to you are fully taxable. On the record date for a distribution, your Fund's share value is reduced by the amount of the distribution. If you buy shares just before the record date ("buying a dividend") you will pay the full price for the shares and then receive a portion of the price back as a taxable distribution.

Federal Taxes

     Dividends derived from interest on municipal obligations constitute exempt-interest dividends, on which you are not subject to federal income tax. However, dividends which are from taxable interest and any distributions of short-term capital gains are taxable to you as ordinary income. If the Funds make any distributions of long-term capital gains, then these are taxable to you as long-term capital gains, regardless of how long you held your shares.

     If any taxable income or gains are paid, in January, the Funds will mail you Form 1099-DIV indicating the federal tax status of dividends and any capital gain distributions paid to you by the Funds during the past year.

     You may realize a capital gain or loss when you redeem (sell) or exchange shares.

     If you sell or exchange your shares you will have a short or long-term capital gain or loss, depending on how long you owned the shares. In January, your Fund will mail you Form 1099-B indicating the proceeds from all sales, including exchanges. You should keep your annual year-end account statements to determine the cost (basis) of your shares to report on your tax returns.

Alternative Minimum Tax

     Each Fund may invest in municipal obligations, such as certain private activity bonds, that earn interest subject to the federal alternative minimum tax ("AMT"). AMT is a method of computing tax that helps ensure that certain corporations and high-income individual taxpayers pay a minimum amount of tax. Since the Funds are likely to invest in obligations that are taxable under the AMT method of computing income tax, taxpayers who are required to pay AMT may not receive as high an after-tax yield as investors who are not subject to AMT. You should consult your tax advisor if you have any questions regarding your status.

State Taxes

     To the extent that exempt-interest dividends are derived from earnings attributable to municipal obligations of a state, they will also be exempt from state and local personal income tax in that state. The dividends may be subject to franchise taxes and corporate income taxes if received by a corporation subject to such taxes. A letter will be mailed to you shortly after year-end informing you of the percentage of exempt-interest dividends derived from earnings on state municipal obligations.

Taxpayer Identification Number

     Federal law requires that you provide your correct Social Security or Taxpayer Identification Number ("TIN") on a signed certified application or Form W-9. If not provided, the Funds may be required to withhold 31% of any dividends or redemptions, and you may be subject to a fine. You will also be prohibited from opening another account by exchange. If this TIN information is not received within 60 days after your account is established, your account may be redeemed at the current NAV on the date of redemption. The Funds reserve the right to reject any new account or any purchase order for failure to supply a certified TIN.
                                    EXHIBIT A


REDUCED SALES CHARGES

     You may qualify for a reduced sales charge through several purchase plans available. You must notify the Funds at the time of purchase to take advantage of the reduced sales charge.

Right of Accumulation
     The sales charge is calculated by taking into account not only the dollar amount of a new purchase of shares, but also the higher of cost or current value of shares previously purchased in Calvert Group Funds that impose sales charges. This automatically applies to your account for each new purchase.

Letter of Intent

     If you plan to purchase $50,000 or more of Fund shares over the next 13 months, your sales charge may be reduced through a "Letter of Intent." You pay the lower sales charge applicable to the total amount you plan to invest over the 13-month period, excluding any money market fund purchases. Part of your shares will be held in escrow, so that if you do not invest the amount indicated, you will have to pay the sales charge applicable to the smaller investment actually made. For more information, see the Statement of Additional Information.

Group Purchases
     If you are a member of a qualified group, you may purchase shares of the Funds at the reduced sales charge applicable to the group taken as a whole. The sales charge is calculated by taking into account not only the dollar amount of the shares you purchase, but also the higher of cost or current value of shares previously purchased and currently held by other members of your group.

     A "qualified group" is one which (i) has been in existence for more than six months, (ii) has a purpose other than acquiring Fund shares at a discount, and (iii) satisfies uniform criteria which enable CDI and dealers offering Fund shares to realize economies of scale in distributing such shares. A qualified group must have more than 10 members, must be available to arrange for group meetings between representatives of CDI or dealers distributing the Funds' shares, must agree to include sales and other materials related to each Fund in its publications and mailings to members at reduced or no cost to CDI or dealers.

Other Circumstances

     There is no sales charge on shares of any fund of the Calvert Group of Funds sold to (i) Directors, Trustees, Officers, Advisory Council Members, employees of the Calvert Group of Funds or affiliated companies, employees of broker dealers distributing the Fund's shares and family members of the above,
(ii) Purchases made through a Registered Investment Advisor, (iii) Trust departments of banks or savings institutions for trust clients of such bank or institution, (iv) Purchases through a broker maintaining an omnibus account with the Fund and the purchases are made by (a) investment advisors or financial planners placing trades for their own accounts (or the accounts of their clients) and who charge a management, consulting, or other fee for their services; or (b) clients of such investment advisors or financial planners who place trades for their own accounts if such accounts are linked to the master account of such investment advisor or financial planner on the books and records of the broker or agent; or (c) retirement and deferred compensation plans and trusts, including, but not limited to, those defined in section 401(a) or section 403(b) of the I.R.C., and "rabbi trusts."

Dividends and Capital Gain Distributions from other Calvert Group Funds
     You may prearrange to have your dividends and capital gain distributions from another Calvert Group Fund automatically invested in another account with no additional sales charge.

Purchases made at net asset value ("NAV")
     Except for money market funds, if you make a purchase at NAV, you may exchange that amount to another fund at no additional sales charge.

Reinstatement Privilege
     If you redeem Fund shares and then within 30 days decide to reinvest in the same Fund, you may do so at the net asset value next computed after the reinvestment order is received, without a sales charge. You may use the reinstatement privilege only once. The Funds reserve the right to modify or eliminate this privilege.

TABLE OF CONTENTS

Fund Expenses
Financial Highlights
Investment Objective and Policies
Yield and Total Return
Management of the Funds
SHAREHOLDER GUIDE:
How to Buy Shares
Net Asset Value
Alternative Sales Options
When Your Account Will Be Credited
Exchanges
Other Calvert Group Services
Selling Your Shares
How to Sell Your Shares
Dividends and Taxes
Exhibit A - Reduced Sales Charges

                           Prospectus

                           April 30, 1997

                           Calvert Arizona Municipal Intermediate Fund
                           Calvert California Municipal Intermediate Fund Calvert Florida Municipal Intermediate Fund Calvert Maryland Municipal Intermediate Fund Calvert Michigan Municipal Intermediate Fund Calvert National Municipal Intermediate Fund Calvert New York Municipal Intermediate Fund Calvert Pennsylvania Municipal Intermediate Fund Calvert Virginia Municipal Intermediate Fund

To Open an Account:
800-368-2748

Yields and Prices:
Calvert Information Network

24 hours, 7 days a week
     800-368-2745

Service for Existing
Accounts:
     Shareholders         800-368-2745
     Brokers              800-368-2746

TDD for Hearing Impaired:
     800-541-1524

Registered, Certified and
Overnight Mail:
Calvert Group
c/o NFDS, 6th Floor
1004 Baltimore
Kansas City, MO 64105

Branch Office:
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

Calvert Group Web-Site
Address: http://www.calvertgroup.com

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

STATEMENT OF ADDITIONAL INFORMATION

April 30, 1997

                  CALVERT NATIONAL MUNICIPAL INTERMEDIATE FUND
                4550 Montgomery Avenue, Bethesda, Maryland 20814

New Account     (800) 368-2748
Information:    (301) 951-4820

Shareholder
Services:       (800) 368-2745

Broker          (800) 368-2746
Services:       (301) 951-4850

TDD for the Hearing-
Impaired:       (800) 541-1524



     This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Prospectus, dated April 30, 1997, which may be obtained free of charge by sending a request to the above address or calling the telephone numbers listed above.
                              INVESTMENT OBJECTIVE


     National Municipal is designed to provide individual and institutional investors with the highest level of interest income exempt from federal income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Series. There is, of course, no assurance that the Series will be successful in meeting its investment objective; there are inherent risks in the ownership of any investment.
     Dividends paid by National Municipal will fluctuate with income earned on investments. In addition, the dividends and distributions paid and the value of each share will vary by class of shares; the value of its shares will fluctuate to reflect changes in the market value of the Series' investments. The Series will attempt, through careful management, to reduce these risks and enhance the opportunities for higher income and greater price stability.

                               INVESTMENT POLICIES

     National Municipal invests primarily in a nondiversified portfolio of municipal obligations, including some with interest that may be subject to alternative minimum tax. The average dollar-weighted maturity of investments is between 3 and 10 years. Fixed rate investments normally have remaining maturities of 12 years or less; variable rate investments may have longer maturities. A complete explanation of municipal obligations and municipal bond and note ratings appears in the Appendix.
     Under normal market conditions, National Municipal will invest at least 65% of its total assets in municipal obligations with interest that is exempt from federal income tax. To the extent the obligations are issued by your state of residence, you may also be exempt from certain state and local income taxes.

Variable Rate Demand Notes
     The Board of Directors of Calvert Municipal Fund, Inc. (the "Fund"), of which National Municipal is a series, has approved investments in floating and variable rate demand notes upon the following conditions: the Series has right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes is deemed the period remaining until such time as the Series has the right to dispose of the notes at a price which approximates par and market value. Notes with a right of demand exceeding seven days are considered illiquid and are subject to purchase restrictions.

Municipal Leases
     National Municipal may invest in municipal leases, or structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. National Municipal may purchase unrated leases. The Fund's Advisor, under the supervision of the Board of Trustees/Directors, is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to National Municipal's limit on illiquid securities. The Board of Trustees/Directors has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with National Municipal's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by National Municipal, based on the following factors: (1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); (4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; (C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which National Municipal has valued it for purposes of calculating National Municipal's net asset value, taking into account the following factors: (1) the frequency of trades and quotes; (2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to National Municipal's ability to dispose of the security; and (D) the Advisor should have reasonable expectations that the municipal lease obligation will maintain its liquidity throughout the time the instrument is held by National Municipal.

Temporary Investments
     Short-term money market type investments consist of: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit of banks with assets of one billion dollars or more; commercial paper or other corporate notes of investment-grade quality; and any of such items subject to short-term repurchase agreements.

When-Issued Purchases
     Securities purchased on a when-issued basis and the securities held in National Municipal's portfolio are subject to changes in market value based on the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, National Municipal remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of its assets may vary. No new when-issued commitments will be made if more than 50% of the Series' net assets would become so committed.
     When the time comes to pay for when-issued securities, National Municipal will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Series' payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax.


Transactions in Futures Contracts
     National Municipal may engage in the purchase and sale of futures contracts on an index of municipal bonds or on U.S. Treasury securities, or options on such futures contracts, for hedging and substitution purposes only. National Municipal may sell such futures contracts in anticipation of a decline in the cost of municipal bonds it holds or may purchase such futures contracts in anticipation of an increase in the value of municipal bonds National Municipal intends to acquire. National Municipal also is authorized to purchase and sell other financial futures contracts which in the opinion of the Investment Advisor provide an appropriate hedge for some or all of National Municipal's securities.
     Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contract can result in substantial unrealized gains or losses. Because National Municipal will engage in the purchase and sale of financial futures contracts solely for hedging and substitution purposes, however, any losses incurred in connection therewith should, if the strategy is successful, be offset in whole or in part by increases in the value of securities held by National Municipal or decreases in the price of securities National Municipal intends to acquire.
     Municipal bond index futures contracts commenced trading in June 1985, and it is possible that trading in such futures contracts will be less liquid than that in other futures contracts. The trading of futures contracts and options thereon is subject to certain market risks, such as trading halts, suspensions, exchange or clearing house equipment failures, government intervention or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions.
     The liquidity of a secondary market in futures contracts may be further adversely affected by "daily price fluctuation limits" established by contract markets, which limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices of existing contracts have in the past moved the daily limit on a number of consecutive trading days. National Municipal will enter into a futures position only if, in the judgment of the Investment Advisor, there appears to be an actively traded secondary market for such futures contracts.
     The successful use of transactions in futures contracts and options thereon depends on the ability of the Investment Advisor to correctly forecast the direction and extent of price movements of these instruments, as well as price movements of the securities held by National Municipal within a given time frame. To the extent these prices remain stable during the period in which a futures or option contract is held by National Municipal, or move in a direction opposite to that anticipated, National Municipal may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of National Municipal's securities. As a result, National Municipal's total return for such period may be less than if it had not engaged in the hedging transaction.


Description of Financial Futures Contracts
     Futures Contracts. A futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument called for in the contract or, in some instances, to make a cash settlement, at a specified future time for a specified price. Although the terms of a contract call for actual delivery or acceptance of securities, or for a cash settlement, in most cases the contracts are closed out before the delivery date without the delivery or acceptance taking place. National Municipal intends to close out any futures contracts prior to the delivery date of such contracts.
     National Municipal may sell futures contracts in anticipation of a decline in the value of its investments in municipal bonds. The loss associated with any such decline could be reduced without employing futures as a hedge by selling long-term securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce National Municipal's average yields as a result of the shortening of maturities.
     The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to National Municipal's futures commission merchant and the relevant contract market, which varies but is generally about 5% or less of the contract amount, must be deposited with the broker. This amount is known as "initial margin," and represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.
     The sale of financial futures contracts provides an alternative means of hedging National Municipal against declines in the value of its investments in municipal bonds. As such values decline, the value of National Municipal's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of National Municipal's fixed income investments which are being hedged. While National Municipal will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of fixed income securities. In addition, the ability of National Municipal to trade in the standardized contracts available in the futures market may offer a more effective hedging strategy than a program to reduce the average maturing of portfolio securities, due to the unique and varied credit and technical characteristics of the municipal debt instruments available to National Municipal. Employing futures as a hedge may also permit National Municipal to assume a hedging posture without reducing the yield on its investments, beyond any amounts required to engage in futures trading.
     National Municipal may engage in the purchase and sale of futures contracts on an index of municipal securities. These instruments provide for the purchase or sale of a hypothetical portfolio of municipal bonds at a fixed price in a stated delivery month. Unlike most other futures contracts, however, a municipal bond index futures contract does not require actual delivery of securities but results in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated.
     The municipal bond index underlying the futures contracts traded by the Portfolio is The Bond Buyer Municipal Bond Index, developed by The Bond Buyer and the Chicago Board of Trade ("CBT"), the contract market on which the futures contracts are traded. As currently structured, the index is comprised of 40 tax-exempt term municipal revenue and general obligation bonds. Each bond included in the index must be rated either A- or higher by Standard & Poor's or A or higher by Moody's Investors Service and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues will be deleted from, the index. The value of the index is computed daily according to a formula based upon the price of each bond in the index, as evaluated by four dealer-to-dealers brokers.
     National Municipal may also purchase and sell futures contracts on U.S. Treasury bills, notes and bonds for the same types of hedging and substitution purposes. Such futures contracts provide for delivery of the underlying security at a specified future time for a fixed price, and the value of the futures contract therefore generally fluctuates with movements in interest rates.
     The municipal bond index futures contract, futures contracts on U.S. Treasury securities and options on such futures contracts are traded on the CBT, which, like other contract markets, assures the performance of the parties to each futures contract through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin.
     National Municipal may also purchase financial futures contracts when not fully invested in municipal bonds, in anticipation of an increase in the cost of securities National Municipal intends to purchase. As such securities are purchased, an equivalent amount of futures contracts will be closed out. In a substantial majority of these transactions, National Municipal will purchase municipal bonds upon termination of the futures contracts. Due to changing market conditions and interest rate forecasts, however, a futures position may be terminated without a corresponding purchase of securities. Nevertheless, all purchases of futures contracts by National Municipal will be subject to certain restrictions, described below.
     Options on Futures Contracts. An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a long position in the underlying futures contract (that is, purchase the futures contract), in the case of a "call" option, or a short position (sell the futures contract), in the case of a "put" option, for a fixed price up to a stated expiration date. The option is purchased for a non-refundable fee, known as the "premium." Upon exercise of the option, the contract market clearing house assigns each party to the option an opposite position in the underlying futures contract. In the event of exercise, therefore, the parties are subject to all of the risks of futures trading, such as payment of initial and variation margin. In addition, the seller, or "writer," of the option is subject to margin requirements on the option position. Options on futures contracts are traded on the same contract markets as the underlying futures contracts.
     National Municipal may purchase options on futures contracts for the same types of purposes described above in connection with futures contracts. For example, in order to protect against an anticipated decline in the value of securities it holds, National Municipal could purchase put options on futures contracts, instead of selling the underlying futures contracts. Conversely, in order to protect against the adverse effects of anticipated increases in the costs of securities to be acquired, National Municipal could purchase call options on futures contracts, instead of purchasing the underlying futures contracts. National Municipal generally will sell options on futures contracts only to close out an existing position.
     National Municipal will not engage in transactions in such instruments unless and until the Investment Advisor determines that market conditions and the circumstances of National Municipal warrant such trading. To the extent National Municipal engages in the purchase and sale of futures contracts or options thereon, it will do so only at a level which is reflective of the Investment Advisor's view of the hedging needs of National Municipal, the liquidity of the market for futures contracts and the anticipated correlation between movements in the value of the futures or option contract and the value of securities held by National Municipal.
     Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Under regulations of the Commodity Futures Trading Commission ("CFTC"), the futures trading activities described herein will not result in National Municipal being deemed to be a "commodity pool," as defined under such regulations, provided that certain trading restrictions are adhered to. In particular, CFTC regulations require that all futures and option positions entered into by National Municipal qualify as bona fide hedge transactions, as defined under CFTC regulations, or, in the case of long positions, that the value of such positions not exceed an amount of segregated funds determined by reference to certain cash and securities positions maintained by National Municipal and accrued profits on such positions. In addition, as a matter of operating policy, National Municipal may not purchase or sell a futures contract or an option thereon if, immediately thereafter, the sum of the amount of initial margin deposits on National Municipal's existing futures positions and premiums on such options would exceed 5% of its net assets.
     When National Municipal purchases a futures contract, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with National Municipal's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring that the use of such futures is unleveraged.
     Risk Factors in Transactions in Futures Contracts. The particular municipal bonds comprising the index underlying the municipal bond index futures contract may vary from the bonds held by National Municipal. In addition, the securities underlying futures contracts on U.S. Treasury securities will not be the same as securities held by National Municipal. As a result, National Municipal's ability effectively to hedge all or a portion of the value of its municipal bonds through the use of futures contracts will depend in part on the degree to which price movements in the index underlying the municipal bond index futures contract, or the U.S. Treasury securities underlying other futures contracts trade, correlate with price movements of the municipal bonds held by National Municipal.
     For example, where prices of securities in National Municipal do not move in the same direction or to the same extent as the values of the securities or index underlying a futures contract, the trading of such futures contracts may not effectively hedge National Municipal's investments and may result in trading losses. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of National Municipal's investments as compared to those comprising the index, and general economic or political factors. In addition, the correlation between movements in the value of the index underlying a futures contract may be subject to change over time, as additions to and deletions from the index alter its structure. In the case of futures contracts on U.S. Treasury securities and options thereon, the anticipated correlation of price movements between the U.S. Treasury securities underlying the futures or options and municipal bonds may be adversely affected by economic, political, legislative or other developments that have a disparate impact on the respective markets for such securities. In the event that the Investment Advisor determines to enter into transactions in financial futures contracts other than the municipal bond index futures contract or futures on U.S. Treasury securities, the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of municipal bonds held by National Municipal may be greater.
     The trading of futures contracts on an index also entails the risk of imperfect correlation between movements in the price of the futures contract and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as margin requirements, liquidity and the participation of speculators in the futures markets. The risk of imperfect correlation, however, generally diminishes as the delivery month specified in the futures contract approaches.
     Prior to exercise or expiration, a position in futures contracts or options thereon may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. National Municipal will enter into a futures or option position only if there appears to be a liquid secondary market therefor, although there can be no assurance that such a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close out a position once it has been established. Under such circumstances, National Municipal could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situation, if National Municipal has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, National Municipal may be required to perform under the terms of the futures or option contracts it holds. The inability to close out futures or options positions also could have an adverse impact on National Municipal's ability effectively to hedge its portfolio.
     When National Municipal purchases an option on a futures contract, its risk is limited to the amount of the premium, plus related transaction costs, although this entire amount may be lost. In addition, in order to profit from the purchase of an option on a futures contract, National Municipal may be required to exercise the option and liquidate the underlying futures contract, subject to the availability of a liquid secondary market. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option, although the risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.
     "Trading Limits" or "Position Limits" may also be imposed on the maximum number of contracts which any person may hold at a given time. A contract market may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Investment Advisor does not believe that trading limits will have any adverse impact on the strategies for hedging the National Municipal's investments.
     Further, the trading of futures contracts is subject to the risk of the insolvency of a brokerage firm or clearing corporation, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.
     In addition to the risks of imperfect correlation and lack of a liquid secondary market for such instruments, transactions in futures contracts involve risks related to leveraging and the potential for incorrect forecasts of the direction and extent of interest rate movements within a given time frame.

Credit Quality

     As an operating policy, National Municipal may not invest more than 35% of its net assets in non-investment grade municipal obligations. As has been the industry practice, this determination of credit quality is made at the time the Series acquires the obligation. However, because it is possible that subsequent downgrades could occur, if an obligation held by National Municipal is later downgraded, the Advisor, under the supervision of the Fund's Board of Directors, will consider whether it is in the best interest of the shareholders to hold or to dispose of the obligation. Among the criteria that may be considered by the Advisor and the Board are the probability that the obligations will be able to make scheduled interest and principal payments in the future, the extent to which any devaluation of the obligation has already been reflected in the Series' net asset value, and the total percentage, if any, of obligations currently rated below investment-grade held by National Municipal.
     Noninvestment-grade securities have moderate to poor protection of principal and interest payments and have speculative characteristics. They involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates.
                             INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions

     The foregoing investment objective and policies and the following investment restrictions and fundamental policies may not be changed without the consent of the holders of a majority of National Municipal's outstanding shares. Shares have equal rights as to voting. A majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. National Municipal may not:
     1) Purchase common stocks, preferred stocks, warrants, or other equity securities;
     2) Issue senior securities, borrow money, or pledge, mortgage, or hypothecate its assets, except as may be necessary to secure borrowings from banks for temporary or emergency (not leveraging) purposes and then in an amount not greater than 10% of the value of the Series' total assets at the time of the borrowing. Investment securities will not be purchased while any borrowings are outstanding;
     3) Make loans other than through the purchase of money market instruments and repurchase agreements or by the purchase of bonds, debentures or other debt securities. The purchase by a Portfolio of all or a portion of an issue of publicly or privately distributed debt obligations in accordance with its investment objective, policies and restrictions, shall not constitute the making of a loan.
     4) Underwrite the securities of other issuers, except to the extent that the purchase of municipal obligations in accordance with the Series' investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting;
     5)
Purchase  or  sell  in  real  estate,   real  estate  investment  trust
securities, or oil and gas interests, but this shall not prevent National Municipal from investing in municipal obligations secured by real estate or interests therein;
     6)
Purchase or sell physical commodities except that it may enter into futures contracts and options thereon;
     7) Purchase or retain securities of an issuer if those directors of the Fund, each of whom owns more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities;
     8) Invest in companies for the purpose of exercising control; or invest in securities of other investment companies, except as they may be acquired as part of a merger, consolidation or acquisition of assets, or in connection with a trustee's/director's deferred compensation plan, as long as there is no duplication of advisory fees;
     9) Invest 25% or more of its assets in any particular industry or industries. Industrial development bonds, where the payment of principal and interest is the responsibility of companies within the same industry, are grouped together as an "industry."

Nonfundamental Investment Restrictions

     The Series has adopted the following operating (i.e., nonfundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. National Municipal may not:
     1) Purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities;
     2) Invest more than 5% of the value of its total assets in securities where the payment of principal and interest is the responsibility of a company or companies with less than three years' operating history.
     3)
Purchase or sell a futures contract or an option thereon if immediately thereafter, the sum of the amount of initial margin deposits on futures and premiums on such options would exceed 5% of the Fund's net assets;
     4)
Invest in puts or calls on a security, including straddles,  spreads, or any combination, if the value of that option premium, when aggregated with the premiums on all other options on securities held by the Fund, exceeds 5% of the Fund's total assets.
     5)
Effect  short sales of  securities.  For  purposes of this  restriction, transactions in futures contracts and options are not deemed to constitute selling securities short.
     6)
Purchase securities on margin, except that it may make margin deposits in connection with futures contacts or options on futures.

                       PURCHASES AND REDEMPTIONS OF SHARES

     Share certificates will be issued at no charge if requested in writing by the investor. No certificates will be issued for fractional shares (see Prospectus, "How to Sell Your Shares").
     To change redemption instructions already given, shareholders must send a written notice to Calvert Group, c/o NFDS, 6th Floor, 1004 Baltimore, Kansas City, MO 64105, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or certain credit unions. Further documentation may be required from corporations, fiduciaries, and institutional investors.
     The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.
     Redemption proceeds are normally paid in cash. However, National Municipal has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of National Municipal, whichever is less.


Reduced Sales Charges
     National Municipal imposes reduced sales charges in certain situations in which the Principal Underwriter (which offers the Series' shares continuously and on a "best efforts" basis) and the dealers selling National Municipal shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; for example, the per-dollar transaction cost for a sale to an investor of shares worth $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
     When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Series imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing National Municipal shareholders, enabling the Series to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of the Series' shares to their members. See "Exhibit A - Reduced Sales Charges" in the Prospectus.

                           DIVIDENDS AND DISTRIBUTIONS

     National Municipal declares and pays monthly dividends of its net income to shareholders of record as of the close of business on each designated monthly record date. Dividends and distributions will differ among the classes. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue discounts or premiums or market premiums), less estimated expenses. Capital gains, if any, are normally paid once a year and will be automatically reinvested at net asset value in additional shares. Dividends and any distributions are automatically reinvested in additional shares of the Fund, unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). You may also request to have your dividends and distributions from the Series invested in shares of any other Calvert Group Fund, at no additional charge. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

                                   TAX MATTERS


     In 1996 National Municipal did qualify and in 1997 National Municipal intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code as amended (the "Code"). By so qualifying, it will not be subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986 (the "Act"), to the extent that it distributes its net investment income and realized capital gains.
     National Municipal's dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax; however under the Act, dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income for the purpose of determining liability (if any) for individuals and for corporations. National Municipal's dividends derived from taxable interest and distributions of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations. If you held shares for six months or less, losses must be offset by the amount of exempt-interest dividends you received, and, to the extent of capital gain distributions you received, the loss amount not offset (disallowed) must be treated as long-term capital loss.
     A shareholder may also be subject to some state and local taxes on dividends and distributions. National Municipal will notify shareholders annually about the tax status of dividends and distributions paid by the Series and the amount of dividends withheld, if any, during the previous year.
     The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund. "Substantial user" is generally defined as including a "nonexempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.
     Investors should note that the Code may require investors to exclude the initial sales charge, if any, paid on the purchase of National Municipal shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Series causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original sales as incurred to acquire the new shares.
     National Municipal may be required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction occurring in the Series if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) the Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
     In addition, the Series is required to report to the Internal Revenue Service the following information with respect to redemption transactions in National Municipal: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Series' identifying CUSIP number.
     Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency, or instrumentality of any of the foregoing; U.S. registered commodities or
securities  dealers;  real  estate  investment  trusts;   registered  investment
companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Nonresident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

                               VALUATION OF SHARES

     National Municipal's assets are valued utilizing the average bid dealer market quotation as furnished by an independent pricing service. Securities and other assets for which market quotations are not readily available are valued based on the current market for similar securities or assets, as determined in good faith by the Fund's Advisor under the supervision of the Board of Directors.
     Valuations, market quotations and market equivalents are provided by Kenny S&P Evaluation Services, a subsidiary of McGraw-Hill. The use of Kenny as a pricing service by the Fund has been approved by the Board of Directors. Valuations provided by Kenny are determined without exclusive reliance on quoted prices and take into consideration appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

     National Municipal determines the net asset value for its shares every business day at the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Series does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed:
New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Net Asset Value and Offering Price Per Share


Net asset value per share

         ($45,611,937/4,318,970 shares)                       $10.56
         Maximum sales charge
         (2.75% of offering price)                              0.29
         Offering price per share                             $10.85



                      CALCULATION OF YIELD AND TOTAL RETURN


     National Municipal may advertise its "total return." Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, five-year period, and period from inception of National Municipal's offering of shares. Return quotations for periods in excess of one year represent the average annual total return for the period included in the particular quotation. Total return is a computation of National Municipal's dividend yield, plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. Total return quotations reflect the deduction of National Municipal's maximum sales charge ("return with maximum load"), except quotations of "return without maximum load" which do not deduct the sales charge. Note: "Total Return" as quoted in the Financial Highlights section of the Series' Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" as referred to herein. Return without maximum load should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Total return is computed according to the following formula:

                                 P(1 + T)n = ERV

     where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof, if applicable). Returns for the one year period and period from inception (Class A, September 30, 1992; Class C, March 1, 1994) are as follows:


                  National Municipal    National Municipal
                  With Max. Load        W/O Max. Load
One Year          1.46%                 4.32%
From Inception    5.59%                 6.28%



     National Municipal may also advertise its "yield" and "taxable equivalent yield." As with total return, both yield figures are historical and are not intended to indicate future performance. "Yield" quotations for National Municipal refer to the aggregate imputed yield-to-maturity of each of the Series' investments based on the market value as of the last day of a given thirty-day or one-month period less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. Yield is computed according to the following formula:

                           Yield = 2[(a-b/cd +1)6 - 1]

     where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

     The taxable equivalent yield is the yield an investor would be required to obtain from taxable investments to equal National Municipal's yield, all or a portion of which may be exempt from federal income taxes. The taxable equivalent yield is computed by taking the portion of the yield exempt from federal income taxes and multiplying the exempt yield by a factor based on a stated income tax rate, then adding the portion of the yield that is not exempt from federal income taxes. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement.

     For the thirty-day period ended December 31, 1996, National Municipal's yield was 4.38% and its tax equivalent yield was 6.84% for an investor in the 36% federal income tax bracket, and 7.25% for an investor in the 39.6% federal income tax bracket.

                                   ADVERTISING

     The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Series is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Series, whether held or not.
     The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Series may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.

                             DIRECTORS AND OFFICERS


     RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Director of Finance for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation, Calvert New World Fund and Calvert World Values Fund. DOB: 05/09/48. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.

     FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. DOB: 10/29/35. Address: 308 East Broad Street, PO Box 2007, Westfield, New Jersey 07091.

     FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 07/23/49. Address: 2040 Nuuanu Avenue #1805, Honolulu, Hawaii, 96817.

     1 CHARLES E. DIEHL, Trustee. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 10/13/22. Address: 1658 Quail Hollow Court, McLean, Virginia 22101.

     DOUGLAS E. FELDMAN,  M.D.,  Trustee.  Dr.  Feldman  practices head and neck
reconstructive  surgery  in  the  Washington,   D.C.,  metropolitan  area.  DOB:
05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.

     PETER W. GAVIAN, CFA, Trustee. Mr. Gavian was a principal of Gavian De Vaux Associates, an investment banking firm. He continues to be President of with Corporate Finance of Washington, Inc. DOB: 12/08/32. Address: 3005 Franklin Road North, Arlington, Virginia 22201.

     JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. DOB: 05/15/48. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.

     M. CHARITO KRUVANT, Trustee. Ms. Kruvant is President of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W., Washington, D.C. 20015.

     ARTHUR J. PUGH, Trustee. Mr. Pugh serves as a Director of Acacia Federal Savings Bank. DOB: 09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.

     1 DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. DOB: 10/07/37. Address: Box 93, Chelsea, Vermont 05038.

     1 D. WAYNE SILBY, Esq., Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 07/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.


     RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB: 1/13/50.

     RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc. DOB: 07/24/47.

     WILLIAM M. TARTIKOFF, Esq., Vice President and Assistant Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company.
DOB: 08/12/47.

     EVELYNE S. STEWARD, Vice President. Ms. Steward is a director and Senior Vice President of Calvert Group, Ltd., and a director of Calvert-Sloan Advisers, L.L.C. She is the sister of Philip J. Schewetti, the portfolio manager of the CSIF Equity Portfolio. DOB: 11/14/52.

     DANIEL K. HAYES,  Vice  President.  Mr. Hayes is Vice  President of Calvert
Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.


     SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.


     KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.

     LISA CROSSLEY, Esq., Assistant Secretary and Compliance Officer. Ms. Crossley is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB:
12/31/61.

     IVY WAFFORD DUKE, Esq., Assistant Secretary Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers. L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 09/07/68.

     1 Directors deemed to be "interested persons" of the Fund under the Investment Company Act of 1940, by virtue of their affiliation with the Fund's Advisor.



     Each of the above directors and officers is a trustee or officer of other investment companies in the Calvert Group of Funds except Calvert Social Investment Fund, and Calvert World Values Fund, Inc., of which only Messrs. Baird, Guffey, and Silby are among the trustees/directors; Acacia Capital
Corporation, of which only Messrs. Blatz, Diehl, and Pugh are among the directors, and Calvert New World Fund, Inc., of which only Messr. Martini is among the directors. The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

     The Audit Committee of the Board of Directors is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat, and Silby.
     Directors and officers of the Fund as a group own less than 1% of Calvert National Municipal Intermediate Fund's outstanding shares.

     During fiscal 1996, directors of the Fund not affiliated with the Fund's Advisor were paid $4,579. Directors of the Fund not affiliated with the Advisor currently receive an annual fee of $20,500 for service as a member of the Board of Trustees/Directors of the Calvert Group of Funds plus a fee of $750 to $1,500 for each Board and Committee meeting attended; such fees are allocated among the Funds on the basis of their net assets.

     Directors of the Series not affiliated with the Series' Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert of Funds through the Directors/Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.

                              Director Compensation Table


Fiscal Year 1996         Aggregate          Pension or            Total
(unaudited numbers)      Compensation       Retirement         Compensation from
Name of Director         from Registrant    Benefits         Registrant and Fund
                         for service as     Accrued as part      Complex paid to
                         Director           of Registrant         Directors<F3>
                                            Expenses <F2>

Richard L. Baird, Jr.    $1898              $0                    $34,925
Frank H. Blatz, Jr.      $1935              $1935                 $37,875
Frederick T. Borts       $1793              $0                    $32,675
Charles E. Diehl         $1807              $1807                 $35,475
Douglas E. Feldman       $1873              $0                    $34,175
Peter W. Gavian          $1872              $560                  $34,175
M. Charito Kruvant       $905               $0                    $24,313
John G. Guffey, Jr.      $1816              $0                    $49,433
Arthur J. Pugh           $2011              $0                    $36,736
D. Wayne Silby           $1710              $0                    $56,398

<F2> Messrs. Blatz, Diehl, and Gavian have chosen to defer a portion of their compensation. As of December 31, 1996, total deferred compensation, including dividends and capital appreciation, was $428,689.46, $428,442.42, and $96,332.93, for each named director, respectively.
<F3> As of December 31, 1996, the Fund Complex consists of nine (9)
registered investment companies.

                               INVESTMENT ADVISOR

     The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C. ("Acacia Mutual").
     The Advisory Contract between the Fund and the Advisor will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund, or by the directors of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the directors of the Fund who are not parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party on 60 days' prior written notice; it automatically terminates in the event of its assignment.
     Under the Contract, the Advisor manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Fund's Board of Directors. For its services, the Advisor receives an annual fee of 0.60% of the first $500 million of the Series' average daily net assets, 0.50% of the next $500 million of such assets, and 0.40% of all assets over $1 billion.

     The advisory fee is payable monthly. The Advisor reserves the right (i) to waive all or a part of its fee and (ii) to compensate, at its expense, broker-dealers in consideration of their promotional and administrative services. The Advisor may recapture in later years, to the extent permitted by law, fees it waived or deferred and expenses it paid in prior years. Specifically, the Advisor may recapture fees waived or deferred and expenses reimbursed for the prior two-year period, but in no event may it recapture fees or expenses for any period later than the two-year period ending December 31, 1996. Recapture is permitted only to the extent it does not result in the Series's aggregate expenses exceeding an annual expense limit of 2.00% of its average daily net assets. The advisory fee incurred in any given year will be paid in full before any recapture fees are paid for a prior year. Recaptured fees will apply to the most recent suspension/reimbursement period. During fiscal year 1994, the Advisor waived advisory fees of $139,628 and reimbursed the Series $20,701 for other expenses. During fiscal year 1995, the Fund paid advisory fees of $270,912. During fiscal year 1996, the Fund paid advisory fees of $275,574.
     The Advisor provides the Fund with investment advice and research, pays the salaries and fees of all directors and executive officers of the Fund who are principals of the Advisor, and pays certain Fund advertising and promotional expenses. The Fund pays all other administrative and operating expenses, including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
     The Advisor has agreed to reimburse National Municipal for all expenses, excluding brokerage, taxes, interest, and extraordinary items exceeding, on a pro rata basis, the most restrictive expense limitation in those states which the Series' shares are qualified for sale (currently, 2.5% of the Series' first $30 million of average net assets, decreasing to 1.5% for assets over $100 million).

                             ADMINISTRATIVE SERVICES


     Calvert Administrative Services Company, a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of the Series' affairs. Such services include the preparation of corporate and regulatory reports and filings, portfolio accounting, and the daily determination of net investment income and net asset value per share. Calvert Administrative Services Company is entitled to receive an annual fee of 0.10% of the Series' average net assets for providing such services. For the 1992 fiscal period, CASC waived its entire fee. The fees paid by the Series to Calvert Administrative Services Company, Inc. for fiscal years 1994, 1995, and 1996 were $45,876, $45,152, and $45,929, respectively.

                             METHOD OF DISTRIBUTION


     The Series has entered into an agreement with Calvert Distributors, Inc. ("CDI"), whereby CDI, acting as principal underwriter for the Series, makes a continuous offering of the Series' securities on a "best efforts" basis. Prior to April 1, 1995, the principal underwriter was Calvert Securities Corporation ("CSC"). Under the terms of the agreement, CDI bears all its expenses of providing services pursuant to the agreement, including payment of any commissions and service fees. CDI receives all sales charges imposed on the Series' shares and compensates broker-dealer firms for sales of such shares (see "Alternative Sales Options" in the Prospectus). CDI is entitled to receive reimbursement of distribution expenses pursuant to the Distribution Plans (see below). For the fiscal periods ending December 31, 1994, CSC received sales charges in excess of the dealer reallowance of $37,135, respectively. During fiscal 1995 and 1996, CDI received sales charges in excess of the dealer reallowance of $5,917 and $13,952.

     Pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), the Series has adopted a Distribution Plan (the "Plan") which permit it to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.15% of the Series average daily net assets. As of October 1, 1997, expenses may not exceed, on an annual basis, 0.25% of the Series average daily net assets. No, Distribution Plan expenses were paid in fiscal 1994, 1995, and 1996.

     The Plan was approved by the Board of Directors/Trustees, including the Directors/Trustees who are not "interested persons" of the Funds (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plan or in any agreements related to the Plan. The selection and nomination of the Directors/Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Directors/Trustees. In establishing the Plan, the Directors/Trustees considered various factors including the amount of the distribution fee. The
Directors/Trustees determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

     The Plan may be terminated by vote of a majority of the non-interested Directors/Trustees who have no direct or indirect financial interest in the Plan, or by vote of a majority of the outstanding shares of the Series. Any change in the Plan that would materially increase the distribution cost to the Series requires approval of the shareholders; otherwise, the Plan may be amended by the Directors/Trustees, including a majority of the non-interested Directors/Trustees as described above.

     The Plan will continue in effect successive one-year terms, provided that such continuance is specifically approved by (i) the vote of a majority of the Directors/Trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Directors/Trustees.

     Apart from the Plan, the Advisor, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.

                    TRANSFER AND SHAREHOLDER SERVICING AGENT


     Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; daily updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing semi-annual statements to shareholders regarding their accounts. For such services, Calvert Shareholder Services, Inc., receives compensation based on the number of shareholder accounts and the number of transactions. The fees paid by the Series to Calvert Shareholder Services, Inc. for the fiscal periods 1994, 1995, and 1996, were $25,149, $ 30,243, and $32,227, respectively.

                     INDEPENDENT ACCOUNTANTS AND CUSTODIANS


     Coopers and Lybrand L.L.P. has been selected by the Board of Directors to serve as independent accountants of the Fund for fiscal year 1997. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Series's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 acts as custodian of certain of the Series's cash assets. Neither custodian has any part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold by the Series.

                             PORTFOLIO TRANSACTIONS

     Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Advisor under the direction and supervision of the Board of Directors.

     Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Advisor reserves the right to place orders for the purchase or sale of portfolio securities with broker-dealers who have sold shares of National Municipal or who provide it with statistical, research, or other information and services. Although any statistical research or other information and services provided by broker-dealers may be useful to the Advisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's normal research activities or expenses. No brokerage commissions have been paid to any officer or director of the Fund or any of their affiliates, or broker-dealers for the period ended December 31, 1994, 1995, or 1996.
     The Advisor may also execute portfolio transactions with or through broker-dealers who have sold shares of National Municipal. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of shares sold. The Advisor or its affiliate may compensate, at its expense, broker-dealers in consideration of their promotional and administrative services.

     The portfolio turnover was 122%, 57%, and 23% for the 1994, 1995, and 1996, fiscal years, respectively.

                               GENERAL INFORMATION

     The Fund was organized as a corporation under the General Corporation Law of the State of Maryland on February 4, 1992. The Fund's other series are:
Calvert California Municipal Intermediate Fund, Calvert Arizona Municipal Intermediate Fund, Calvert Maryland Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund, Calvert New York Municipal Intermediate Fund, Calvert Pennsylvania Municipal Intermediate Fund, and Calvert Virginia Municipal Intermediate Fund. Prior to March 1, 1994, Calvert National Municipal Intermediate Fund was known as Calvert Intermediate Municipal Fund.
     National Municipal will send its shareholders unaudited semi-annual and audited annual reports that will include the Series' net asset value per share, portfolio securities, income and expenses, and other financial information.

     Each share of the Series represents an equal proportionate interest in that Series with each other share and is entitled to such dividends and distributions out of the income belonging to the Series as declared by the Board. Upon any liquidation of the Series, shareholders are entitled to share pro rata in the net assets available for distribution.
     This Statement of Additional Information does not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

                              FINANCIAL STATEMENTS


     The audited financial statements in the Series' Annual Report to Shareholders, dated December 31, 1996, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Series.


                                    APPENDIX

Municipal Obligations
     Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal tax law places substantial limitations on the size of such issues.
     Municipal obligations are generally classified as either "general obligation" or "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and among classifications.
     Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.
     Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Bond and Note Ratings
     Description of Moody's Investors Service, Inc.'s ratings of state and municipal notes:
     Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk.
     MIG 1: Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
     MIG2: Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
     MIG3: Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
     MIG4: Notes bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

     Description of Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:
     Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
     Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
     A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
     Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
     Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.

                                LETTER OF INTENT

Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

     By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

     I intend to invest in the shares of: (Fund or Portfolio name*)during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

     Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

     I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

     From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

     If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

     Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

     I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

     The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

     The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

     In  determining  the  total  amount of  purchases  made  hereunder,  shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer


Name of Investor(s)


By
Authorized Signer


Address



Date



Signature of Investor(s)



Signature of Investor(s)


     *"Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated.



                          Calvert Municipal Fund, Inc.
                           CALVERT NATIONAL MUNICIPAL
                                INTERMEDIATE FUND

                       Statement of Additional Information

                               April 30, 1997


INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
217 E. Redwood Street
Baltimore, Maryland 21202-3316

TRANSFER AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814


              TABLE OF CONTENTS

              Investment Objective                                    1
              Investment Policies                                     1
              Investment Restrictions                                 3
              Purchases and Redemptions of Shares                     4
              Dividends and Distributions                             5
              Tax Matters                                             5
              Valuation of Shares                                     6
              Calculation of Yield and Total Return                   7
              Advertising                                             8
              Directors and Officers                                  8
              Investment Advisor                                     11
              Administrative Services                                12
              Method of Distribution                                 12
              Transfer and Shareholder Servicing Agent               13
              Independent Accountants and Custodians                 13
              Portfolio Transactions                                 13
              General Information                                    14
              Financial Statements                                   14
              Appendix                                               14





STATEMENT OF ADDITIONAL INFORMATION-- April 30, 1997

                      CALVERT CALIFORNIA MUNICIPAL
                            INTERMEDIATE FUND
            4550 Montgomery Avenue, Bethesda, Maryland 20814

New Account     (800) 368-2748
Information:    (301) 951-4820

Shareholder
Services:       (800) 368-2745

Broker          (800) 368-2746
Services:       (301) 951-4850

TDD for the Hearing-
Impaired:       (800) 541-1524


This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Series' Prospectus, dated April 30, 1997, which may be obtained free of charge by writing the Series at the above address or calling the Fund at the telephone numbers listed above.

                          INVESTMENT OBJECTIVE


         Calvert California Municipal Intermediate Fund ("CCMIF") is designed to provide individual and institutional investors with the highest level of interest income exempt from federal and California income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Series. There is, of course, no assurance that the Series will be successful in meeting its investment objective; there are inherent risks in the ownership of any investment.

Dividends   paid  by  CCMIF  will   fluctuate   with  income   earned  on
investments. In addition, the value of its shares will fluctuate to reflect changes in the market value of the Series' investments. The Series will attempt, through careful management, to reduce these risks and enhance the opportunities for higher income and greater price stability.

                           INVESTMENT POLICIES

         CCMIF invests primarily in a nondiversified portfolio of municipal obligations, including some with interest that may be subject to alternative minimum tax. Fixed rate investments normally have remaining maturities of 12 years or less; variable rate investments may have longer maturities. A complete explanation of municipal obligations and municipal bond and note ratings appears in the Appendix.
         Under normal market conditions, CCMIF will invest at least 65% of its total assets in municipal obligations with interest that is exempt from federal and California income tax, including those issued by or on behalf of the State of California and its political subdivisions ("California Municipal Obligations"). CCMIF will also attempt to invest its remaining assets in these obligations, but may invest it in municipal obligations of other states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions. Dividends you receive from CCMIF that are derived from interest on tax-exempt obligations of other governmental issuers will be exempt from federal income tax, but will be subject to California state income taxes.

Variable Rate Demand Notes
         The Board of Directors of Calvert Municipal Fund, Inc. (the "Fund"), of which CCMIF is a series, has approved investments in floating and variable rate demand notes upon the following conditions: the Fund has right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes is deemed the period remaining until such time as the Fund has the right to dispose of the notes at a price which approximates par and market value. Notes with a right of demand exceeding seven days are considered illiquid and are subject to purchase restrictions.

Municipal Leases
         CCMIF may invest in municipal leases, or structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. CCMIF may purchase unrated leases. The Fund's Advisor, under the supervision of the Board of Trustees/Directors, is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to CCMIF's limit on illiquid securities. The Board of Trustees/Directors has directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with CCMIF's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by CCMIF, based on the following factors: (1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); (4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; (C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which CCMIF has valued it for purposes of calculating CCMIF's net asset value, taking into account the following factors: (1) the frequency of trades and quotes; (2) the volatility of quotations and trade prices;
(3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to CCMIF's ability to dispose of the security; and (D) the Advisor should have reasonable expectations that the municipal lease obligation will maintain its liquidity throughout the time the instrument is held by CCMIF.

Temporary Investments
         Short-term money market type investments consist of: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit of banks with assets of one billion dollars or more; commercial paper or other corporate notes of investment grade quality; and any of such items subject to short-term repurchase agreements.

When-Issued Purchases
         Securities purchased on a when-issued basis and the securities held in CCMIF's portfolio are subject to changes in market value based on the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, CCMIF remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of its assets may vary. No new when-issued commitments will be made if more than 50% of the Series' net assets would become so committed.
         When the time comes to pay for when-issued securities, CCMIF will meet its obligations from then available cash flow, sale of securities or, although it would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Series' payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax.


Transactions in Futures Contracts
         CCMIF may engage in the purchase and sale of futures contracts on an index of municipal bonds or on U.S. Treasury securities, or options on such futures contracts, for hedging and substitution purposes only. CCMIF may sell such futures contracts in anticipation of a decline in the cost of municipal bonds it holds or may purchase such futures contracts in anticipation of an increase in the value of municipal bonds CCMIF intends to acquire. CCMIF also is authorized to purchase and sell other financial futures contracts which in the opinion of the Investment Advisor provide an appropriate hedge for some or all of CCMIF's securities.
         Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contract can result in substantial unrealized gains or losses. Because CCMIF will engage in the purchase and sale of financial futures contracts solely for hedging and substitution purposes, however, any losses incurred in connection therewith should, if the strategy is successful, be offset in whole or in part by increases in the value of securities held by CCMIF or decreases in the price of securities CCMIF intends to acquire.
         Municipal bond index futures contracts commenced trading in June 1985, and it is possible that trading in such futures contracts will be less liquid than that in other futures contracts. The trading of futures contracts and options thereon is subject to certain market risks, such as trading halts, suspensions, exchange or clearing house equipment failures, government intervention or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions.
         The liquidity of a secondary market in futures contracts may be further adversely affected by "daily price fluctuation limits" established by contract markets, which limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices of existing contracts have in the past moved the daily limit on a number of consecutive trading days. CCMIF will enter into a futures position only if, in the judgment of the Investment Advisor, there appears to be an actively traded secondary market for such futures contracts.
         The successful use of transactions in futures contracts and options thereon depends on the ability of the Investment Advisor to correctly forecast the direction and extent of price movements of these instruments, as well as price movements of the securities held by CCMIF within a given time frame. To the extent these prices remain stable during the period in which a futures or option contract is held by CCMIF, or move in a direction opposite to that anticipated, CCMIF may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of CCMIF's securities. As a result, CCMIF's total return for such period may be less than if it had not engaged in the hedging transaction.


Description of Financial Futures Contracts
         Futures Contracts. A futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument called for in the contract or, in some instances, to make a cash settlement, at a specified future time for a specified price. Although the terms of a contract call for actual delivery or acceptance of securities, or for a cash settlement, in most cases the contracts are closed out before the delivery date without the delivery or acceptance taking place. CCMIF intends to close out any futures contracts prior to the delivery date of such contracts.
         CCMIF may sell futures contracts in anticipation of a decline in the value of its investments in municipal bonds. The loss associated with any such decline could be reduced without employing futures as a hedge by selling long-term securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce CCMIF's average yields as a result of the shortening of maturities.
         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to CCMIF's futures commission merchant and the relevant contract market, which varies but is generally about 5% or less of the contract amount, must be deposited with the broker. This amount is known as "initial margin," and represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be closed out by taking an opposite position which will operate to terminate the position in the futures contract. A final determination of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.
         The sale of financial futures contracts provides an alternative means of hedging CCMIF against declines in the value of its investments in municipal bonds. As such values decline, the value of CCMIF's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of CCMIF's fixed income investments which are being hedged. While CCMIF will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of fixed income securities. In addition, the ability of CCMIF to trade in the standardized contracts available in the futures market may offer a more effective hedging strategy than a program to reduce the average maturing of portfolio securities, due to the unique and varied credit and technical characteristics of the municipal debt instruments available to CCMIF. Employing futures as a hedge may also permit CCMIF to assume a hedging posture without reducing the yield on its investments, beyond any amounts required to engage in futures trading.
         CCMIF may engage in the purchase and sale of futures contracts on an index of municipal securities. These instruments provide for the purchase or sale of a hypothetical portfolio of municipal bonds at a fixed price in a stated delivery month. Unlike most other futures contracts, however, a municipal bond index futures contract does not require actual delivery of securities but results in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated.
         The municipal bond index underlying the futures contracts traded by the Portfolio is The Bond Buyer Municipal Bond Index, developed by The Bond Buyer and the Chicago Board of Trade ("CBT"), the contract market on which the futures contracts are traded. As currently structured, the index is comprised of 40 tax-exempt term municipal revenue and general obligation bonds. Each bond included in the index must be rated either A- or higher by Standard & Poor's or A or higher by Moody's Investors Service and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues will be deleted from, the index. The value of the index is computed daily according to a formula based upon the price of each bond in the index, as evaluated by four dealer-to-dealers brokers.
         CCMIF may also purchase and sell futures contracts on U.S. Treasury bills, notes and bonds for the same types of hedging and substitution purposes. Such futures contracts provide for delivery of the underlying security at a specified future time for a fixed price, and the value of the futures contract therefore generally fluctuates with movements in interest rates.
         The municipal bond index futures contract, futures contracts on U.S. Treasury securities and options on such futures contracts are traded on the CBT, which, like other contract markets, assures the performance of the parties to each futures contract through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin.
         CCMIF may also purchase financial futures contracts when not fully invested in municipal bonds, in anticipation of an increase in the cost of securities CCMIF intends to purchase. As such securities are purchased, an equivalent amount of futures contracts will be closed out. In a substantial majority of these transactions, CCMIF will purchase municipal bonds upon termination of the futures contracts. Due to changing market conditions and interest rate forecasts, however, a futures position may be terminated without a corresponding purchase of securities. Nevertheless, all purchases of futures contracts by CCMIF will be subject to certain restrictions, described below.
         Options on Futures Contracts. An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a long position in the underlying futures contract (that is, purchase the futures contract), in the case of a "call" option, or a short position (sell the futures contract), in the case of a "put" option, for a fixed price up to a stated expiration date. The option is purchased for a non-refundable fee, known as the "premium." Upon exercise of the option, the contract market clearing house assigns each party to the option an opposite position in the underlying futures contract. In the event of exercise, therefore, the parties are subject to all of the risks of futures trading, such as payment of initial and variation margin. In addition, the seller, or "writer," of the option is subject to margin requirements on the option position. Options on futures contracts are traded on the same contract markets as the underlying futures contracts.
         CCMIF may purchase options on futures contracts for the same types of purposes described above in connection with futures contracts. For example, in order to protect against an anticipated decline in the value of securities it holds, CCMIF could purchase put options on futures contracts, instead of selling the underlying futures contracts. Conversely, in order to protect against the adverse effects of anticipated increases in the costs of securities to be acquired, CCMIF could purchase call options on futures contracts, instead of purchasing the underlying futures contracts. CCMIF generally will sell options on futures contracts only to close out an existing position.
         CCMIF will not engage in transactions in such instruments unless and until the Investment Advisor determines that market conditions and the circumstances of CCMIF warrant such trading. To the extent CCMIF engages in the purchase and sale of futures contracts or options thereon, it will do so only at a level which is reflective of the Investment Advisor's view of the hedging needs of CCMIF, the liquidity of the market for futures contracts and the anticipated correlation between movements in the value of the futures or option contract and the value of securities held by the Portfolio.
         Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Under regulations of the Commodity Futures Trading Commission ("CFTC"), the futures trading activities described herein will not result in CCMIF being deemed to be a "commodity pool," as defined under such regulations, provided that certain trading restrictions are adhered to. In particular, CFTC regulations require that all futures and option positions entered into by CCMIF qualify as bona fide hedge transactions, as defined under CFTC regulations, or, in the case of long positions, that the value of such positions not exceed an amount of segregated funds determined by reference to certain cash and securities positions maintained by CCMIF and accrued profits on such positions. In addition, as a matter of operating policy, CCMIF may not purchase or sell a futures contract or an option thereon if,
immediately  thereafter,   the  sum  of  the  amount  of  initial  margin
deposits on CCMIF's existing futures positions and premiums on such options would exceed 5% of its net assets.
         When CCMIF purchases a futures contract, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with CCMIF's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring that the use of such futures is unleveraged.
         Risk Factors in Transactions in Futures Contracts. The particular municipal bonds comprising the index underlying the municipal bond index futures contract may vary from the bonds held by CCMIF. In addition, the securities underlying futures contracts on U.S. Treasury securities will not be the same as securities held by CCMIF. As a result, CCMIF's ability effectively to hedge all or a portion of the value of its municipal bonds through the use of futures contracts will depend in part on the degree to which price movements in the index underlying the municipal bond index futures contract, or the U.S. Treasury securities underlying other futures contracts trade, correlate with price movements of the municipal bonds held by CCMIF.
         For example, where prices of securities in CCMIF do not move in the same direction or to the same extent as the values of the securities or index underlying a futures contract, the trading of such futures contracts may not effectively hedge CCMIF's investments and may result in trading losses. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of CCMIF's investments as compared to those comprising the index, and general economic or political factors. In addition, the correlation between movements in the value of the index underlying a futures contract may be subject to change over time, as additions to and deletions from the index alter its structure. In the case of futures contracts on U.S. Treasury securities and options thereon, the anticipated correlation of price movements between the U.S. Treasury securities underlying the futures or options and municipal bonds may be adversely affected by economic, political, legislative or other developments that have a disparate impact on the respective markets for such securities. In the event that the Investment Advisor determines to enter into transactions in financial futures contracts other than the municipal bond index futures contract or futures on U.S. Treasury securities, the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of municipal bonds held by CCMIF may be greater.
         The trading of futures contracts on an index also entails the risk of imperfect correlation between movements in the price of the futures contract and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as margin requirements, liquidity and the participation of speculators in the futures markets. The risk of imperfect correlation, however, generally diminishes as the delivery month specified in the futures contract approaches.
         Prior to exercise or expiration, a position in futures contracts or options thereon may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. CCMIF will enter into a futures or option position only if there appears to be a liquid secondary market therefor, although there can be no assurance that such a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close out a position once it has been established. Under such circumstances, CCMIF could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situation, if CCMIF has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, CCMIF may be required to perform under the terms of the futures or option contracts it holds. The inability to close out futures or options positions also could have an adverse impact on CCMIF's ability effectively to hedge its portfolio.
         When CCMIF purchases an option on a futures contract, its risk is limited to the amount of the premium, plus related transaction costs, although this entire amount may be lost. In addition, in order to profit from the purchase of an option on a futures contract, CCMIF may be required to exercise the option and liquidate the underlying futures contract, subject to the availability of a liquid secondary market. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option, although the risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.
         "Trading Limits" or "Position Limits" may also be imposed on the maximum number of contracts which any person may hold at a given time. A contract market may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Investment Advisor does not believe that trading limits will have any adverse impact on the strategies for hedging the CCMIF's investments.
         Further, the trading of futures contracts is subject to the risk of the insolvency of a brokerage firm or clearing corporation, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.
         In addition to the risks of imperfect correlation and lack of a liquid secondary market for such instruments, transactions in futures contracts involve risks related to leveraging and the potential for incorrect forecasts of the direction and extent of interest rate movements within a given time frame.

Credit Quality

As an operating policy, the Fund may not invest more than 35% of its net assets in non-investment grade obligations. As has been the industry practice, this determination of credit quality is made at the time the Fund acquires the obligation However, because it is possible that subsequent downgrades could occur, if an obligation held by the Fund is later downgraded, CCMIF's Advisor, under the supervision of
CCMIF's Board of Directors, will consider whether it is in the best interest of CCMIF's shareholders to hold or to dispose of the obligation. Among the criteria that may be considered by the Advisor and the Board are the probability that the obligations will be able to make scheduled interest and principal payments in the future, the extent to which any devaluation of the obligation has already been reflected in CCMIF's net asset value, and the total percentage, if any, of obligations currently rated below investment grade held by the Fund.

         Non-investment grade securities have moderate to poor protection of principal and interest payments and have speculative characteristics. They involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates.

                         INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions
         The foregoing investment objective and policies and the following investment restrictions and fundamental policies may not be changed without the consent of the holders of a majority of CCMIF's outstanding shares. Shares have equal rights as to voting. A majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. CCMIF may not:
         1)    Purchase common stocks,  preferred  stocks,  warrants,  or other equity securities;
         2)    Issue  senior   securities,   borrow  money,   or  pledge,
              mortgage,  or  hypothecate  its  assets,  except  as may be necessary to secure  borrowings from banks for temporary or emergency (not  leveraging)  purposes and then in an amount not  greater  than 10% of the  value of the  Series'  total assets at the time of the borrowing.  Investment securities will not be purchased while any borrowings are outstanding;
         3)    Underwrite the securities of other issuers,  except to the extent  that  the  purchase  of  municipal  obligations  in
              accordance  with  the  Series'  investment   objective  and
              policies,  either  directly  from  the  issuer,  or from an underwriter for an issuer, may be deemed an underwriting;
         4)    Purchase  or sell  real  estate,  real  estate  investment trust securities,  or oil and gas interests, but this shall not prevent CCMIF from  investing in municipal  obligations secured by real estate or interests therein;
         5)    Purchase  or  retain  securities  of an  issuer  if  those directors  of the Fund,  each of whom owns more than 1/2 of
              1% of the outstanding  securities of such issuer,  together own more than 5% of such outstanding securities;
         6)
               Purchase or sell physical  commodities  except that it may enter into futures contracts and options thereon;
         7)    Invest  in  companies   for  the  purpose  of   exercising
              control;  or  invest  in  securities  of  other  investment companies,  except  as they  may be  acquired  as part of a merger,  consolidation  or  acquisition  of  assets,  or in
              connection    with    a    trustee's/director's    deferred
              compensation  plan, as long as there is no  duplication  of advisory fees;
         8)    Invest 25% or more of its assets in the  securities of any one  issuer.  CCMIF may invest  more than 25% of its assets
              in   obligations   issued   or   guaranteed   by  the  U.S.
              Government,  its  agencies  or  instrumentalities  but will invest in more  than 20% of such  obligations  only  during
              abnormal   market   conditions.   For   purposes   of  this
              limitation,    the   entity    which   has   the   ultimate
              responsibility  for the payment of  principal  and interest on a particular security will be treated as its issuer;
         9)    Invest  25% or  more  of  its  assets  in  any  particular industry or  industries.  CCMIF may invest more than 25% of its assets in obligations  issued or guaranteed by the U.S.
              Government,  its  agencies  or  instrumentalities  but will invest in more  than 20% of such  obligations  only  during abnormal market conditions.  Industrial  development bonds,
              where  the  payment  of  principal   and  interest  is  the
              responsibility  of companies within the same industry,  are grouped together as an "industry";
         10)   Make  loans  to  others,  except  in  accordance  with the
              Series'  investment  objective  and policies or pursuant to
              contracts   providing  for  the   compensation  of  service
              providers by compensating balances.

Nonfundamental Investment Restrictions

         The Series has adopted the following operating (i.e., nonfundamental) investment policies and restrictions which may be changed by the Board of Directors without shareholder approval. CCMIF may not:
         1)    Purchase  illiquid  securities  if  more  than  15% of the
              value  of  its  net  assets   would  be  invested  in  such
              securities;
         2)    Invest  more than 5% of the  value of its total  assets in securities  where the payment of principal  and interest is the  responsibility  of a company  or  companies  with less than three years' operating history;
         3)
               Purchase or sell a futures  contract or an option  thereon if  immediately  thereafter,  the  sum  of  the  amount  of initial  margin  deposits on futures  and  premiums on such options would exceed 5% of CCMIF's net assets;
         4)
               Invest  in  puts  or  calls  on  a   security,   including
              straddles,  spreads,  or any  combination,  if the value of that option  premium,  when aggregated with the premiums on all other options on securities  held by the Fund,  exceeds
              5% of CCMIF's total assets.
         5)
               Effect  short sales of  securities.  For  purposes of this restriction, transactions in futures contracts and options are not deemed to constitute selling securities short.

         6)
              Purchase securities on margin, except that it may make margin deposits in connection with futures contacts or options on futures.

                   PURCHASES AND REDEMPTIONS OF SHARES

         Share certificates will be issued at no charge if requested in writing by the investor. No certificates will be issued for fractional shares (see Prospectus, "How to Sell Your Shares"). To change redemption instructions already given, shareholders must send a written notice to Calvert Group, c/o NFDS, 6th Floor, 1004 Baltimore, Kansas City, MO 64105, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or certain credit unions. Further documentation may be required from corporations, fiduciaries, and institutional investors.
         The  right  of  redemption  may  be  suspended  or the  date  of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.
         Redemption proceeds are normally paid in cash. However, CCMIF has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of CCMIF, whichever is less.


Reduced Sales Charges

CCMIF imposes reduced sales charges for shares in certain situations in which the Principal Underwriter (which offers the Series' shares continuously and on a "best efforts" basis) and the dealers selling CCMIF shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage  of the  dollar  amount of shares  sold as the  dollar  amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus the Series imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing CCMIF shareholders, enabling the Series to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Series' shares to their members. See "Exhibit A - Reduced Sales Charges" in the Prospectus.

                       DIVIDENDS AND DISTRIBUTIONS


CCMIF declares and pays monthly dividends of its net income to shareholders of record as of the close of business on each designated monthly record date. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue discounts or premiums or market premiums), less estimated expenses. Capital gains, if any, are normally paid once a year and will be automatically reinvested at net asset value in additional shares. Dividends and any distributions are automatically reinvested in additional shares of the Fund, unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money Controller). You may also request to have your dividends and distributions from the Series invested in shares of any other Calvert Group Fund, at no additional charge. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

                               TAX MATTERS


In 1996 the Series did qualify and in 1997 the Series intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code as amended (the "Code"). By so qualifying, the Series will not be subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986 (the "Act"), to the extent that it distributes its net investment income and realized capital gains.
         CCMIF's dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax; however under the Act, dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income for the purpose of determining liability (if any) for individuals and for corporations. CCMIF's dividends derived from taxable interest and distributions of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations. If you held shares for six months or less, losses must be offset by the amount of exempt-interest dividends you received, and, to the extent of capital gain distributions you received, the loss amount not offset (disallowed) must be treated as long-term capital loss.
         A shareholder may also be subject to some state and local taxes on dividends and distributions from the Series. The Series will notify shareholders annually about the tax status of dividends and distributions paid by the Series and the amount of dividends withheld, if any, during the previous year.
         The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible. Furthermore, entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Series. "Substantial user" is generally defined as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.
         Investors should note that the Code may require investors to exclude the initial sales charge, if any, paid on the purchase of CCMIF shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Series causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original sales as incurred to acquire the new shares.
         The Series may be required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction occurring in the Series if: (a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) the Series is notified by the Internal Revenue Service that the TIN provided by the shareholder is
incorrect  or  that  there  has  been   underreporting   of  interest  or
dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In addition, the Series is required to report to the Internal Revenue Service the following information with respect to redemption transactions in CCMIF: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Series' identifying CUSIP number.
         Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency, or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Fund for further information.

                           VALUATION OF SHARES

         CCMIF's assets are valued utilizing the average bid dealer market quotation as furnished by an independent pricing service. Securities and other assets for which market quotations are not readily available are valued based on the current market for similar securities or assets, as determined in good faith by CCMIF's Advisor under the supervision of the Board of Directors.
         Valuations, market quotations and market equivalents are provided the Fund by Kenny S&P Evaluation Services, a subsidiary of McGraw-Hill. The use of Kenny as a pricing service by the Fund has been approved by the Board of Directors. Valuations provided by Kenny are determined without exclusive reliance on quoted prices and take into consideration appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

CCMIF determines the net asset value for its shares every business day at the close of the regular session of the New York stock exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. The Series does not determine net asset value on certain national holidays or other days on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.



Net Asset Value and Offering Price Per Share
         Net asset value per share
         ($35,693,430/3,418,878 shares)                       $10.44
         Maximum sales charge
         (2.75% of offering price)                              0.30
         Offering price per share                             $10.74



                  CALCULATION OF YIELD AND TOTAL RETURN


CCMIF may advertise its "total return." Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, five-year period, and period from inception of CCMIF's offering of shares. Return quotations for periods in excess of one year represent the average annual total return for the period included in the particular quotation. Total return is a computation of CCMIF's dividend yield, plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. Total return quotations reflect the deduction of CCMIF's maximum sales charge ("return with maximum load"), except quotations of "return without maximum load" which do not deduct the sales charge. Note: "Total Return" as quoted in the Financial Highlights section of the Series' Prospectus and Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" as referred to herein. Return without maximum load should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Total return is computed according to the following formula:

                             P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof, if applicable). Returns for the one year period and period from inception are as follows:

                  California Municipal  California Municipal
                  With Max. Load        W/O Max. Load

One Year          1.16%                 4.04%
From Inception    5.20%                 5.84%



CCMIF may also advertise its "yield" and "taxable equivalent yield." As with total return, both yield figures are historical and are not intended to indicate future performance. "Yield" quotations for CCMIF refer to the aggregate imputed yield-to-maturity of each of the Series' investments based on the market value as of the last day of a given thirty-day or one-month period less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares entitled to receive dividends times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. Yield is computed according to the following formula:

                       Yield = 2[(a-b/cd +1)6 - 1]

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

The taxable equivalent yield is the yield an investor would be required to obtain from taxable investments to equal CCMIF's yield, all or a portion of which may be exempt from federal income taxes. The taxable equivalent yield for the federal and state level is computed by taking the portion of the yield exempt from regular federal and California income taxes and multiplying the exempt yield by a factor based on a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal and California income taxes. The taxable equivalent yield of the federal level only is computed by taking the portion of the yield exempt from federal income taxes and multiplying the exempt yield by a factor based on a stated income tax rate, then adding the portion of the yield that is not exempt from federal income taxes. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement.


For the thirty-day period ended December 31, 1996, CCMIF's yield was 4.26% and its tax equivalent yield was 6.66% for an investor in the 36% federal income tax bracket, and 7.05% for an investor in the 39.6% federal income tax bracket.

                               ADVERTISING

         The Fund or its affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Series is compatible with the investor's goals. The Fund may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Series, whether held or not.
         The Fund or its affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Fund may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Series may compare itself or its portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Fund, its Advisor, and its affiliates reserve the right to update performance rankings as new rankings become available.

                         DIRECTORS AND OFFICERS


RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Director of Finance for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation, Calvert New World Fund and Calvert World Values Fund. DOB:
05/09/48.  Address: 211 Overlook Drive,  Pittsburgh,  Pennsylvania 15216.


FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz. He was formerly a
partner  with  Abrams,   Blatz,  Gran,   Hendricks  &  Reina,  P.A.  DOB:
10/29/35. Address: 308 East Broad Street, PO Box 2007, Westfield, New Jersey 07091.

FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 07/23/49. Address:
2040 Nuuanu Avenue #1805, Honolulu, Hawaii, 96817.

1 CHARLES E. DIEHL, Trustee. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. DOB:10/13/22. Address: 1658 Quail Hollow Court, McLean, Virginia 22101.

DOUGLAS E. FELDMAN, M.D., Trustee. Dr. Feldman practices head and neck reconstructive surgery in the Washington, D.C., metropolitan area. DOB:
05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.

PETER W. GAVIAN, CFA, Trustee. Mr. Gavian was a principal of Gavian De Vaux Associates, an investment banking firm. He continues to be President of with Corporate Finance of Washington, Inc. DOB: 12/08/32.
Address: 3005 Franklin Road North, Arlington, Virginia 22201.

JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. DOB: 05/15/48. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.

M. CHARITO KRUVANT, Trustee. Ms. Kruvant is President of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development. DOB: 12/08/45. Address: 5301 Wisconsin Avenue, N.W., Washington, D.C. 20015.

ARTHUR J. PUGH, Trustee. Mr. Pugh serves as a Director of Acacia Federal Savings Bank. DOB: 09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.

1 DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. DOB: 10/07/37. Address: Box 93, Chelsea, Vermont 05038.

1 D. WAYNE SILBY, Esq., Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners
("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 07/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.


RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB:
1/13/50.

RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc. DOB: 07/24/47.

WILLIAM M. TARTIKOFF, Esq., Vice President and Assistant Secretary. Mr. Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB: 08/12/47.

EVELYNE S. STEWARD, Vice President. Ms. Steward is a director and Senior Vice President of Calvert Group, Ltd., and a director of
Calvert-Sloan Advisers, L.L.C. She is the sister of Philip J. Schewetti, the portfolio manager of the CSIF Equity Portfolio. DOB:
11/14/52.

DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.

SUSAN WALKER BENDER, Esq., Assistant Secretary. Ms. Bender is Associate General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 01/29/59.

KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56

LISA CROSSLEY, Esq., Assistant Secretary and Compliance Officer. Ms. Crossley is Associate General Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 12/31/61.

IVY WAFFORD DUKE, Esq., Assistant Secretary Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers. L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB:
09/07/68.

1 Directors deemed to be "interested persons" of the Fund under the Investment Company Act of 1940, by virtue of their affiliation with the Fund's Advisor.



Each of the above directors and officers is a trustee/director or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey, and Silby are among the trustees, Acacia Capital Corporation, of which only Messrs. Blatz, Diehl, and Pugh are among the directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey, and Silby are among the directors, and Calvert New World Fund, Inc., of which only Mr. Martini is among the directors. The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

The Audit Committee of the Board of Directors is composed of Messrs. Baird, Blatz, Feldman, Guffey, and Pugh. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat, and Silby.
         Directors and officers of the Fund as a group own less than 1% of Calvert California Municipal Intermediate Fund's outstanding shares.

During fiscal 1996, directors of the Fund not affiliated with the Fund's Advisor were paid $3,625. Directors of the Fund not affiliated with the Advisor currently receive an annual fee of $20,500 for service as a member of the Board of Trustees/Directors of the Calvert Group of Funds plus a fee of $750 to $1,500 for each Board and Committee meeting attended; such fees are allocated among the Funds on the basis of their net assets.

Directors of the Series not affiliated with the Series' Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert of Funds through the Directors/Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.

                       Director Compensation Table


Fiscal Year 1996         Aggregate          Pension or            Total
(unaudited numbers)      Compensation       Retirement         Compensation from
Name of Director         from Registrant    Benefits         Registrant and Fund
                         for service as     Accrued as part      Complex paid to
                         Director           of Registrant         Directors<F3>
                                            Expenses <F2>

Richard L. Baird, Jr.    $1898              $0                    $34,925
Frank H. Blatz, Jr.      $1935              $1935                 $37,875
Frederick T. Borts       $1793              $0                    $32,675
Charles E. Diehl         $1807              $1807                 $35,475
Douglas E. Feldman       $1873              $0                    $34,175
Peter W. Gavian          $1872              $560                  $34,175
M. Charito Kruvant       $905               $0                    $24,313
John G. Guffey, Jr.      $1816              $0                    $49,433
Arthur J. Pugh           $2011              $0                    $36,736
D. Wayne Silby           $1710              $0                    $56,398

<F2> Messrs.  Blatz,  Diehl, and Gavian have chosen to defer a portion of their compensation. As of December 31, 1996, total deferred compensation, including dividends and capital appreciation, was $428,689.46, $428,442.42, and $96,332.93, for each named director, respectively.
<F3> As of  December  31,  1996,  the Fund  Complex  consists of nine (9)
registered investment companies.

                           INVESTMENT ADVISOR

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of
Acacia  Mutual  Life  Insurance  Company  of  Washington,  D.C.  ("Acacia
Mutual").
         The Advisory Contract between the Fund and the Advisor will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Fund, or by the directors of the Fund; and further provided that such continuance is also approved annually by the vote of a majority of the directors of the Fund who are not parties to the Contract or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Contract may be terminated without penalty by either party on 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Contract, the Advisor manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Fund's Board of Directors. For its services, the Advisor receives an annual fee of 0.60% of the first $500 million of the Series' average daily net assets, 0.50% of the next $500 million of such assets, and 0.40% of all assets over $1 billion.
         The advisory fee is payable monthly. The Advisor reserves the right (i) to waive all or a part of its fee and (ii) to compensate, at its expense, broker-dealers in consideration of their promotional and administrative services. The Advisor may recapture in later years, to the extent permitted by law, fees it waived and expenses it paid in prior years. Specifically, the Advisor may recapture fees waived or deferred and expenses reimbursed for the prior two-year period, but in no event may it recapture fees or expenses for any period later than the two-year period ending December 31, 1996. Recapture is permitted only to the extent it does not result in the Series' aggregate expenses exceeding an annual expense limit of 2.00% of its average daily net assets. The advisory fee incurred in any given year will be paid in full before any recapture fees are paid for a prior year. Recaptured fees will apply to the most recent suspension/reimbursement period.
         The Advisor provides the Fund with investment advice and research, pays the salaries and fees of all directors and executive officers of the Fund who are principals of the Advisor, and pays certain Fund advertising and promotional expenses. The Fund pays all other administrative and operating expenses, including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.

The Advisor has agreed to reimburse CCMIF for all expenses, excluding brokerage, taxes, interest, and extraordinary items exceeding, on a pro rata basis, the most restrictive expense limitation in those states which the Series' shares are qualified for sale (currently, 2.5% of the Series' first $30 million of average net assets, decreasing to 1.5% for assets over $100 million). During fiscal 1994, the Advisor received advisory fees of $194,484, and waived advisory fees of $53,268. The Advisor also reimbursed the Series $7,343 for other expenses. During fiscal 1995, the Advisor received advisory fees of $233,024. During fiscal 1996, the Advisor received advisory fees of $217,159.

                         ADMINISTRATIVE SERVICES


Calvert Administrative Services Company, a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain
administrative   services   necessary  to  the  conduct  of  the  Series'
affairs. Such services include the preparation of corporate and regulatory reports and filings, portfolio accounting, and the daily determination of net investment income and net asset value per share. Calvert Administrative Services Company receives an annual fee of 0.10% of the Series' average net assets for providing such services. The fees paid by the Series to Calvert Administrative Services Company. for fiscal years 1994, 1995, and 1996, were $41,292, $38,837, and $36,193, respectively.

                         METHOD OF DISTRIBUTION


The Series has  entered  into an  agreement  with  Calvert  Distributors,
Inc. ("CDI"), whereby CDI, acting as principal underwriter for the Series, makes a continuous offering of the Series' securities on a "best efforts" basis. Prior to April 1, 1995, the principal underwriter was Calvert Securities Corporation ("CSC"). Under the terms of the agreement, CDI bears all its expenses of providing services pursuant to the agreement, including payment of any commissions and service fees. CDI receives all sales charges imposed on the Series' shares and compensates broker-dealer firms for sales of such shares (see
"Alternative Sales Options" in the Prospectus). CDI is entitled to receive reimbursement of distribution expenses pursuant to the Distribution Plans (see below). For the 1994, 1995, and 1996 fiscal periods, the Series paid no Distribution Plan expenses. For the fiscal periods ending December 31, 1994, CSC received sales charges in excess of the dealer reallowance of $16,975, respectively. For fiscal 1995 and 1996, CDI received sales charges in excess of the dealer reallowance of $5,163 and $14,066.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), the Series has adopted a Distribution Plan (the "Plan") which permit it to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.15% of the Series daily net assets. As of May 29, 1997, expenses may not exceed, on an annual basis, 0.25% of the Series daily net assets.

The Plans were approved by the Board of Directors/Trustees, including the Directors/Trustees who are not "interested persons" of the Funds (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the
Directors/Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Directors/Trustees.
In establishing the Plan, the Directors/Trustees considered various factors including the amount of the distribution fee. The Directors/Trustees determined that there is a reasonable likelihood that the Plan will benefit the Funds and their shareholders.

The Plan may be terminated by vote of a majority of the non-interested Directors/Trustees who have no direct or indirect financial interest in the Plan, or by vote of a majority of the outstanding shares of the Series. Any change in the Plan that would materially increase the distribution cost to the Series requires approval of the shareholders; otherwise, the Plan may be amended by the Directors/Trustees, including a majority of the non-interested Directors/Trustees as described above.


The Plan will continue in effect successive one-year terms, provided that such continuance is specifically approved by (i) the vote of a majority of the Directors/Trustees who are not parties to the Plan or interested persons of any such party and who have no direct or indirect financial interest in the Plan, and (ii) the vote of a majority of the entire Board of Directors/Trustees.

Apart from the Plan, the Advisor, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Fund.


                TRANSFER AND SHAREHOLDER SERVICING AGENT


Calvert Shareholder Services, Inc., a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Fund to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; daily updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing semi-annual statements to shareholders regarding their accounts. For such services, Calvert Shareholder Services, Inc., receives compensation based on the number of shareholder accounts and the number of transactions. The fees paid by the Series to Calvert Shareholder Services, Inc. for fiscal periods 1994, 1995, and 1996 were $22,368, $24,388, and $24,472, respectively.

                 INDEPENDENT ACCOUNTANTS AND CUSTODIANS


Coopers and Lybrand L.L.P. has been selected by the Board of Directors to serve as independent accountants of the Fund for fiscal year 1997. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Fund's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 acts as custodian of certain of the Series' cash assets. Neither custodian has any part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold by the Fund.


                         PORTFOLIO TRANSACTIONS

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor under the direction and supervision of the Fund's Board of Directors.

Broker-dealers who execute portfolio transactions on behalf of the Fund are selected on the basis of their professional capability and the value and quality of their services. The Advisor reserves the right to place orders for the purchase or sale of portfolio securities with broker-dealers who have sold shares of CCMIF or who provide it with statistical, research, or other information and services. Although any statistical research or other information and services provided by broker-dealers may be useful to the Advisor, the dollar value of such information and services is generally indeterminable, and its availability or receipt does not serve to materially reduce the Advisor's normal research activities or expenses. No brokerage commissions have been paid to any officer or director of the Fund or any of their affiliates, or broker-dealers for the 1994, 1995 or 1996 fiscal periods.
         The Advisor may also execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold. The Advisor or its affiliate may compensate, at its expense, such broker-dealers in consideration of their promotional and administrative services.

The portfolio turnover for the 1994, 1995, and 1996 fiscal periods was 68%, 47%, and 25%, respectively.

                           GENERAL INFORMATION

         The Fund was organized as a corporation under the General Corporation Law of the State of Maryland on February 4, 1992. The Fund's other series are: Calvert National Municipal Intermediate Fund, Calvert Arizona Municipal Intermediate Fund, Calvert Maryland Municipal Intermediate Fund, Calvert Michigan Municipal Intermediate Fund,
Calvert New York Municipal Intermediate Fund, Calvert Pennsylvania Municipal Intermediate Fund, and Calvert Virginia Municipal Intermediate Fund. Prior to March 1, 1994, Calvert National Municipal Intermediate Fund was known as Calvert Intermediate Municipal Fund.
         CCMIF will send its shareholders unaudited semi-annual and audited annual reports that will include the Series' net asset value per share, portfolio securities, income and expenses, and other financial information.
         This Statement of Additional Information does not contain all the information in the Fund's registration statement. The registration statement is on file with the Securities and Exchange Commission and is available to the public.

Each share of the Series represents an equal proportionate interest in that Series with each other share and is entitled to such dividends and distributions out of the income belonging to the Series as declared by the Board. Upon any liquidation of the Series, shareholders are entitled to share pro rata in the net assets available for distribution.

                          FINANCIAL STATEMENTS


The audited financial statements in the Series' Annual Report to Shareholders, dated December 31, 1996, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Series.

                                APPENDIX

Municipal Obligations
         Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction,  equipment,  repair or  improvement  of privately  operated industrial or commercial facilities may be exempt from federal income tax, current federal tax law places substantial limitations on the size of such issues.
         Municipal obligations are generally classified as either "general obligation" or "revenue'' bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and among classifications.
         Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.
         Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Bond and Note Ratings
Description of Moody's Investors Service, Inc.'s ratings of state and municipal notes:
         Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk.
         MIG 1: Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
         MIG2: Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
         MIG3: Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
         MIG4: Notes bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Description of Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.


                            LETTER OF INTENT

Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of: (Fund or Portfolio name*) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount
(excluding  any   reinvestments  of  distributions)  of  at  least  fifty
thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer


Name of Investor(s)


By
Authorized Signer


Address



Date


Signature of Investor(s)



Date



Signature of Investor(s)


*Fund"   in  this  Letter  of  Intent  shall  refer  to  the  Fund  or
Portfolio, as the case may be, here indicated.


                      Calvert Municipal Fund, Inc.
                      CALVERT CALIFORNIA MUNICIPAL
                            INTERMEDIATE FUND

                   Statement of Additional Information

                           April 30, 1997


INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
217 E. Redwood Street
Baltimore, Maryland 21202-3316

TRANSFER AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814



              TABLE OF CONTENTS

              Investment Objective                                    1
              Investment Policies                                     1
              Investment Restrictions                                 3
              Purchases and Redemptions of Shares                     5
              Dividends and Distributions                             5
              Tax Matters                                             6
              Valuation of Shares                                     7
              Calculation of Yield and Total Return                   7
              Advertising                                             9
              Directors and Officers                                  9
              Investment Advisor                                     12
              Administrative Services                                13
              Method of Distribution                                 13
              Transfer and Shareholder Servicing Agent               14
              Independent Accountants and Custodians                 14
              Portfolio Transactions                                 14
              General Information                                    15
              Financial Statements                                   15
              Appendix                                               15

STATEMENT OF ADDITIONAL INFORMATION

April 30, 1997

                     CALVERT MUNICIPAL INTERMEDIATE FUNDS:
                          ARIZONA, FLORIDA, MARYLAND,
                 MICHIGAN, NEW YORK, PENNSYLVANIA AND VIRGINIA
                4550 Montgomery Avenue, Bethesda, Maryland 20814

New Account     (800) 368-2748
Information:    (301) 951-4820

Shareholder
Services:       (800) 368-2745

Broker          (800) 368-2746
Services:       (301) 951-4850

TDD for the Hearing-
Impaired:       (800) 541-1524


This Statement of Additional Information is not a prospectus. Investors should read the Statement of Additional Information in conjunction with the Fund's Prospectus, dated April 30, 1997, which may be obtained free of charge by writing the Fund at the above address or calling the telephone numbers listed above.

                              INVESTMENT OBJECTIVE

         The Calvert Municipal Intermediate Funds ("Funds" or "Fund") are designed to provide individual and institutional investors with the highest level of interest income exempt from federal and specific state income taxes as is consistent with prudent investment management, preservation of capital, and the quality and maturity characteristics of the Fund. There is, of course, no assurance that the Funds will be successful in meeting their investment objectives; there are inherent risks in the ownership of any investment.
         Dividends paid by the Funds will fluctuate with income earned on investments. In addition, dividends and distributions paid and the value of each share will vary by class of shares: the share values will fluctuate to reflect changes in the market value of investments. Each Fund will attempt, through careful management, to reduce these risks and enhance the opportunities for higher income and greater price stability.

                              INVESTMENT POLICIES

         Each Fund invests primarily in a nondiversified portfolio of municipal obligations, including some with interest that may be subject to alternative minimum tax. A complete explanation of municipal obligations and municipal bond and note ratings appears in the Appendix.
         Under normal market conditions, each Fund will attempt to invest at least 65% of its total assets in municipal obligations with interest that is exempt from federal and specific state income tax, including those issued by or on behalf of the state for which the Fund is named and the state's political subdivisions. Each Fund will also attempt to invest the remaining 35% of its total assets in these obligations, but may invest it in municipal obligations of other states, territories and possessions of the United States, the District of Columbia, and their respective authorities, agencies, instrumentalities and political subdivisions. Dividends you receive from the Fund that are derived from interest on tax-exempt obligations of other governmental issuers will be exempt from federal income tax, but will be subject to state income taxes.

Variable Rate Demand Notes
         The Boards of Directors/Trustees have approved investments in floating and variable rate demand notes upon the following conditions: each Fund has right of demand, upon notice not to exceed thirty days, against the issuer to receive payment; the issuer will be able to make payment upon such demand, either from its own resources or through an unqualified commitment from a third party; and the rate of interest payable is calculated to ensure that the market value of such notes will approximate par value on the adjustment dates. The remaining maturity of such demand notes is deemed the period remaining until such time as the Fund has the right to dispose of the notes at a price which approximates par and market value. Notes with a right of demand exceeding seven days are considered illiquid and are subject to purchase restrictions.

Municipal Leases
         The Funds may invest in municipal leases, or structured instruments where the underlying security is a municipal lease. A municipal lease is an obligation of a government or governmental authority, not subject to voter approval, used to finance capital projects or equipment acquisitions and payable through periodic rental payments. The Funds may purchase unrated leases. The Funds' Advisor, under the supervision of the Boards of Directors/Trustees, is responsible for determining the credit quality of such leases on an ongoing basis, including an assessment of the likelihood that the lease will not be canceled. Certain municipal leases may be considered illiquid and subject to a Fund's limit on illiquid securities. The Boards of Directors/Trustees have directed the Advisor to treat a municipal lease as a liquid security if it satisfies the following conditions: (A) such treatment must be consistent with the Fund's investment restrictions; (B) the Advisor should be able to conclude that the obligation will maintain its liquidity throughout the time it is held by the Fund, based on the following factors:
(1) whether the lease may be terminated by the lessee; (2) the potential recovery, if any, from a sale of the leased property upon termination of the lease; (3) the lessee's general credit strength (e.g., its debt, administrative, economic and financial characteristics and prospects); (4) the likelihood that the lessee will discontinue appropriating funding for the leased property because the property is no longer deemed essential to its operations (e.g., the potential for an "event of nonappropriation"), and (5) any credit enhancement or legal recourse provided upon an event of nonappropriation or other termination of the lease; (C) the Advisor should determine whether the obligation can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued it for purposes of calculating the Fund's net asset value, taking into account the following factors: (1) the frequency of trades and quotes; (2) the volatility of quotations and trade prices; (3) the number of dealers willing to purchase or sell the security and the number of potential purchasers; (4) dealer undertakings to make a market in the security; (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers, and the mechanics of the transfer); (6) the rating of the security and the financial condition and prospects of the issuer; and (7) other factors relevant to the Fund's ability to dispose of the security; and (D) the Advisor should have reasonable expectations that the municipal lease obligation will maintain its liquidity throughout the time the instrument is held by the Fund.

Temporary Investments
         Short-term money market type investments consist of: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit of banks with assets of one billion dollars or more; commercial paper or other corporate notes of investment grade quality; and any of such items subject to short-term repurchase agreements.

When-Issued Purchases
         Securities purchased on a when-issued basis and the securities held in a Fund's portfolio are subject to changes in market value based on the public's perception of the creditworthiness of the issuer and changes in the level of interest rates (which will generally result in both changing in value in the same way, i.e., both experiencing appreciation when interest rates decline and depreciation when interest rates rise). Therefore, if in order to achieve higher interest income, the Funds remain substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of their assets may vary. No new when-issued commitments will be made if more than 50% of a Fund's net assets would become so committed.
         The Funds will meet their obligations to pay for when-issued securities from then- available cash flow, sale of securities or, although the Funds would not normally expect to do so, from sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). Sale of securities to meet such obligations carries with it a greater potential for the realization of capital losses and capital gains which are not exempt from federal income tax.

Transactions in Futures Contracts
         The Funds may engage in the purchase and sale of futures contracts on an index of municipal bonds or on U.S. Treasury securities, or options on such futures contracts, for hedging purposes only. A Fund may sell such futures contracts in anticipation of a decline in the cost of municipal bonds it holds or may purchase such futures contracts in anticipation of an increase in the value of municipal bonds the Fund intends to acquire. The Funds also are authorized to purchase and sell other financial futures contracts which in the opinion of the Investment Advisor provide an appropriate hedge for some or all of the Funds' securities.
         Because of low initial margin deposits made upon the opening of a futures position, futures transactions involve substantial leverage. As a result, relatively small movements in the price of the futures contract can result in substantial unrealized gains or losses. Because the Funds will engage in the purchase and sale of financial futures contracts solely for hedging purposes, however, any losses incurred in connection therewith should, if the hedging strategy is successful, be offset in whole or in part by increases in the value of securities held by a Fund or decreases in the price of securities the Fund intends to acquire.
         Municipal bond index futures contracts commenced trading in June 1985, and it is possible that trading in such futures contracts will be less liquid than that in other futures contracts. The trading of futures contracts and options thereon is subject to certain market risks, such as trading halts, suspensions, exchange or clearing house equipment failures, government intervention or other disruptions of normal trading activity, which could at times make it difficult or impossible to liquidate existing positions.
         The liquidity of a secondary market in futures contracts may be further adversely affected by "daily price fluctuation limits" established by contract markets, which limit the amount of fluctuation in the price of a futures contract or option thereon during a single trading day. Once the daily limit has been reached in the contract, no trades may be entered into at a price beyond the limit, thus preventing the liquidation of open positions. Prices of existing contracts have in the past moved the daily limit on a number of consecutive trading days. A Fund will enter into a futures position only if, in the judgment of the Investment Advisor, there appears to be an actively traded secondary market for such futures contracts.
         The successful use of transactions in futures contracts and options thereon depends on the ability of the Investment Advisor to correctly forecast the direction and extent of price movements of these instruments, as well as price movements of the securities held by a Fund within a given time frame. To the extent these prices remain stable during the period in which a futures or option contract is held by a Fund, or move in a direction opposite to that anticipated, a Fund may realize a loss on the hedging transaction which is not fully or partially offset by an increase in the value of the Fund's securities. As a result, the Fund's total return for such period may be less than if it had not engaged in the hedging transaction.

Description of Financial Futures Contracts
         Futures Contracts. A futures contract obligates the seller of a contract to deliver and the purchaser of a contract to take delivery of the type of financial instrument called for in the contract or, in some instances, to make a cash settlement, at a specified future time for a specified price. Although the terms of a contract call for actual delivery or acceptance of securities, or for a cash settlement, in most cases the contracts are closed out before the delivery date without the delivery or acceptance taking place. The Funds intend to close out any futures contracts prior to the delivery date of such contracts.
         A Fund may sell futures contracts in anticipation of a decline in the value of its investments in municipal bonds. The loss associated with any such decline could be reduced without employing futures as a hedge by selling long-term securities and either reinvesting the proceeds in securities with shorter maturities or by holding assets in cash. This strategy, however, entails increased transaction costs in the form of brokerage commissions and dealer spreads and will typically reduce the Fund's average yields as a result of the shortening of maturities.
         The purchase or sale of a futures contract differs from the purchase or sale of a security, in that no price or premium is paid or received. Instead, an amount of cash or securities acceptable to the Fund's futures commission merchant and the relevant contract market, which varies but is generally about 5% or less of the contract amount, must be deposited with the broker. This amount is known as "initial margin," and represents a "good faith" deposit assuring the performance of both the purchaser and the seller under the futures contract. Subsequent payments to and from the broker, known as "variation margin," are required to be made on a daily basis as the price of the futures contract fluctuates, making the long or short positions in the futures contract more or less valuable, a process known as "marking to the market." Prior to the settlement date of the futures contract, the position may be  closed  out by  taking  an  opposite  position  which  will  operate  to terminate  the  position  in the  futures  contract.  A final  determination  of variation margin is then made, additional cash is required to be paid to or released by the broker, and the purchaser realizes a loss or gain. In addition, a commission is paid on each completed purchase and sale transaction.
         The sale of financial futures contracts provides an alternative means of hedging a Fund against declines in the value of its investments in municipal bonds. As such values decline, the value of the Fund's position in the futures contracts will tend to increase, thus offsetting all or a portion of the depreciation in the market value of the Fund's fixed income investments which are being hedged. While a Fund will incur commission expenses in establishing and closing out futures positions, commissions on futures transactions may be significantly lower than transaction costs incurred in the purchase and sale of fixed income securities. In addition, the ability of a Fund to trade in the standardized contracts available in the futures market may offer a more effective hedging strategy than a program to reduce the average maturing of portfolio securities, due to the unique and varied credit and technical characteristics of the municipal debt instruments available to the Fund. Employing futures as a hedge may also permit a Fund to assume a hedging posture without reducing the yield on its investments, beyond any amounts required to engage in futures trading.
         The Funds may engage in the purchase and sale of futures contracts on an index of municipal securities. These instruments provide for the purchase or sale of a hypothetical portfolio of municipal bonds at a fixed price in a stated delivery month. Unlike most other futures contracts, however, a municipal bond index futures contract does not require actual delivery of securities but results in a cash settlement based upon the difference in value of the index between the time the contract was entered into and the time it is liquidated.
         The municipal bond index underlying the futures contracts traded by the Portfolio is The Bond Buyer Municipal Bond Index, developed by The Bond Buyer and the Chicago Board of Trade ("CBT"), the contract market on which the futures contracts are traded. As currently structured, the index is comprised of 40 tax-exempt term municipal revenue and general obligation bonds. Each bond included in the index must be rated either A- or higher by Standard & Poor's or A or higher by Moody's Investors Service and must have a remaining maturity of 19 years or more. Twice a month new issues satisfying the eligibility requirements are added to, and an equal number of old issues will be deleted from, the index. The value of the index is computed daily according to a formula based upon the price of each bond in the index, as evaluated by four dealer-to-dealers brokers.
         The Funds may also purchase and sell futures contracts on U.S. Treasury bills, notes and bonds for the same types of hedging purposes. Such futures contracts provide for delivery of the underlying security at a specified future time for a fixed price, and the value of the futures contract therefore generally fluctuates with movements in interest rates.
         The municipal bond index futures  contract,  futures  contracts on U.S.
Treasury securities and options on such futures contracts are traded on the CBT, which, like other contract markets, assures the performance of the parties to each futures contract through a clearing corporation, a nonprofit organization managed by the exchange membership, which is also responsible for handling daily accounting of deposits or withdrawals of margin.
         The Funds may also purchase financial futures contracts when not fully invested in municipal bonds, in anticipation of an increase in the cost of securities a Fund intends to purchase. As such securities are purchased, an equivalent amount of futures contracts will be closed out. In a substantial majority of these transactions, a Fund will purchase municipal bonds upon termination of the futures contracts. Due to changing market conditions and interest rate forecasts, however, a futures position may be terminated without a corresponding purchase of securities. Nevertheless, all purchases of futures contracts by a Fund will be subject to certain restrictions, described below.
         Options on Futures Contracts. An option on a futures contract provides the purchaser with the right, but not the obligation, to enter into a long position in the underlying futures contract (that is, purchase the futures contract), in the case of a "call" option, or a short position (sell the futures contract), in the case of a "put" option, for a fixed price up to a stated expiration date. The option is purchased for a non-refundable fee, known as the "premium." Upon exercise of the option, the contract market clearing house assigns each party to the option an opposite position in the underlying futures contract. In the event of exercise, therefore, the parties are subject to all of the risks of futures trading, such as payment of initial and variation margin. In addition, the seller, or "writer," of the option is subject to margin requirements on the option position. Options on futures contracts are traded on the same contract markets as the underlying futures contracts.
         The Funds may purchase options on futures contracts for the same types of hedging purposes described above in connection with futures contracts. For example, in order to protect against an anticipated decline in the value of securities it holds, a Fund could purchase put options on futures contracts, instead of selling the underlying futures contracts. Conversely, in order to protect against the adverse effects of anticipated increases in the costs of securities to be acquired, a Fund could purchase call options on futures contracts, instead of purchasing the underlying futures contracts. The Funds generally will sell options on futures contracts only to close out an existing position.
         The Funds will not engage in transactions in such instruments unless and until the Investment Advisor determines that market conditions and the circumstances of the Fund warrant such trading. To the extent a Fund engages in the purchase and sale of futures contracts or options thereon, it will do so only at a level which is reflective of the Investment Advisor's view of the hedging needs of a Fund, the liquidity of the market for futures contracts and the anticipated correlation between movements in the value of the futures or option contract and the value of securities held by the Portfolio.
         Restrictions on the Use of Futures Contracts and Options on Futures Contracts. Under regulations of the Commodity Futures Trading Commission ("CFTC"), the futures trading activities described herein will not result in a Fund being deemed to be a "commodity pool," as defined under such regulations, provided that certain trading restrictions are adhered to. In particular, CFTC regulations require that all futures and option positions entered into by a Fund qualify as bona fide hedge transactions, as defined under CFTC regulations, or, in the case of long positions, that the value of such positions not exceed an amount of segregated funds determined by reference to certain cash and securities positions maintained by a Fund and accrued profits on such positions. In addition, a Fund may not purchase or sell any such instruments if, immediately thereafter, the sum of the amount of initial margin deposits on the Fund's existing futures positions would exceed 5% of the market value of its net assets.
         When a Fund purchases a futures contract, it will maintain an amount of cash, cash equivalents (for example, commercial paper and daily tender adjustable notes) or short-term high-grade fixed income securities in a segregated account with the Fund's custodian, so that the amount so segregated plus the amount of initial and variation margin held in the account of its broker equals the market value of the futures contract, thereby ensuring that the use of such futures is unleveraged.
         Risk  Factors in  Transactions  in Futures  Contracts.  The  particular municipal bonds comprising the index underlying the municipal bond index futures contract may vary from the bonds held by a Fund. In addition, the securities underlying futures contracts on U.S. Treasury securities will not be the same as securities held by the Fund. As a result, a Fund's ability effectively to hedge all or a portion of the value of its municipal bonds through the use of futures contracts will depend in part on the degree to which price movements in the index underlying the municipal bond index futures contract, or the U.S. Treasury securities underlying other futures contracts trade, correlate with price movements of the municipal bonds held by the Fund.
         For example, where prices of securities in a Fund do not move in the same direction or to the same extent as the values of the securities or index underlying a futures contract, the trading of such futures contracts may not effectively hedge the Fund's investments and may result in trading losses. The correlation may be affected by disparities in the average maturity, ratings, geographical mix or structure of the Fund's investments as compared to those comprising the index, and general economic or political factors. In addition, the correlation between movements in the value of the index underlying a futures contract may be subject to change over time, as additions to and deletions from the index alter its structure. In the case of futures contracts on U.S. Treasury securities and options thereon, the anticipated correlation of price movements between the U.S. Treasury securities underlying the futures or options and municipal bonds may be adversely affected by economic, political, legislative or other developments that have a disparate impact on the respective markets for such securities. In the event that the Investment Advisor determines to enter into transactions in financial futures contracts other than the municipal bond index futures contract or futures on U.S. Treasury securities, the risk of imperfect correlation between movements in the prices of such futures contracts and the prices of municipal bonds held by a Fund may be greater.
         The trading of futures contracts on an index also entails the risk of imperfect correlation between movements in the price of the futures contract and the value of the underlying index. The anticipated spread between the prices may be distorted due to differences in the nature of the markets, such as margin requirements, liquidity and the participation of speculators in the futures markets. The risk of imperfect correlation, however, generally diminishes as the delivery month specified in the futures contract approaches.
         Prior to exercise or expiration, a position in futures contracts or options thereon may be terminated only by entering into a closing purchase or sale transaction. This requires a secondary market on the relevant contract market. The Funds will enter into a futures or option position only if there appears to be a liquid secondary market therefor, although there can be no assurance that such a liquid secondary market will exist for any particular contract at any specific time. Thus, it may not be possible to close out a position once it has been established. Under such circumstances, a Fund could be required to make continuing daily cash payments of variation margin in the event of adverse price movements. In such situation, if a Fund has insufficient cash, it may be required to sell portfolio securities to meet daily variation margin requirements at a time when it may be disadvantageous to do so. In addition, a Fund may be required to perform under the terms of the futures or option contracts it holds. The inability to close out futures or options positions also could have an adverse impact on the Fund's ability effectively to hedge its portfolio.
         When a Fund purchases an option on a futures contract, its risk is limited to the amount of the premium, plus related transaction costs, although this entire amount may be lost. In addition, in order to profit from the purchase of an option on a futures contract, the Fund may be required to exercise the option and liquidate the underlying futures contract, subject to the availability of a liquid secondary market. The trading of options on futures contracts also entails the risk that changes in the value of the underlying futures contract will not be fully reflected in the value of the option, although the risk of imperfect correlation generally tends to diminish as the maturity date of the futures contract or expiration date of the option approaches.
         "Trading  Limits"  or  "Position  Limits"  may also be  imposed  on the maximum number of contracts which any person may hold at a given time. A contract market may order the liquidation of positions found to be in violation of these limits and it may impose other sanctions or restrictions. The Investment Advisor does not believe that trading limits will have any adverse impact on the strategies for hedging the Portfolio's investments.
         Further, the trading of futures contracts is subject to the risk of the insolvency of a brokerage firm or clearing corporation, which could make it difficult or impossible to liquidate existing positions or to recover excess variation margin payments.
         In addition to the risks of imperfect correlation and lack of a liquid secondary market for such instruments, transactions in futures contracts involve risks related to leveraging and the potential for incorrect forecasts of the direction and extent of interest rate movements within a given time frame.

Noninvestment-Grade Debt Securities
         The  Funds may  invest  in lower  quality  debt  securities  (generally those rated BB or lower by S&P or Ba or lower by Moody's), subject to the Funds' investment policy which provides that they may not invest more than 35% of their assets in securities rated below BBB by either rating service, or in unrated securities determined by the Advisor to be comparable to securities rated below BBB by either rating service. These securities have moderate to poor protection of principal and interest payments and have speculative characteristics. These securities involve greater risk of default or price declines due to changes in the issuer's creditworthiness than investment-grade debt securities. Because the market for lower-rated securities may be thinner and less active than for higher-rated securities, there may be market price volatility for these securities and limited liquidity in the resale market. Market prices for these securities may decline significantly in periods of general economic difficulty or rising interest rates. Unrated debt securities may fall into the lower quality category. Unrated securities usually are not attractive to as many buyers as are rated securities, which may make them less marketable.
         The quality limitation set forth in the investment policy is determined immediately after a Fund's acquisition of a security. Accordingly, any later change in ratings will not be considered when determining whether an investment complies with the Fund's investment policy.
         When purchasing high-yielding securities, rated or unrated, the Advisors prepare their own careful credit analysis to attempt to identify those issuers whose financial condition is adequate to meet future obligations or is expected to be adequate in the future. Through portfolio diversification and credit analysis, investment risk can be reduced, although there can be no assurance that losses will not occur.

                            INVESTMENT RESTRICTIONS

Fundamental Investment Restrictions
         The following investment restrictions and fundamental policies may not be changed without the consent of the holders of a majority of a Fund's outstanding shares. Shares have equal rights as to voting. A majority of the shares means the lesser of (i) 67% of the shares represented at a meeting at which more than 50% of the outstanding shares are represented or (ii) more than 50% of the outstanding shares. The Funds may not:
         (1) Purchase common stocks, preferred stocks, warrants, or other equity securities;
         (2) Issue senior securities, borrow money, or pledge, mortgage, or hypothecate its assets, except as may be necessary to secure borrowings from banks for temporary or emergency (not leveraging) purposes and then in an amount not greater than 10% of the value of the Fund's total assets at the time of the borrowing. Investment securities will not be purchased while any borrowings are outstanding;
         (3) Sell securities short, purchase securities on margin, or write put or call options, except to the extent permitted under "Transactions in Futures Contracts" or elsewhere in the Prospectus or SAI. The Funds reserve the right to purchase securities with puts attached. See "Obligations with Puts Attached";
         (4) Underwrite the securities of other issuers, except to the extent that the purchase of municipal obligations in accordance with the Fund's investment objective and policies, either directly from the issuer, or from an underwriter for an issuer, may be deemed an underwriting;
         (5) Make loans to others, except in accordance with the Fund's investment objective and policies or pursuant to contracts providing for the compensation of service providers by compensating balances;
         (6)  Purchase  or  sell  real  estate,  real  estate  investment  trust securities, commodities, or commodity contracts, or oil and gas interests, but this shall not prevent a Fund from investing in municipal obligations secured by real estate or interests therein;
         (7)  Invest  25% or more of its  assets  in the  securities  of any one issuer. Each Funds may invest more than 25% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities but will invest in more than 20% of such obligations only during abnormal market conditions. For purposes of this limitation, the entity which has the ultimate responsibility for the payment of principal and interest on a particular security will be treated as its issuer;
         (8)  Invest  25% or more of its assets in any  particular  industry  or industries. Each Fund may invest more than 25% of its assets in obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities but will invest in more than 20% of such obligations only during abnormal market conditions. Industrial development bonds, where the payment of principal and interest is the responsibility of companies within the same industry, are grouped together as an "industry."

Nonfundamental Investment Restrictions
         Each Fund has adopted the following operating (i.e., nonfundamental) investment policies and restrictions which may be changed by the Board of Directors/Trustees without shareholder approval. The Funds may not:
         (1) Purchase illiquid securities if more than 15% of the value of its net assets would be invested in such securities;
         (2)  Invest  more  than  5%  of  the  value  of  its  total  assets  in securities where the payment of principal and interest is the responsibility of a company or companies with less than three years' operating history.
         (3) Purchase or retain securities of an issuer if those directors of the Fund, each of whom owns more than 1/2 of 1% of the outstanding securities of such issuer, together own more than 5% of such outstanding securities;
         (4) Invest in  companies  for the  purpose of  exercising  control;  or invest in securities of other investment companies, except as permitted under the Investment Company Act or in connection with a director's/trustee's deferred compensation plan, as long as there is no duplication of advisory fees.

                      PURCHASES AND REDEMPTIONS OF SHARES

         Share certificates will be issued at no charge if requested in writing by the investor. No certificates will be issued for fractional shares. Purchases by bank wire received by 4:00 p.m., Eastern time are immediately available federal funds. Your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
         Amounts redeemed by check redemption may be mailed to the investor without charge. Amounts of more than $50 and less than $300,000 may be transferred electronically at no charge to the investor. Amounts of $1,000 or more will be transmitted by wire, without charge by Calvert, to the investor's account at a domestic commercial bank that is a member of the Federal Reserve System or to a correspondent bank. A charge of $5 is imposed on wire transfers of less than $1,000. If the investor's bank is not a Federal Reserve System member, failure of immediate notification to that bank by the correspondent bank could result in a delay in crediting the funds to the investor's bank account.
         Telephone redemption requests that would require the redemption of shares purchased by check or electronic funds transfer within the previous 10 business days may not be honored. The Funds reserve the right to modify the telephone redemption privilege.
         To change redemption instructions already given, you must send a written notice addressed to Calvert Group, c/o NFDS, 6th Floor, 1004 Baltimore, Kansas City, MO 64105, with a voided copy of a check for the bank wiring instructions to be added. If a voided check does not accompany the request, then the request must be signature guaranteed by a commercial bank, savings and loan association, trust company, member firm of any national securities exchange, or certain credit unions. Additional documentation may be required from corporations, fiduciaries, and institutional investors.
         The right of redemption may be suspended or the date of payment postponed for any period during which the New York Stock Exchange is closed (other than customary weekend and holiday closings), when trading on the New York Stock Exchange is restricted, or an emergency exists, as determined by the SEC, or if the Commission has ordered such a suspension for the protection of shareholders. Redemption proceeds are normally mailed or wired the next business day after a proper redemption request has been received, unless redemptions have been suspended or postponed as described above.
         Redemption proceeds are normally paid in cash. However, a Fund has the right to redeem shares in assets other than cash for redemption amounts exceeding, in any 90-day period, $250,000 or 1% of the net asset value of the Fund, whichever is less.


Reduced Sales Charges

Each Fund imposes reduced sales charges for Fund shares in certain situations in which the Principal Underwriter (which offers the Fund's shares continuously and on a "best efforts" basis) and the dealers selling Fund shares may expect to realize significant economies of scale with respect to such sales. Generally, sales costs do not increase in proportion to the dollar amount of the shares sold; the per-dollar transaction cost for a sale to an investor of shares worth, for example, $5,000 is generally much higher than the per-dollar cost for a sale of shares worth $1,000,000. Thus, the applicable sales charge declines as a percentage of the dollar amount of shares sold as the dollar amount increases.
         When a shareholder agrees to make purchases of shares over a period of time totaling a certain dollar amount pursuant to a Letter of Intent, the Underwriter and selling dealers can expect to realize the economies of scale applicable to that stated goal amount. Thus, the Fund imposes the sales charge applicable to the goal amount. Similarly, the Underwriter and selling dealers also experience cost savings when dealing with existing shareholders, enabling the Fund to afford existing shareholders the Right of Accumulation. The Underwriter and selling dealers can also expect to realize economies of scale when making sales to the members of certain qualified groups which agree to facilitate distribution of Fund's shares to their members. See "Exhibit A - Reduced Sales Charges" in the Prospectus.

                          DIVIDENDS AND DISTRIBUTIONS


Each Fund declares and pays monthly dividends of its net income to shareholders of record as of the close of business on each designated monthly record date. Net investment income consists of the interest income earned on investments (adjusted for amortization of original issue discounts or premiums or market premiums), less estimated expenses. Capital gains, if any, are normally paid once a year and will be automatically reinvested at net asset value in additional shares. Dividends and any distributions are automatically reinvested in additional shares of the Fund, unless you elect to have the dividends of $10 or more paid in cash (by check or by Calvert Money
Controller). You may also request to have your dividends and distributions from the Fund invested in shares of any other Calvert Group Fund at no additional charge. If you elect to have dividends and/or distributions paid in cash, and the U.S. Postal Service cannot deliver the check, or if it remains uncashed for six months, it, as well as future dividends and distributions, will be reinvested in additional shares.

                                  TAX MATTERS

         Each Fund intends to qualify as a "regulated investment company" under Subchapter M of the Internal Revenue Code (the "Code"). By so qualifying, the Fund will not be subject to federal income tax, nor to the federal excise tax imposed by the Tax Reform Act of 1986 (the "Act"), to the extent that it distributes its net investment income and realized capital gains.
         The Funds' dividends of net investment income constitute exempt-interest dividends on which shareholders are not generally subject to federal income tax; however under the Act, dividends attributable to interest on certain private activity bonds must be included in federal alternative minimum taxable income for the purpose of determining liability (if any) for individuals and for corporations. Further, for corporations, all tax-exempt income must be taken into account in calculating "adjusted current earnings" for purposes of the federal alternative minimum tax. Fund dividends derived from taxable interest and distributions of net short-term capital gains, whether taken in cash or reinvested in additional shares, are taxable to shareholders as ordinary income and do not qualify for the dividends received deduction for corporations. If you held shares for six months or less, losses must be offset by the amount of exempt-interest dividends you received, and, to the extent of capital gain distributions you received, the loss amount not offset (disallowed) must be treated as long-term capital loss. A shareholder may also be subject to some state and local taxes on dividends and distributions from the Funds. The Funds will notify shareholders annually about the tax status of dividends and distributions paid by the Fund and the amount of dividends withheld, if any, during the previous year.
         The Code provides that interest on indebtedness incurred or continued in order to purchase or carry shares of a regulated investment company which distributes exempt-interest dividends during the year is not deductible.
Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by private activity bonds should consult their tax advisors before purchasing shares of the Fund. "Substantial user" is generally defined as including a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of private activity bonds.
         Investors should note that the Revenue Reconciliation Act of 1989 may require investors to exclude the initial sales charge, if any, paid on the purchase of Fund shares from the tax basis of those shares if the shares are exchanged for shares of another Calvert Group Fund within 90 days of purchase. This requirement applies only to the extent that the payment of the original sales charge on the shares of the Fund causes a reduction in the sales charge otherwise payable on the shares of the Calvert Group Fund acquired in the exchange, and investors may treat sales charges excluded from the basis of the original sales as incurred to acquire the new shares.
         The Funds may be required to withhold 31% of any long-term capital gain dividends and 31% of each redemption transaction occurring in a Fund if:
(a) the shareholder's social security number or other taxpayer identification number ("TIN") is not provided or an obviously incorrect TIN is provided; (b) the shareholder does not certify under penalties of perjury that the TIN provided is the shareholder's correct TIN and that the shareholder is not subject to backup withholding under section 3406(a)(1)(C) of the Code because of underreporting (however, failure to provide certification as to the application of section 3406(a)(1)(C) will result only in backup withholding on capital gain dividends, not on redemptions); or (c) a Fund is notified by the Internal Revenue Service that the TIN provided by the shareholder is incorrect or that there has been underreporting of interest or dividends by the shareholder. Affected shareholders will receive statements at least annually specifying the amount withheld.
         In addition, each Fund is required to report to the Internal Revenue Service the following information with respect to redemption transactions in the Fund: (a) the shareholder's name, address, account number and taxpayer identification number; (b) the total dollar value of the redemptions; and (c) the Fund's identifying CUSIP number.
         Certain shareholders are, however, exempt from the backup withholding and broker reporting requirements. Exempt shareholders include: corporations; financial institutions; tax-exempt organizations; individual retirement plans; the U.S., a State, the District of Columbia, a U.S. possession, a foreign government, an international organization, or any political subdivision, agency, or instrumentality of any of the foregoing; U.S. registered commodities or securities dealers; real estate investment trusts; registered investment companies; bank common trust funds; certain charitable trusts; and foreign central banks of issue. Non-resident aliens also are generally not subject to either requirement but, along with certain foreign partnerships and foreign corporations, may instead be subject to withholding under section 1441 of the Code. Shareholders claiming exemption from backup withholding and broker reporting should call or write the Funds for further information.

                              VALUATION OF SHARES

         Fund assets are valued utilizing the average bid dealer market quotation as furnished by an independent pricing service. Securities and other assets for which market quotations are not readily available are valued based on the current market for similar securities or assets, as determined in good faith by the Fund's Advisor under the supervision of the Board of Directors/Trustees.

Each Fund determines the net asset value for its shares every business day at the close of the regular session of the New York Stock Exchange (generally, 4:00 p.m. Eastern time), and at such other times as may be necessary or appropriate. They do not determine net asset value on certain national holidays or other day on which the New York Stock Exchange is closed: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.
         Valuations, market quotations and market equivalents are provided the Funds by Kenny S&P Evaluation Services, a subsidiary of McGraw-Hill. The use of Kenny as a pricing service by the Funds has been approved by the Boards of Directors/Trustees. Valuations provided by Kenny are determined without exclusive reliance on quoted prices and take into consideration appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

Net Asset Value and Offering Price Per Share


Arizona

         Net asset value per share
         ($2,634,802/523,621 shares)        $5.03
         Maximum sales charge
         (2.75% of offering price)           0.14
         Offering price per share           $5.17

Florida
         Net asset value per share
         ($5,516,388/1,098,333 shares)      $5.02
         Maximum sales charge
         (2.75% of offering price)           0.14
         Offering price per share           $5.16

Maryland
         Net asset value per share
         ($12,023,007/2,388,381 shares)     $5.03
         Maximum sales charge
         (2.75% of offering price)           0.14
         Offering price per share           $5.17

Michigan
         Net asset value per share
         ($5,803,799/1,137,278 shares)      $5.10
         Maximum sales charge
         (2.75% of offering price)           0.14
         Offering price per share           $5.24

New York
         Net asset value per share
         ($6,217,955/1,221,688 shares)      $5.09
         Maximum sales charge
         (2.75% of offering price)           0.14
         Offering price per share           $5.23

Pennsylvania
         Net asset value per share
         ($4,486,116/883,146 shares)        $5.08
         Maximum sales charge
         (2.75% of offering price)           0.14
         Offering price per share           $5.22

Virginia
         Net asset value per share
         ($12,617,575/2,475,015 shares)     $5.10
         Maximum sales charge
         (2.75% of offering price)           0.14
         Offering price per share           $5.24


                     CALCULATION OF YIELD AND TOTAL RETURN


Each Fund may advertise its "total return." Total return is calculated separately for each series. Total return is historical in nature and is not intended to indicate future performance. Total return will be quoted for the most recent one-year period, five-year period, and period from inception of the Fund's offering of shares. Return quotations for periods in excess of one year represent the average annual total return for the period included in the particular quotation. Total return is a computation of a Fund's dividend yield, plus or minus realized or unrealized capital appreciation or depreciation, less fees and expenses. Total return quotations reflect the deduction of the Fund's maximum sales charge ("return with maximum load"), except quotations of "return without maximum load" which do not deduct the sales charge. Note: "Total Return" as quoted in the Financial Highlights section of the Funds' Annual Report to Shareholders, however, per SEC instructions, does not reflect deduction of the sales charge, and corresponds to "return without maximum load" as referred to herein. Return without maximum load should be considered only by investors, such as participants in certain pension plans, to whom the sales charge does not apply, or for purposes of comparison only with comparable figures which also do not reflect sales charges, such as Lipper averages. Total return is computed according to the following formula:

                                P(1 + T)n = ERV

where P = a hypothetical initial payment of $1,000; T = total return; n = number of years; and ERV = the ending redeemable value of a hypothetical $1,000 payment made at the beginning of the 1, 5 or 10 year periods at the end of such periods (or portions thereof, if applicable).


Returns with maximum load (average annual total returns) are as follows:

Periods Ended
December 31, 1996          One Year              Since Inception

Arizona                     .40%                 3.27% (12/31/93)
Florida                     .74%                 3.58% (12/31/93)
Maryland                   1.16%                 3.90% (9/30/93)
Michigan                   1.42%                 4.19% (9/30/93)
New York                   1.03%                 4.06% (9/30/93)
Pennsylvania               1.14%                 4.10% (12/31/93)
Virginia                    .87%                 4.27% (9/30/93)



Returns without maximum load are as follows:


Periods Ended
December 31, 1996          One Year              Since Inception

Arizona                    3.17%                 4.23% (12/31/93)
Florida                    3.53%                 4.54% (12/31/93)
Maryland                   3.96%                 4.78% (9/30/93)
Michigan                   4.19%                 5.08% (9/30/93)
New York                   3.79%                 4.95% (9/30/93)
Pennsylvania               3.92%                 5.06% (12/31/93)
Virginia                   3.82%                 5.16% (9/30/93)



A Fund may also advertise its "yield" and "taxable equivalent yield." As with total return, both yield figures are historical and are not intended to indicate future performance. "Yield" quotations refer to the aggregate imputed yield-to-maturity of each of the Fund's investments based on the market value as of the last day of a given thirty-day or one-month period less accrued expenses (net of reimbursement), divided by the average daily number of outstanding shares times the maximum offering price on the last day of the period (so that the effect of the sales charge is included in the calculation), compounded on a "bond equivalent," or semi-annual, basis. Yield is computed according to the following formula:

                          Yield = 2[(a-b/cd +1)6 - 1]

where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the average daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period.

         The taxable equivalent yield is the yield an investor would be required to obtain from taxable investments to equal the Fund's yield, all or a portion of which may be exempt from federal income taxes. The double taxable equivalent yield for the combined federal and state level is computed for each class by taking the portion of the yield exempt from regular federal and the specific state income taxes and multiplying the exempt yield by a factor based on a stated income tax rate, then adding the portion of the yield that is not exempt from regular federal and specific state income taxes. The taxable equivalent yield for the federal level only is computed for each class by
taking  the  portion  of  the  yield  exempt  from  federal   income  taxes  and
multiplying the exempt yield by a factor based on a stated income tax rate, then adding the portion of the yield that is not exempt from federal income taxes. The factor which is used to calculate the tax equivalent yield is the reciprocal of the difference between 1 and the applicable income tax rate, which will be stated in the advertisement.


The yield and tax equivalent yield for the Fund's Class A shares for the thirty days ending December 31, 1996 is as follows:

                      SEC             Tax Equivalent          Tax Equivalent
                      Yield           Yield at 36%            Yield at 39.6%
                                      Federal Tax RateFederal Tax Rate

Arizona               3.78%           5.90%                   6.26%
Florida               4.55%           7.11%                   7.53%
Maryland              4.23%           6.61%                   7.00%
Michigan              4.06%           6.34%                   6.72%
New York              4.11%           6.42%                   6.80%
Pennsylvania          4.24%           6.63%                   7.02%
Virginia              3.80%           5.94%                   6.29%


                                  ADVERTISING

         The Funds or their affiliates may provide information such as, but not limited to, the economy, investment climate, investment principles, sociological conditions and political ambiance. Discussion may include hypothetical scenarios or lists of relevant factors designed to aid the investor in determining whether the Funds are compatible with the investor's goals. The Funds may list portfolio holdings or give examples or securities that may have been considered for inclusion in the Funds, whether held or not.
         The Funds or their affiliates may supply comparative performance data and rankings from independent sources such as Donoghue's Money Fund Report, Bank Rate Monitor, Money, Forbes, Lipper Analytical Services, Inc., CDA Investment Technologies, Inc., Wiesenberger Investment Companies Service, Russell 2000/Small Stock Index, Mutual Fund Values Morningstar Ratings, Mutual Fund Forecaster, Barron's, The Wall Street Journal, and Schabacker Investment Management, Inc. Such averages generally do not reflect any front- or back-end sales charges that may be charged by Funds in that grouping. The Funds may also cite to any source, whether in print or on-line, such as Bloomberg, in order to acknowledge origin of information. The Funds may compare themselves or their portfolio holdings to other investments, whether or not issued or regulated by the securities industry, including, but not limited to, certificates of deposit and Treasury notes. The Funds, their Advisor, and their affiliates reserve the right to update performance rankings as new rankings become available.

                        DIRECTORS/TRUSTEES AND OFFICERS


RICHARD L. BAIRD, JR., Trustee. Mr. Baird is Director of Finance for the Family Health Council, Inc. in Pittsburgh, Pennsylvania, a non-profit corporation which provides family planning services, nutrition, maternal/child health care, and various health screening services. Mr. Baird is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation, Calvert New World Fund and Calvert World Values Fund. DOB: 05/09/48. Address: 211 Overlook Drive, Pittsburgh, Pennsylvania 15216.

FRANK H. BLATZ, JR., Esq., Trustee. Mr. Blatz is a partner in the law firm of Snevily, Ely, Williams, Gurrieri & Blatz. He was formerly a partner with Abrams, Blatz, Gran, Hendricks & Reina, P.A. DOB: 10/29/35. Address: 308 East Broad Street, PO Box 2007, Westfield, New Jersey 07091.

FREDERICK T. BORTS, M.D., Trustee. Dr. Borts is a radiologist with Kaiser Permanente. Prior to that, he was a radiologist at Bethlehem Medical Imaging in Allentown, Pennsylvania. DOB: 07/23/49. Address: 2040 Nuuanu Avenue #1805, Honolulu, Hawaii, 96817.

     1 CHARLES E. DIEHL, Trustee. Mr. Diehl is Vice President and Treasurer Emeritus of the George Washington University, and has retired from University Support Services, Inc. of Herndon, Virginia. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 10/13/22. Address: 1658 Quail Hollow Court, McLean, Virginia 22101.

DOUGLAS  E.  FELDMAN,  M.D.,  Trustee.  Dr.  Feldman  practices  head  and  neck
reconstructive  surgery  in  the  Washington,   D.C.,  metropolitan  area.  DOB:
05/23/48. Address: 7536 Pepperell Drive, Bethesda, Maryland 20817.

PETER W. GAVIAN, CFA, Trustee. Mr. Gavian was a principal of Gavian De Vaux Associates, an investment banking firm. He continues to be President of with Corporate Finance of Washington, Inc. DOB: 12/08/32. Address: 3005 Franklin Road North, Arlington, Virginia 22201.

JOHN G. GUFFEY, JR., Trustee. Mr. Guffey is chairman of the Calvert Social Investment Foundation, organizing director of the Community Capital Bank in Brooklyn, New York, and a financial consultant to various organizations. In addition, he is a Director of the Community Bankers Mutual Fund of Denver, Colorado, and the Treasurer and Director of Silby, Guffey, and Co., Inc., a venture capital firm. Mr. Guffey is a trustee/director of each of the other investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. DOB: 05/15/48. Address: 7205 Pomander Lane, Chevy Chase, Maryland 20815.

M. CHARITO KRUVANT, Trustee. Ms. Kruvant is President of Creative Associates International, Inc., a firm that specializes in human resources development, information management, public affairs and private enterprise development.
DOB: 12/08/45.  Address:  5301 Wisconsin Avenue, N.W.,  Washington,  D.C. 20015.


ARTHUR J. PUGH, Trustee. Mr. Pugh serves as a Director of Acacia Federal Savings Bank. DOB: 09/24/37. Address: 4823 Prestwick Drive, Fairfax, Virginia 22030.

     1 DAVID R. ROCHAT, Senior Vice President and Trustee. Mr. Rochat is Executive Vice President of Calvert Asset Management Company, Inc., Director and Secretary of Grady, Berwald and Co., Inc., and Director and President of Chelsea Securities, Inc. DOB: 10/07/37. Address: Box 93, Chelsea, Vermont 05038.

     1 D. WAYNE SILBY, Esq., Trustee. Mr. Silby is a trustee/director of each of the investment companies in the Calvert Group of Funds, except for Acacia Capital Corporation and Calvert New World Fund. Mr. Silby is an officer, director and shareholder of Silby, Guffey & Company, Inc., which serves as general partner of Calvert Social Venture Partners ("CSVP"). CSVP is a venture capital firm investing in socially responsible small companies. He is also a Director of Acacia Mutual Life Insurance Company. DOB: 07/20/48. Address: 1715 18th Street, N.W., Washington, D.C. 20009.


RENO J. MARTINI, Senior Vice President. Mr. Martini is a director and Senior Vice President of Calvert Group, Ltd., and Senior Vice President and Chief Investment Officer of Calvert Asset Management Company, Inc. Mr. Martini is also a director and President of Calvert-Sloan Advisers, L.L.C., and a director and officer of Calvert New World Fund. DOB: 1/13/50.

RONALD M. WOLFSHEIMER, CPA, Treasurer. Mr. Wolfsheimer is Senior Vice President and Controller of Calvert Group, Ltd. and its subsidiaries and an officer of each of the other investment companies in the Calvert Group of Funds. Mr. Wolfsheimer is Vice President and Treasurer of Calvert-Sloan Advisers, L.L.C., and a director of Calvert Distributors, Inc. DOB: 07/24/47.


WILLIAM  M.  TARTIKOFF,  Esq.,  Vice  President  and  Assistant  Secretary.  Mr.
Tartikoff is an officer of each of the investment companies in the Calvert Group of Funds, and is Senior Vice President, Secretary, and General Counsel of Calvert Group, Ltd., and each of its subsidiaries. Mr. Tartikoff is also Vice President and Secretary of Calvert-Sloan Advisers, L.L.C., a director of Calvert Distributors, Inc., and is an officer of Acacia National Life Insurance Company. DOB: 08/12/47.

EVELYNE S. STEWARD, Vice President. Ms. Steward is a director and Senior Vice President of Calvert Group, Ltd., and a director of Calvert-Sloan Advisers, L.L.C. She is the sister of Philip J. Schewetti, the portfolio manager of the CSIF Equity Portfolio. DOB: 11/14/52.

DANIEL K. HAYES, Vice President. Mr. Hayes is Vice President of Calvert Asset Management Company, Inc., and is an officer of each of the other investment companies in the Calvert Group of Funds, except for Calvert New World Fund, Inc. DOB: 09/09/50.

SUSAN  WALKER  BENDER,  Esq.,  Assistant  Secretary.  Ms.  Bender  is  Associate
General Counsel of Calvert Group, Ltd. and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB:
01/29/59.

KATHERINE STONER, Esq., Assistant Secretary. Ms. Stoner is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 10/21/56.

LISA CROSSLEY, Esq., Assistant Secretary and Compliance Officer. Ms. Crossley is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers, L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB:
12/31/61.

IVY WAFFORD DUKE, Esq., Assistant Secretary Ms. Duke is Assistant Counsel of Calvert Group and an officer of each of its subsidiaries and Calvert-Sloan Advisers. L.L.C. She is also an officer of each of the other investment companies in the Calvert Group of Funds. DOB: 09/07/68.


     1 Directors deemed to be "interested persons" of the Fund under the Investment Company Act of 1940, by virtue of their affiliation with the Fund's Advisor.



Each of the above directors/trustees and officers is a director/trustee or officer of each of the investment companies in the Calvert Group of Funds with the exception of Calvert Social Investment Fund, of which only Messrs. Baird, Guffey and Silby are among the trustees, Acacia Capital Corporation, of which only Messrs. Blatz, Diehl and Pugh are among the directors, Calvert World Values Fund, Inc., of which only Messrs. Guffey and Silby are among the directors, and Calvert New World Fund, Inc., of which only Mr. Martini is among the directors. The address of directors and officers, unless otherwise noted, is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

The Audit Committee of the Board of Directors/Trustees is composed of Messrs. Baird, Blatz, Feldman, Guffey and Pugh. The Board's Investment Policy Committee is composed of Messrs. Borts, Diehl, Gavian, Rochat and Silby.
         Directors/Trustees and officers of the Fund as a group own less than 1% of each Fund's outstanding shares.

Directors/Trustees of the Fund not affiliated with the Advisor currently receive an annual fee of $20,500 for service as a member of the Board of Directors/Trustees of the Calvert Group of Funds plus a fee of $750 to $1,500 for each Board and Committee meeting attended; such fees are allocated among the Funds on the basis of their net assets. For the 1996 fiscal period, the Funds paid director/trustee fees of $279, $501, $1,205, $600, $635, $444, and $1,190, for the Arizona, Florida, Maryland, Michigan, New York, Pennsylvania, and Virginia Portfolios, respectively.

Directors/Trustees of the Fund not affiliated with the Fund's Advisor may elect to defer receipt of all or a percentage of their fees and invest them in any fund in the Calvert of Funds through the Directors/Trustees Deferred Compensation Plan (shown as "Pension or Retirement Benefits Accrued as part of Fund Expenses," below). Deferral of the fees is designed to maintain the parties in the same position as if the fees were paid on a current basis. Management believes this will have a negligible effect on the Fund's assets, liabilities, net assets, and net income per share, and will ensure that there is no duplication of advisory fees.

                          Director Compensation Table


Fiscal Year 1996         Aggregate          Pension or            Total
(unaudited numbers)      Compensation       Retirement         Compensation from
Name of Director         from Registrant    Benefits         Registrant and Fund
                         for service as     Accrued as part      Complex paid to
                         Director           of Registrant         Directors<F3>
                                            Expenses <F2>
Richard L. Baird, Jr.    $1898              $0                    $34,925
Frank H. Blatz, Jr.      $1935              $1935                 $37,875
Frederick T. Borts       $1793              $0                    $32,675
Charles E. Diehl         $1807              $1807                 $35,475
Douglas E. Feldman       $1873              $0                    $34,175
Peter W. Gavian          $1872              $560                  $34,175
M. Charito Kruvant       $905               $0                    $24,313
John G. Guffey, Jr.      $1816              $0                    $49,433
Arthur J. Pugh           $2011              $0                    $36,736
D. Wayne Silby           $1710              $0                    $56,398

<F2> Messrs.  Blatz,  Diehl,  and Gavian have chosen to defer a portion of their compensation. As of December 31, 1996, total deferred compensation, including dividends and capital appreciation, was $428,689.46, $428,442.42, and $96,332.93, for each named director, respectively.
<F3> As of December 31, 1996,  the Fund Complex  consists of nine (9) registered investment companies.


                               INVESTMENT ADVISOR

         The Fund's Investment Advisor is Calvert Asset Management Company, Inc., 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814, a subsidiary of Calvert Group, Ltd., which is a subsidiary of Acacia Mutual Life Insurance Company of Washington, D.C.
         The Investment Advisory Agreement between the Fund and the Advisor will remain in effect indefinitely, provided continuance is approved at least annually by the vote of the holders of a majority of the outstanding shares of the Funds, or by the directors/trustees of the Funds; and further provided that such continuance is also approved annually by the vote of a majority of the directors/trustees of the Funds who are not parties to the Agreement or interested persons of such parties, cast in person at a meeting called for the purpose of voting on such approval. The Agreement may be terminated without penalty by either party on 60 days' prior written notice; it automatically terminates in the event of its assignment.
         Under the Agreement, the Advisor manages the investment and reinvestment of the Fund's assets, subject to the direction and control of the Funds' Boards of Directors/Trustees. For its services, the Advisor receives an annual fee of 0.60% of the first $500 million of the Fund's average daily net assets, 0.50% of the next $500 million of such assets, and 0.40% of all assets over $1 billion.

The  advisory  fee is payable  monthly.  The Advisor  reserves  the right (i) to waive all or a part of its fee and (ii) to compensate, at its expense, broker-dealers in consideration of their promotional and administrative services. The Advisor may recapture in later years, to the extent permitted by law, fees it waived and expenses it paid in prior years. Specifically, the Advisor may recapture any fees waived or deferred and expenses reimbursed for the prior two-year period, but in no event may it recapture fees or expenses for any period later than the two-year period ending December 31, 1996. Recapture is permitted only to the extent it does not result in the Fund's aggregate expenses exceeding an annual expense limit of 2.00% of its average daily net assets. The advisory fee incurred in any given year will be paid in full before any recapture fees are paid for a prior year. Recaptured fees will apply to the most recent suspension/reimbursement period. During the 1994 fiscal period, the Advisor received advisory fees of $0, $43, $2,444, $1,690, $659, $109, and $2,392, for the Arizona, Florida, Maryland, Michigan, New York, Pennsylvania, and Virginia Portfolios, respectively, and, for the same period, waived advisory fees of $12,272, $19,011, $50,168, $42,150, $19,257,
$12,665, and $41,569, for the Arizona, Florida, Maryland, Michigan, New York, Pennsylvania, and Virginia Portfolios, respectively. For the 1995 fiscal period, the Advisor received advisory fees of $17,286, $25,034, $270,912,
$37,455,  $29,584,  $21,720,  and $59,769, for the Arizona,  Florida,  Maryland,
Michigan, New York, Pennsylvania, and Virginia Portfolios, respectively, and, for the same period, waived advisory fees of $14,027, $15,204, $38,349, $19,899, $21,022, $16,922, and $29,520, for the Arizona, Florida, Maryland,
Michigan, New York, Pennsylvania, and Virginia Portfolios, respectively. For the 1996 fiscal period, the Advisor received advisory fees of $16,538, $30,771, $72,423, $36,078, $38,381, $27,180, and $72,322, for the Arizona,
Florida, Maryland, Michigan, New York, Pennsylvania, and Virginia Portfolios, respectively.
         The Advisor provides each Fund with investment advice and research, pays the salaries and fees of all directors/trustees and executive officers of the Fund who are principals of the Advisor, and pays certain Fund advertising and promotional expenses. The Funds pay all other administrative and operating expenses, including: custodial fees; shareholder servicing, dividend disbursing and transfer agency fees; administrative service fees; federal and state securities registration fees; insurance premiums; trade association dues; interest, taxes and other business fees; legal and audit fees; and brokerage commissions and other costs associated with the purchase and sale of portfolio securities.
         The Advisor has agreed to reimburse the Funds for all expenses, excluding brokerage, taxes, interest, and extraordinary items exceeding, on a pro rata basis, the most restrictive expense limitation in those states which the Fund's shares are qualified for sale.

                            ADMINISTRATIVE SERVICES


Calvert Administrative Services Company, a wholly-owned subsidiary of Calvert Group, Ltd., has been retained by the Fund to provide certain administrative services necessary to the conduct of the Fund's affairs. Such services include the preparation of corporate and regulatory reports and filings, portfolio accounting, and the daily determination of net investment income and net asset value per share. Calvert Administrative Services Company receives an annual fee of 0.10% of each Fund's average net assets for providing such services. The Funds waived the fee for the 1994 and 1995 fiscal periods. For the 1996 fiscal period, Calvert Administrative Services Company received an annual fee of $2,756, $5,128, $12,071, $6,013, $6,397, $4,530, $12,054 for the Arizona,
Florida, Maryland, Michigan, New York, Pennsylvania, and Virginia Portfolios, respectively.

                             METHOD OF DISTRIBUTION


The Funds have entered into an agreement with Calvert Distributors, Inc. ("CDI"), whereby CDI, acting as principal underwriter for the Series, makes a continuous offering of the Series' securities on a "best efforts" basis. Prior to April 1, 1995, the principal underwriter was Calvert Securities Corporation ("CSC"). Under the terms of the agreement, CDI bears all its expenses of providing services pursuant to the agreement, including payment of any commissions and service fees. CDI receives all sales charges imposed on the Funds' shares and compensates broker-dealer firms for sales of such shares (see "Alternative Sales Options" in the Prospectus). CDI is entitled to receive reimbursement of distribution expenses pursuant to the Distribution Plans (see below). For the 1994, 1995, and 1996 fiscal periods, the Fund paid no Distribution Plan expenses. In fiscal 1994, CSC received sales charges in excess of the dealer reallowance of $7,757, $20,467, $29,470, $0, $7,872,
$718, and $43,471, for the Arizona, Florida, Maryland, Michigan, New York, Pennsylvania, and Virginia Portfolios, respectively. For fiscal 1995, CDI received sales charges in excess of the dealer reallowance of $3,016, $287, $6,482, $1,441, $3,925, $2,788, and $6,479, for the Arizona, Florida, Maryland,
Michigan, New York, Pennsylvania, and Virginia Portfolios, respectively. For fiscal 1996, CDI received sales charges in excess of the dealer reallowance of $1,262, $849, $4,214, $670, $1,977, $1,228, and $9,039, for the Arizona,
Florida, Maryland, Michigan, New York, Pennsylvania, and Virginia Portfolios, respectively.

Pursuant to Rule 12b-1 under the Investment Company Act of 1940 ("1940 Act"), the Funds have adopted Distribution Plans (the "Plans") which permit them to pay certain expenses associated with the distribution of its shares. Such expenses may not exceed, on an annual basis, 0.15% of the Funds' average daily net assets. As of October 1, 1998, expenses may not exceed, on an annual basis, 0.25% of the Funds' average daily net assets.
         The Plans were approved by the Board of Directors/Trustees, including the Directors/Trustees who are not "interested persons" of the Funds (as that term is defined in the 1940 Act) and who have no direct or indirect financial interest in the operation of the Plans or in any agreements related to the Plans. The selection and nomination of the Directors/Trustees who are not interested persons of the Fund is committed to the discretion of such disinterested Directors/Trustees. In establishing the Plans, the Directors/Trustees considered various factors including the amount of the distribution fee. The Directors/Trustees determined that there is a reasonable likelihood that the Plans will benefit the Funds and their shareholders.

The Plans may be terminated by vote of a majority of the non-interested Directors/Trustees who have no direct or indirect financial interest in the Plans, or by vote of a majority of the outstanding shares. Any change in the Plans that would materially increase the distribution cost to the Funds requires approval of the shareholders; otherwise, the Plans may be amended by the Directors/Trustees, including a majority of the non-interested Directors/Trustees as described above.
         The Plans will continue in effect successive one-year terms, provided that such continuance is specifically approved by (i) the vote of a majority of the Directors/Trustees who are not parties to the Plans or interested persons of any such party and who have no direct or indirect financial interest in the Plans, and (ii) the vote of a majority of the entire Board of Directors/Trustees.
         Apart from the Plans, the Advisor, at its expense, may incur costs and pay expenses associated with the distribution of shares of the Funds.

                    TRANSFER AND SHAREHOLDER SERVICING AGENT


Calvert Shareholder Services, Inc. ("CSSI"), a subsidiary of Calvert Group, Ltd., and Acacia Mutual, has been retained by the Funds to act as transfer agent, dividend disbursing agent and shareholder servicing agent. These responsibilities include: responding to shareholder inquiries and instructions concerning their accounts; crediting and debiting shareholder accounts for purchases and redemptions of Fund shares and confirming such transactions; daily updating of shareholder accounts to reflect declaration and payment of dividends; and preparing and distributing semi-annual statements to shareholders regarding their accounts. For such services, Calvert Shareholder Services, Inc., receives compensation based on the number of shareholder accounts and the number of transactions. The fees paid by the Series to Calvert Shareholder Services, Inc. In fiscal 1994, CSSI received $1,495, $1,143, $6,690, $2,771, $3,207, $2,022, and $5,258, for the Arizona, Florida,
Maryland, Michigan, New York, Pennsylvania, and Virginia Portfolios, respectively. For the 1995 fiscal period, CSSI received $4,131, $3,389, $9,630, $5,414, $6,915, $4,711, and $8,735, for the Arizona, Florida, Maryland,
Michigan, New York, Pennsylvania, and Virginia Portfolios, respectively. For the 1996 fiscal period, CSSI received $2,759, $2,162, $9,807, $4,739, $7,183,
$3,841, and $8,953, for the Arizona, Florida, Maryland, Michigan, New York, Pennsylvania, and Virginia Portfolios, respectively.

                     INDEPENDENT ACCOUNTANTS AND CUSTODIANS


Coopers and Lybrand L.L.P. has been selected by the Board of Directors to serve as independent accountants for all portfolios of the Fund for fiscal year 1997. State Street Bank & Trust Company, N.A., 225 Franklin Street, Boston, MA 02110, serves as custodian of the Series's investments. First National Bank of Maryland, 25 South Charles Street, Baltimore, Maryland 21203 acts as custodian of certain of the Series's cash assets. Neither custodian has any part in deciding the Fund's investment policies or the choice of securities that are to be purchased or sold by the Series.

                             PORTFOLIO TRANSACTIONS

         Portfolio transactions are undertaken on the basis of their desirability from an investment standpoint. Investment decisions and the choice of brokers and dealers are made by the Fund's Advisor under the direction and supervision of the Fund's Board of Directors/Trustees.
         Broker-dealers who execute portfolio transactions on behalf of the Funds are selected on the basis of their professional capability and the value and quality of their services. The Advisor may execute portfolio transactions with or through broker-dealers who have sold shares of the Fund. However, such sales will not be a qualifying or disqualifying factor in a broker-dealer's selection nor will the selection of any broker-dealer be based on the volume of Fund shares sold. The Advisor or its affiliate may compensate, at their expense, such broker-dealers in consideration of their promotional and administrative services.

In fiscal 1994, the portfolio turnover was 22%, 93%, 77%, 65%, 56%, 96%, and 65%, for the Arizona, Florida, Maryland, Michigan, New York, Pennsylvania, and Virginia Portfolios, respectively. For the 1995 fiscal period, the portfolio turnover was 10%, 44%, 11%, 22%, 13%, 17%, and 11%, for the Arizona, Florida, Maryland, Michigan, New York, Pennsylvania, and Virginia Portfolios, respectively. For the 1996 fiscal period, the portfolio turnover was 18%, 19%, 8%, 18%, 19%, 9%, and 4%, for the Arizona, Florida, Maryland, Michigan, New York, Pennsylvania, and Virginia Portfolios, respectively.

                              GENERAL INFORMATION

         Calvert Municipal Fund, Inc., was organized as a corporation under the General Corporation Law of the State of Maryland on February 4, 1992. The Fund includes the following series: (list all except Florida) Calvert National Municipal Intermediate Fund and Calvert California Municipal Intermediate Fund, Calvert Maryland Municipal Intermediate Fund. Prior to March 1, 1994, Calvert National Municipal Intermediate Fund was known as Calvert Intermediate Municipal Fund.
         First Variable Rate Fund for Government Income was originally organized as a Maryland corporation, and became a Massachusetts business trust on April 30, 1984. It has two series, one doing business as Calvert First Government Money Market Fund, and the other, Calvert Florida Municipal Intermediate Fund.

Each share of each Fund represents an equal proportionate interest in that Fund with each other share and is entitled to such dividends and distributions out of the income belonging to such series as declared by the Board. Upon any liquidation of the Funds, shareholders are entitled to share pro rata in the net assets belonging to that Fund available for distribution.
         The Funds will send shareholders unaudited semi-annual and audited annual reports that will include the Funds' net asset value per share, portfolio securities, income and expenses, and other financial information.
         The Funds' registration statements, containing additional information, are on file with the Securities and Exchange Commission and are available to the public.

                              FINANCIAL STATEMENTS


The audited financial statements in the Funds' Annual Report to Shareholders, dated December 31, 1996, are expressly incorporated by reference and made a part of this Statement of Additional Information. A copy of the Annual Report may be obtained free of charge by writing or calling the Funds.

                                    APPENDIX

Municipal Obligations
         Municipal obligations are debt obligations issued by states, cities, municipalities, and their agencies to obtain funds for various public purposes. Such purposes include the construction of a wide range of public facilities, the refunding of outstanding obligations, the obtaining of funds for general operating expenses, and the lending of funds to other public institutions and facilities. In addition, certain types of industrial development bonds are issued by or on behalf of public authorities to obtain funds for many types of local, privately operated facilities. Such debt instruments are considered municipal obligations if the interest paid on them is exempt from federal income tax in the opinion of bond counsel to the issuer. Although the interest paid on the proceeds from private activity bonds used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities may be exempt from federal income tax, current federal tax law places substantial limitations on the size of such issues.
         Municipal obligations are generally classified as either "general obligation" or "revenue'' bonds. General obligation bonds are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source, but not from the general taxing power. Tax-exempt industrial development bonds are in most cases revenue bonds and do not generally carry the pledge of the credit of the issuing municipality. There are, of course, variations in the security of municipal obligations, both within a particular classification and among classifications.
         Municipal obligations are generally traded on the basis of a quoted yield to maturity, and the price of the security is adjusted so that relative to the stated rate of interest it will return the quoted rate to the purchaser.
         Short-term and limited-term municipal obligations include Tax Anticipation Notes, Revenue Anticipation Notes, Bond Anticipation Notes, Construction Loan Notes, and Discount Notes. The maturities of these instruments at the time of issue generally will range between three months and one year. Pre-Refunded Bonds with longer nominal maturities that are due to be retired with the proceeds of an escrowed subsequent issue at a date within one year and three years of the time of acquisition are also considered short-term and limited-term municipal obligations.

Municipal Note and Bond Ratings
Description of Moody's Investors Service, Inc.'s ratings of state and municipal notes:
         Moody's ratings for state and municipal notes and other short-term obligations are designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short-term credit risk and long-term risk.
         MIG 1: Notes bearing this designation are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both.
         MIG2: Notes bearing this designation are of high quality, with margins of protection ample although not so large as in the preceding group.
         MIG3: Notes bearing this designation are of favorable quality, with all security elements accounted for but lacking the undeniable strength of the preceding grades. Market access for refinancing, in particular, is likely to be less well established.
         MIG4: Notes bearing this designation are of adequate quality, carrying specific risk but having protection commonly regarded as required of an investment security and not distinctly or predominantly speculative.

Description of Moody's Investors Service Inc.'s/Standard & Poor's municipal bond ratings:
         Aaa/AAA: Best quality. These bonds carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. This rating indicates an extremely strong capacity to pay principal and interest.
         Aa/AA: Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities, fluctuation of protective elements may be of greater amplitude, or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.
         A/A: Upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which make the bond somewhat more susceptible to the adverse effects of circumstances and economic conditions.
         Baa/BBB: Medium grade obligations; adequate capacity to pay principal and interest. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay principal and interest for bonds in this category than for bonds in the A category.
         Ba/BB, B/B, Caa/CCC, Ca/CC: Debt rated in these categories is regarded as predominantly speculative with respect to capacity to pay interest and repay principal. There may be some large uncertainties and major risk exposure to adverse conditions. The higher the degree of speculation, the lower the rating.
         C/C: This rating is only for no-interest income bonds.
         D: Debt in default; payment of interest and/or principal is in arrears.


                                LETTER OF INTENT

Date

Calvert Distributors, Inc.
4550 Montgomery Avenue
Bethesda, MD 20814

Ladies and Gentlemen:

         By signing this Letter of Intent, or affirmatively marking the Letter of Intent option on my Fund Account Application Form, I agree to be bound by the terms and conditions applicable to Letters of Intent appearing in the Prospectus and the Statement of Additional Information for the Fund and the provisions described below as they may be amended from time to time by the Fund. Such amendments will apply automatically to existing Letters of Intent.

         I intend to invest in the shares of:(Fund or Portfolio name*) during the thirteen (13) month period from the date of my first purchase pursuant to this Letter (which cannot be more than ninety (90) days prior to the date of this Letter or my Fund Account Application Form, whichever is applicable), an aggregate amount (excluding any reinvestments of distributions) of at least fifty thousand dollars ($50,000) which, together with my current holdings of the Fund (at public offering price on date of this Letter or my Fund Account Application Form, whichever is applicable), will equal or exceed the amount checked below:

         __ $50,000 __ $100,000 __ $250,000 __ $500,000 __ $1,000,000

         Subject to the conditions specified below, including the terms of escrow, to which I hereby agree, each purchase occurring after the date of this Letter will be made at the public offering price applicable to a single transaction of the dollar amount specified above, as described in the Fund's prospectus. No portion of the sales charge imposed on purchases made prior to the date of this Letter will be refunded.

         I am making no commitment to purchase shares, but if my purchases within thirteen months from the date of my first purchase do not aggregate the minimum amount specified above, I will pay the increased amount of sales charges prescribed in the terms of escrow described below. I understand that 4.75% of the minimum dollar amount specified above will be held in escrow in the form of shares (computed to the nearest full share). These shares will be held subject to the terms of escrow described below.

         From the initial purchase (or subsequent purchases if necessary), 4.75% of the dollar amount specified in this Letter shall be held in escrow in shares of the Fund by the Fund's transfer agent. For example, if the minimum amount specified under the Letter is $50,000, the escrow shall be shares valued in the amount of $2,375 (computed at the public offering price adjusted for a $50,000 purchase). All dividends and any capital gains distribution on the escrowed shares will be credited to my account.

         If the total minimum investment specified under the Letter is completed within a thirteen month period, escrowed shares will be promptly released to me. However, shares disposed of prior to completion of the purchase requirement under the Letter will be deducted from the amount required to complete the investment commitment.

         Upon expiration of this Letter, the total purchases pursuant to the Letter are less than the amount specified in the Letter as the intended aggregate purchases, Calvert Distributors, Inc. ("CDI") will bill me for an amount equal to the difference between the lower load I paid and the dollar amount of sales charges which I would have paid if the total amount purchased had been made at a single time. If not paid by the investor within 20 days, CDI will debit the difference from my account. Full shares, if any, remaining in escrow after the aforementioned adjustment will be released and, upon request, remitted to me.

         I irrevocably constitute and appoint CDI as my attorney-in-fact, with full power of substitution, to surrender for redemption any or all escrowed shares on the books of the Fund. This power of attorney is coupled with an interest.

         The commission allowed by Calvert Distributors, Inc. to the broker-dealer named herein shall be at the rate applicable to the minimum amount of my specified intended purchases.

         The Letter may be revised upward by me at any time during the thirteen-month period, and such a revision will be treated as a new Letter, except that the thirteen-month period during which the purchase must be made will remain unchanged and there will be no retroactive reduction of the sales charges paid on prior purchases.

         In determining the total amount of purchases made hereunder, shares disposed of prior to termination of this Letter will be deducted. My broker-dealer shall refer to this Letter of Intent in placing any future purchase orders for me while this Letter is in effect.



Dealer


Name of Investor(s)


By
Authorized Signer


Address



Date


Signature of Investor(s)


Date


Signature of Investor(s)


* "Fund" in this Letter of Intent shall refer to the Fund or Portfolio, as the case may be, here indicated.



                  CALVERT ARIZONA MUNICIPAL INTERMEDIATE FUND
                  CALVERT FLORIDA MUNICIPAL INTERMEDIATE FUND
                  CALVERT MARYLAND MUNICIPAL INTERMEDIATE FUND
                  CALVERT MICHIGAN MUNICIPAL INTERMEDIATE FUND
                  CALVERT NEW YORK MUNICIPAL INTERMEDIATE FUND
                CALVERT PENNSYLVANIA MUNICIPAL INTERMEDIATE FUND
                  CALVERT VIRGINIA MUNICIPAL INTERMEDIATE FUND

                      Statement of Additional Information

                              April 30, 1997

INVESTMENT ADVISOR
Calvert Asset Management Company, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.
217 E. Redwood Street
Baltimore, Maryland 21202-3316

TRANSFER AGENT
Calvert Shareholder Services, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814

PRINCIPAL UNDERWRITER
Calvert Distributors, Inc.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814


              TABLE OF CONTENTS

              Investment Objective                                    1
              Investment Policies                                     1
              Investment Restrictions                                 7
              Purchases and Redemptions of Shares                     8
              Dividends and Distributions                            10
              Tax Matters                                            10
              Valuation of Shares                                    11
              Calculation of Yield and Total Return                  11
              Advertising                                            14
              Directors and Officers                                 15
              Investment Advisor                                     17
              Administrative Services                                18
              Method of Distribution                                 18
              Transfer and Shareholder Servicing Agent               19
              Independent Accountants and Custodians                 19
              Portfolio Transactions                                 20
              General Information                                    20
              Financial Statements                                   20
              Appendix                                               21

                           PART C. OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

         (a)    Financial statements

                  Financial statements incorporated by reference to:

                  Registrant's Annual Report to Shareholders of the Calvert Municipal Fund, Inc., dated December 31, 1996, and filed March 5, 1997.


                  Schedules II-VII, inclusive, for which provision is made in the applicable accounting regulation of the Securities and Exchange Commission, are omitted because they are not required under the related instructions, or they are inapplicable, or the required information is presented in the financial statements or notes thereto.


         (b)    Exhibits:

                1. Articles of Incorporation, (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992, and as amended, incorporated by reference to Registrant's Pre-Effective Amendment No. 3, May 21, 1992).

                2. By-Laws (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

                4. Specimen Stock Certificate for Calvert California Municipal Intermediate Fund, (incorporated by reference to Registrant's Post-Effective Amendment No. 1, filed July 27, 1992).

                5. Investment Advisory Contract (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

                6. Underwriting Agreement, (incorporated by reference to Registant's Post-Effective Amendment No. ).

                7. Directors' Deferred Compensation Agreement (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

                8. Custodial Contract (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

                9.a. Transfer Agency Contract (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

                9.b. Administrative Services Agreement (incorporated by reference to Registrant's Pre-Effective Amendment No. 2, April 27, 1992).

                10. Opinion and Consent of Counsel as to Legality of Shares Being Registered (filed herewith).

                11. Consent of Independent Auditors to Use of Report (filed herewith).

                15. Plan of Distribution (incorporated by reference to Registrant's Post-Effective Amendment No. 13, January 25, 1996).

                16. Schedule for Computation of Performance Quotation, (incorporated by reference to Registrant's Post-Effective Amendment No. 4, August 2, 1993).

                17.        Rule 414 Statement of Successor Entity
                           (incorporated by reference to Registrant's
                           Pre-Effective Amendment No. 3, May 21, 1992).

                  (i)      Financial Data Schedules (filed herewith).


         Exhibits 3 and 12 through 14 are omitted because they are inapplicable.

Item 25.  Persons Controlled By or Under Common Control With Registrant

         Registrant is controlled by its Board of Directors. Some members of Registrant's Board also serve on the Board of Trustees/Directors for Calvert Social Investment Fund, Calvert World Values Fund, Inc., Calvert New World Fund, Inc., or Acacia Capital Corporation, and/or a common Board with four other registered investment companies, First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves Money Management Plus, and The Calvert Fund.

Item 26.  Number of Holders of Securities

         As of February 28, 1997, there were 1,063 holders of record of Registrant's common stock for the Calvert California Municipal Intermediate Fund series of Calvert Municipal Fund, Inc.

         As of February 28, 1997, there were 1,404 holders of record of Registrant's common stock for the Calvert National Municipal Intermediate Fund series of Calvert Municipal Fund, Inc.

         As of February 28, 1997, there were 408 holders of record of Registrant's common stock for the Calvert Maryland Municipal Intermediate Fund series of Calvert Municipal Fund, Inc.

         As of February 28, 1997, there were 157 holders of record of Registrant's common stock for the Calvert Michigan Municipal Intermediate Fund series of Calvert Municipal Fund, Inc.

         As of February 28, 1997, there were 250 holders of record of Registrant's common stock for the Calvert New York Municipal Intermediate Fund series of Calvert Municipal Fund, Inc.

         As of February 28, 1997, there were 398 holders of record of Registrant's common stock for the Calvert Virginia Municipal Intermediate Fund series of Calvert Municipal Fund, Inc.

         As of February 28, 1997, there were 99 holders of record of Registrant's common stock for the Calvert Arizona Municipal Intermediate Fund series of Calvert Municipal Fund, Inc.

         As of February 28, 1997, there were 144 holders of record of Registrant's common stock for the Calvert Pennsylvania Municipal Intermediate Fund series of Calvert Municipal Fund, Inc.

Item 27.  Indemnification

         Registrant's Bylaws, Exhibit 2 to this Registration Statement, provide that officers and directors will be indemnified by the Fund against liabilities and expenses incurred by such persons in connection with actions, suits, or proceedings arising out of their offices or duties of employment, except that no indemnification can be made to a person who has been adjudged liable of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties. In the absence of such an adjudication, the determination of eligibility for indemnification shall be made by independent counsel in a written opinion or by the vote of a majority of a quorum of directors who are neither "interested persons" of Registrant, as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, nor parties to the proceeding.

         Registrant's Articles of Incorporation also provide that Registrant may purchase and maintain liability insurance on behalf of any officer, trustee, employee or agent against any liabilities arising from such status. In this regard, Registrant maintains a Directors & Officers (Partners) Liability Insurance Policy with Chubb Group of Insurance Companies, 15 Mountain View Road, Warren, New Jersey 07061, providing Registrant with $5 million in directors and officers liability coverage, plus $3 million in excess directors and officers liability coverage for the independent trustees/directors only. Registrant also maintains a $8 million Investment Company Blanket Bond issued by ICI Mutual Insurance Company, P.O. Box 730, Burlington, Vermont, 05402.

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Ronald M.             First Variable Rate Fund for Government Income
  Wolfsheimer         Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      --------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Group, Ltd.                              Officer
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company                               and
                      Service Company                                  Director
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Distributors, Inc.                       Director
                      Broker-Dealer                                    and
                      4550 Montgomery Avenue                           Officer
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert-Sloan Advisers, LLC                      Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Md. 20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity


David R. Rochat       First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus                            and
                      The Calvert Fund                                 Trustee

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Municipal Fund, Inc.                     Officer
                      Investment Company                               and
                      4550 Montgomery Avenue                           Director
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.                                  and
                      Investment Advisor                               Director
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ---------------
                      Chelsea Securities, Inc.                         Officer
                      Securities Firm                                  and
                      Post Office Box 93                               Director
                      Chelsea, Vermont  05038
                      ---------------
                      Grady, Berwald & Co.                             Officer
                      Holding Company                                  and
                      43A South Finley Avenue                          Director
                      Basking Ridge, NJ  07920
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity


Reno J. Martini       Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Group, Ltd.                              Officer
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert New World Fund, Inc.                     Director
                      Investment Company                               and
                      4550 Montgomery Avenue                           Officer
                      Bethesda, Maryland 20814
                      ---------------
                      Calvert-Sloan Advisers, LLC                      Director
                      Investment Advisor                               and
                      4550 Montgomery Avenue                           Officer
                      Bethesda, Md. 20814
                      ---------------

Charles T. Nason      Acacia Mutual Life Insurance                     Officer
                      Acacia National Life Insurance                   and
                                                                       Director
                      Insurance Companies
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ---------------
                      Acacia Financial Corporation                     Officer
                      Holding Company                                  and
                      51 Louisiana Avenue, NW                          Director
                      Washington, D.C.  20001
                      ---------------
                      Gardner Montgomery Company                       Director
                      Tax Return Preparation Services
                      51 Louisiana Avenue, NW
                      Washington, D.C. 20001
                      ----------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity


Charles T. Nason      Acacia Federal Savings Bank                      Director
  (continued)         Savings Bank
                      7600-B Leesburg Pike
                      Falls Church, Virginia 22043
                      ---------------
                      Enterprise Resources, Inc.                       Director
                      Business Support Services
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ---------------
                      Acacia Insurance Management
                        Services Corporation                           Officer
                      Service Corporation                              and
                      51 Louisiana Avenue, N.W.                        Director
                      Washington, D.C.  20001
                      ---------------
                      Calvert Group, Ltd.                              Director
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Administrative                           Director
                        Services Co.
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Asset Management Co., Inc.               Director
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Shareholder Services, Inc.               Director
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Social Investment Fund                   Trustee
                      Investment Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      -----------------
                      The Advisors Group, Inc.                         Director
                      Broker-Dealer and
                      Investment Advisor
                      51 Louisiana Avenue, NW
                      Washington, D.C. 20001
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity


Robert John.          Acacia National Life Insurance                   Officer
  H. Sands            Insurance Company                                and
                      51 Louisiana Avenue, NW                          Director
                      Washington, D.C.  20001
                      ----------------
                      Acacia Mutual Life Insurance                     Officer
                      Insurance Company
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ----------------
                      Acacia Financial Corporation                     Officer
                      Holding Company                                  and
                      51 Louisiana Avenue, NW                          Director
                      Washington, D.C.  20001
                      ----------------
                      Acacia Federal Savings Bank                      Officer
                      Savings Bank
                      7600-B Leesburg Pike
                      Falls Church, Virginia 22043
                      ---------------
                      Enterprise Resources, Inc.                       Director
                      Business Support Services
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ---------------
                      Acacia Realty Corporation                        Officer
                      Real Estate Investments
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ---------------
                      Acacia Insurance Management
                        Services Corporation                           Officer
                      Service Corporation                              and
                      51 Louisiana Avenue, N.W                         Director
                      Washington, D.C.  20001
                      ---------------
                      Gardner Montgomery Company                       Officer
                      Tax Return Preparation Services                  and
                      51 Louisiana Avenue, NW                          Director
                      Washington, D.C. 20001
                      ----------------
                      The Advisors Group, Inc.                         Director
                      Broker-Dealer and
                      Investment Advisor
                      51 Louisiana Avenue, NW
                      Washington, D.C. 20001
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Robert-John H.        Calvert Group, Ltd.                              Director
Sands                 Holding Company
  (continued)         4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Administrative                           Director
                        Services, Co.
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Asset Management Co., Inc.               Director
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, MD  20814
                      ---------------
                      Calvert Shareholder Services, Inc.               Director
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

William M. Tartikoff  Acacia National Life Insurance                   Officer
                      Insurance Company
                      51 Louisiana Avenue, NW
                      Washington, D.C.  20001
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Group, Ltd.                              Officer
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

William M.            Calvert Administrative                           Officer
Tartikoff               Services Company
  (continued)         Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Director
                      Broker-Dealer                                    and
                      4550 Montgomery Avenue                           Officer
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland 20814
                      ----------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Susan Walker          Calvert Group, Ltd.                              Officer
  Bender              Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Katherine             Calvert Group, Ltd.                              Officer
  Stoner              Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Lisa Crossley         Calvert Group, Ltd.                              Officer
                      Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Ivy Wafford           Calvert Group, Ltd.                              Officer
  Duke                Holding Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Administrative                           Officer
                        Services Company
                      Service Company
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------
                      Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Shareholder                              Officer
                        Services, Inc.
                      Transfer Agent
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      Calvert-Sloan Advisers, L.L.C.                   Officer
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.
                      Calvert New World Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Daniel K. Hayes       Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ------------------
                      First Variable Rate Fund for Government Income
                      Calvert Tax-Free Reserves                        Officer
                      Money Management Plus
                      Calvert Social Investment Fund
                      The Calvert Fund
                      Acacia Capital Corporation
                      Calvert Municipal Fund, Inc.
                      Calvert World Values Fund, Inc.

                      Investment Companies
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ------------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Geoffrey Ashton       Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------

Lee Mahfouz           Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

                      Calvert Distributors, Inc.                       Officer
                      Broker-Dealer
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ----------------

Item 28.  Business and Other Connections of Investment Adviser

                      Name of Company, Principal
Name                  Business and Address                             Capacity

Annette Krakovitz     Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

John Nichols          Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

David Leach           Calvert Asset Management                         Officer
                        Company, Inc.
                      Investment Advisor
                      4550 Montgomery Avenue
                      Bethesda, Maryland  20814
                      ---------------

Item 29.          Principal Underwriters

         (a) Registrant's principal underwriter, Calvert Distributors, Inc., underwrites the securities of each of Registrant's series, as well as the securities of First Variable Rate Fund for Government Income, Calvert Tax-Free Reserves, Calvert Social Investment Fund, Money Management Plus, Calvert Municipal Fund, Inc., Calvert World Values Fund, Inc., and Calvert New World Fund, Inc., and Acacia Capital Corporation.

         (b) Positions of Underwriter's Officers and Directors

Name and Principal             Position(s) with               Position(s) with
Business Address               Underwriter                    Registrant

Steven J. Schueth              President                      None

Ronald M. Wolfsheimer          Senior Vice President          Treasurer
                               and Chief Financial Officer

William M. Tartikoff           Director, Senior Vice          Vice President
                               President and Secretary          and Secretary

Karen Becker                   Vice President                 None

Steven Cohen                   Vice President                 None

Geoffrey Ashton                Regional Vice President        None

Lee Mahfouz                    Regional Vice President        None

Timothy McCabe                 Regional Vice President        None

Susan Walker Bender            Assistant Secretary            Assistant
Secretary

Katherine Stoner               Assistant Secretary            Assistant
Secretary

Lisa Crossley                  Assistant Secretary            Assistant
Secretary
                               and Compliance Officer         and Compliance
Officer

Ivy Wafford Duke               Assistant Secretary            Assistant
Secretary


The principal business address of the above individuals is 4550 Montgomery Avenue, Suite 1000N, Bethesda, Maryland 20814.

         (c)    Inapplicable.

Item 30.  Location of Accounts and Records

         Ronald M. Wolfsheimer, Controller
         and
         William M. Tartikoff, Secretary

         4550 Montgomery Avenue, Suite 1000N
         Bethesda, Maryland  20814


Item 31.  Management Services

         Not Applicable


Item 32.  Undertakings

         a)       Not Applicable

         b)       Not Applicable

         c) The Registrant undertakes to furnish to each person to whom a Prospectus is delivered, a copy of the Registrant's latest Annual Report to Shareholders, upon request and without charge.

                                   SIGNATURES


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this registration statement to be signed on its behalf by the undersigned, thereto duly authorized in the City of Bethesda, and State of Maryland, on the 28th day of April, 1997.


                           CALVERT MUNICIPAL FUND, INC.

                           By:      _________________________________
                                    William M. Tartikoff
                                    Vice President & Secretary

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated.


Signature                           Title                              Date


_________**_____________            Principal Accounting               04/28/97
Ronald M. Wolfsheimer               Officer


__________**____________            Director                           04/28/97
Richard L. Baird, Jr.


__________**____________            Director                           04/28/97
Frank H. Blatz, Jr., Esq.


__________**____________            Director                           04/28/97
Frederick T. Borts, M.D.


__________**____________            Director                           04/28/97
Charles E. Diehl


__________**____________            Director                           04/28/97
Douglas E. Feldman


__________**____________            Director                           04/28/97
Peter W. Gavian


__________**____________            Director                           04/28/97
John G. Guffey, Jr.


__________**____________            Director                           04/28/97
Arthur J. Pugh


__________**____________            Director                           04/28/97
David R. Rochat


__________**____________            Director                           04/28/97
D. Wayne Silby


______________________              Director                           04/29/97
M. Charito Kruvant


**  Signed by Susan Walker Bender
pursuant to power of attorney, attached hereto.

EXHIBIT INDEX

Form N-1A
Item No.

Ex-23
24(b)(10)                                Form of Opinion and Consent of Counsel

Ex-23
24(b)(11)                                Independent Auditors' Consent

Ex-24                                    Power of Attorney

Ex-27
24(17)                                   Financial Data Schedules